                                                             File Nos. 333-63093
                                                                        811-6632


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 6

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 51

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b) of Rule 485
        ---
         X    on May 1, 2001 pursuant to paragraph (b) of Rule 485
        ---
              60 days after filing pursuant to paragraph (a) (1) of Rule 485
        ---
              on (date) pursuant to paragraph (a) (1) of Rule 485
        ---
              this post-effective amendment designates a new effective
        ---   date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.     CAPTION IN PROSPECTUSES
-----------------     -----------------------

1.....................Cover Page

2.....................Special Terms

3.....................Summary of Fees and Expenses; Summary of Contract Features

4.....................Condensed Financial Information; Performance Information

5.....................Description of the Companies, the Variable Accounts, and
                      the Underlying Investment Companies

6.....................Charges and Deductions

7.....................Description of the Contract

8.....................Electing the Form of Annuity and Annuity Date;
                      Description of Variable Annuity Payout Options; Annuity Benefit Payments

9.....................Death Benefit

10....................Payments; Computation of Values; Distribution

11....................Surrender; Withdrawals; Texas Optional Retirement Program

12....................Federal Tax Considerations

13....................Legal Matters

14....................Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO.     CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------     ----------------------------------------------

15....................Cover Page

16....................Table of Contents

17....................General Information and History

18....................Services

19....................Underwriters

20....................Underwriters

FORM N-4 ITEM NO.     CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
-----------------     -------------------------------------------------------

21....................Performance Information

22....................Annuity Benefit Payments

23....................Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            Worcester, Massachusetts


This Prospectus provides important information about the Allmerica Select Charter variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. Please read this Prospectus carefully before investing and keep it for future reference. Annuities involving risks including possible loss of principal.


A Statement of Additional Information dated May 1, 2001 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as the Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


Allmerica Investment Trust                              Fidelity Variable Insurance Products Fund
AIT Equity Index Fund                                   Fidelity VIP Equity-Income Portfolio
AIT Money Market Fund                                   Fidelity VIP Growth Portfolio
AIT Select Aggressive Growth Fund                       Fidelity VIP High Income Portfolio
AIT Select Capital Appreciation Fund                    Fidelity Variable Insurance Products Fund II
AIT Select Emerging Markets Fund                        Fidelity VIP II Contrafund-Registered
AIT Select Growth Fund                                  Trademark- Portfolio
AIT Select Growth and Income Fund                       Fidelity Variable Insurance Products Fund III
AIT Select International Equity Fund                    Fidelity VIP III Growth & Income Portfolio
AIT Select Investment Grade Income Fund                 Fidelity VIP III Mid Cap Portfolio
AIT Select Strategic Growth Fund                        Franklin Templeton Variable Insurance
AIT Select Strategic Income Fund                        Products Trust (Class 2)
AIT Select Value Opportunity Fund                       FT VIP Franklin Small Cap Fund
AIM Variable Insurance Funds                            FT VIP Mutual Shares Securities Fund
AIM V.I. Aggressive Growth Fund                         INVESCO Variable Investment Funds, Inc.
AIM V.I. Blue Chip Fund                                 INVESCO VIF Dynamics Fund
AIM V.I. Value Fund                                     INVESCO VIF Health Sciences Fund
Alliance Variable Products Series Fund, Inc.            Janus Aspen Series (Service Shares)
(Class B)                                               Janus Aspen Aggressive Growth Portfolio
Alliance Growth and Income Portfolio                    Janus Aspen Growth Portfolio
Alliance Premier Growth Portfolio                       Janus Aspen Growth and Income Portfolio
Deutsche Asset Management VIT Funds                     Janus Aspen International Growth Portfolio
Deutsche VIT EAFE Equity Index                          Pioneer Variable Contracts Trust (Class II)
Deutsche VIT Small Cap Index                            Pioneer Fund VCT Portfolio
Eaton Vance Variable Trust                              Pioneer Real Estate Growth VCT Portfolio
Eaton Vance VT Floating Rate-Income Fund                Scudder Variable Series II
Eaton Vance VT Worldwide Health Sciences Fund           Scudder Technology Growth Portfolio
                                                        SVS Dreman Financial Services Portfolio
                                                        T. Rowe Price International Series, Inc.
                                                        T. Rowe Price International Stock Portfolio



The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).



The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.


This annuity is NOT a bank deposit or obligation; is NOT federally insured; and is NOT endorsed by any bank or governmental agency.

The Securities and Exchange Commission has not approved or disapproved these securities or determined that the information in this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               DATED MAY 1, 2001

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        14
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS AND THE
 UNDERLYING INVESTMENT COMPANIES............................        20
INVESTMENT OBJECTIVES AND POLICIES..........................        24
PERFORMANCE INFORMATION.....................................        27
DESCRIPTION OF THE CONTRACT.................................        29
  A.   Payments.............................................        29
  B.   Right to Cancel Individual Retirement Annuity........        30
  C.   Right to Cancel All Other Contracts..................        30
  D.   Transfer Privilege...................................        30
        Asset Allocation Model Reallocations................        30
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        30
  E.   Surrender............................................        32
  F.   Withdrawals..........................................        32
        Systematic Withdrawals..............................        33
        Life Expectancy Distributions.......................        33
  G.   Death Benefit........................................        34
        Death of An Owner Prior to the Annuity Date.........        34
        Optional Enhanced Death Benefit Rider...............        34
        Payment of the Death Benefit........................        35
  H.   The Spouse of the Owner as Beneficiary...............        35
  I.   Assignment...........................................        36
  J.   Electing the Form of Annuity and the Annuity Date....        36
  K.   Description of Variable Annuity Payout Options.......        37
  L.   Annuity Benefit Payments.............................        38
        Determination of the First Variable Annuity Benefit
        Payment.............................................        38
        The Annuity Unit....................................        39
        Determination of the Number of Annuity Units........        39
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        39
  M.  Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        39
  N.   NORRIS Decision......................................        41
  O.   Computation of Values................................        41
        The Accumulation Unit...............................        41
        Net Investment Factor...............................        42
CHARGES AND DEDUCTIONS......................................        43
  A.   Variable Account Deductions..........................        43
        Mortality and Expense Risk Charge...................        43
        Administrative Expense Charge.......................        43
        Other Charges.......................................        43
  B.   Contract Fee.........................................        44
  C.   Optional Benefit Rider Charges.......................        44
  D.   Premium Taxes........................................        44
  E.   Transfer Charge......................................        45
GUARANTEE PERIOD ACCOUNTS...................................        46
FEDERAL TAX CONSIDERATIONS..................................        48
  A.   General..............................................        48
        The Company.........................................        48
        Diversification Requirements........................        48
        Investor Control....................................        48

  B.   Qualified and Non-Qualified Contracts................        49
  C.   Taxation of the Contracts in General.................        49
        Withdrawals Prior to Annuitization..................        49
        Annuity Payouts After Annuitization.................        49
        Penalty on Distribution.............................        49
        Assignments or Transfers............................        50
        Nonnatural Owners...................................        50
        Deferred Compensation Plans of State and Local
        Government and Tax-Exempt...........................        50
  D.   Tax Withholding......................................        50
  E.   Provisions Applicable to Qualified Employer Plans....        51
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        51
        Individual Retirement Annuities.....................        51
        Tax-Sheltered Annuities.............................        51
        Texas Optional Retirement Program...................        52
STATEMENTS AND REPORTS......................................        52
LOANS (QUALIFIED CONTRACTS ONLY)............................        52
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        52
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        53
VOTING RIGHTS...............................................        54
DISTRIBUTION................................................        54
LEGAL MATTERS...............................................        54
FURTHER INFORMATION.........................................        54
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- PERFORMANCE TABLES (ALLMERICA FINANCIAL LIFE
 INSURANCE AND ANNUITY COMPANY).............................       B-1
APPENDIX C -- PERFORMANCE TABLES (FIRST ALLMERICA FINANCIAL
 LIFE INSURANCE COMPANY)....................................       C-1
APPENDIX D -- THE MARKET VALUE ADJUSTMENT...................       D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION...............       E-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         3
ANNUITY BENEFIT PAYMENTS....................................         4
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         7
PERFORMANCE INFORMATION.....................................         8
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

Accumulated Value: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

Accumulation Unit: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

Annuitant: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

Annuity Date: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Owner's 99th birthday.

Annuity Unit: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

Company: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.


Cumulative Earnings: the Accumulated Value reduced by total payments not previously withdrawn.


Fixed Account: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

Fixed Annuity Payout: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

General Account: all the assets of the Company other than those held in a separate account.

Guarantee Period: the number of years that a Guaranteed Interest Rate is credited to a Guarantee Period Account.

Guarantee Period Account: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

Guaranteed Interest Rate: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

Market Value Adjustment: a positive or negative adjustment to earnings in the Guarantee Period Account assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

Owner (You): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is an Annuitant. Unless otherwise indicated, any reference to Owner shall include Joint Owners.


Sub-Account: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

Surrender Value: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, rider charge and Market Value Adjustment.


Underlying Fund (or Funds): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AVIF"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding fund of Deutsche Asset Management VIT Funds ("Deutsche VIT"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding portfolio of the Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").


Valuation Date: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

Variable Account: Allmerica Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

Variable Annuity Payout: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the Allmerica Select Charter Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts and (3) annual expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" in CHARGES AND DEDUCTIONS.



                                                                   Charge
(1) Contract Charges:                                              ------
                                                                    None
Sales Charge Imposed on Payments:
Surrender Charge:                                                   None

Transfer Charge:                                                    None
 The Company currently makes no charge for processing
 transfers and guarantees that the first 12 transfers in a
 Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to
 reimburse the Company for the costs of processing the
 transfer.

Annual Contract Fee:                                               $35*
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is less than $75,000.

* This fee may vary by state. See your Contract for more information.

Optional Rider Charges:
  Under the following riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each
  Contract month and, if applicable, at termination of the
  rider. The charge on an annual basis as a percentage of
  the Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider       0.25%
      with a ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider       0.15%
      with a fifteen year waiting period:
    Optional Enhanced Death Benefit Rider:                         0.25%

(2) Annual Sub-Account Expenses:
  (on an annual basis as percentage of average daily net
  assets)
  Mortality and Expense Risk Charge:                               1.25%
  Administrative Expense Charge:                                   0.15%
                                                                   ------
  Total Annual Expenses:                                           1.40%

(3) Annual Underlying Fund Expenses:


Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2000, as adjusted for any material changes.



                                                                                                       Total Fund
                              Management Fee     Service fees      Other Expenses                       Expenses
                                (after any         or 12b-1      (after any waivers/               (after any waivers/
Underlying Fund             voluntary waivers)      Fees*          reimbursements)                   reimbursements)
---------------             ------------------   ------------   ---------------------   -----------------------------------------
AIT Equity Index Fund.....         0.27%             0.00%              0.06%                                   0.33%(1)(2)
AIT Money Market Fund**...         0.31%             0.00%              0.05%                                   0.36%(1)
AIT Select Aggressive
 Growth Fund..............         0.78%             0.00%              0.05%                                   0.83%(1)(2)
AIT Select Capital
 Appreciation Fund........         0.87%             0.00%              0.07%                                   0.94%(1)(2)
AIT Select Emerging
 Markets Fund.............         1.35%             0.00%              0.54%                                   1.89%(1)(2)
AIT Select Growth Fund....         0.76%             0.00%              0.05%                                   0.81%(1)
AIT Select Growth and
 Income Fund..............         0.67%             0.00%              0.06%                                   0.73%(1)
AIT Select International
 Equity Fund..............         0.88%             0.00%              0.11%                                   0.99%(1)(2)
AIT Select Investment
 Grade Income Fund........         0.42%             0.00%              0.07%                                   0.49%(1)
AIT Select Strategic
 Growth Fund..............         0.85%             0.00%              0.30%                                   1.15%(1)(2)
AIT Select Strategic
 Income Fund***...........         0.55%             0.00%              0.47%                                   1.02%(1)
AIT Select Value
 Opportunity Fund.........         0.88%             0.00%              0.06%                                   0.94%(1)(2)
AIM V.I. Aggressive Growth
 Fund.....................         0.80%             0.00%              0.46%                                   1.26%(3)
AIM V.I. Blue Chip Fund...         0.02%             0.00%              1.38%                                   1.40%(3)(4)
AIM V.I. Value Fund.......         0.61%             0.00%              0.23%                                   0.84%
Alliance Growth and Income
 Portfolio (Class B)......         0.63%             0.25%              0.07%                                   0.95%
Alliance Premier Growth
 Portfolio (Class B)......         1.00%             0.25%              0.05%                                   1.30%
Deutsche VIT EAFE Equity
 Index....................         0.45%             0.00%              0.20%                                   0.65%(5)
Deutsche VIT Small Cap
 Index....................         0.35%             0.00%              0.10%                                   0.45%(5)
Eaton Vance VT Floating
 Rate-Income Fund.........         0.58%             0.25%              0.35%                                   1.18%(6)(7)
Eaton Vance VT Worldwide
 Health Sciences Fund.....         0.77%             0.25%              0.35%                                   1.37%(6)(7)
Fidelity VIP Equity-Income
 Portfolio................         0.48%             0.00%              0.08%                                   0.56%(8)
Fidelity VIP Growth
 Portfolio................         0.57%             0.00%              0.08%                                   0.65%(8)
Fidelity VIP High Income
 Portfolio................         0.58%             0.00%              0.10%                                   0.68%(8)
Fidelity VIP II
 Contrafund-Registered
 Trademark- Portfolio.....         0.57%             0.00%              0.09%                                   0.66%(8)
Fidelity VIP III Growth &
 Income Portfolio.........         0.48%             0.00%              0.10%                                   0.58%(8)
Fidelity VIP III Mid Cap
 Portfolio................         0.57%             0.00%              0.17%                                   0.74%(8)
FT VIP Franklin Small Cap
 Fund (Class 2)...........         0.53%             0.25%              0.28%                                   1.06%(9)(10)(11)
FT VIP Mutual Shares
 Securities Fund
 (Class 2)................         0.60%             0.25%              0.20%                                   1.05%(9)
INVESCO VIF Dynamics
 Fund.....................         0.75%             0.00%              0.34%                                   1.09%(12)
INVESCO VIF Health
 Sciences Fund............         0.75%             0.00%              0.32%                                   1.07%(12)
Janus Aspen Aggressive
 Growth Portfolio (Service
 Shares)..................         0.65%             0.25%              0.02%                                   0.92%(13)
Janus Aspen Growth
 Portfolio (Service
 Shares)..................         0.65%             0.25%              0.02%                                   0.92%(13)
Janus Aspen Growth and
 Income Portfolio (Service
 Shares)..................         0.65%             0.25%              0.21%                                   1.11%(13)
Janus Aspen International
 Growth Portfolio (Service
 Shares)..................         0.65%             0.25%              0.06%                                   0.96%(13)
Pioneer Fund VCT Portfolio
 (Class II)****...........         0.65%             0.25%              0.03%                                   0.93%(14)
Pioneer Real Estate Growth
 VCT Portfolio
 (Class II)****...........         0.80%             0.25%              0.30%                                   1.35%(14)
Scudder Technology Growth
 Portfolio................         0.75%             0.00%              0.07%                                   0.82%(15)(16)
SVS Dreman Financial
 Services Portfolio.......         0.75%             0.00%              0.15%                                   0.90%(15)(16)(17)
T. Rowe Price
 International Stock
 Portfolio................         1.05%             0.00%              0.00%                                   1.05%(18)

* The Company may receive service fees or 12b-1 fees from the Underlying Funds in return for providing certain services. In addition, the Company may receive fees from the investment advisers or other service providers for providing such services.



** Effective October 1, 2000, the management fee rates for the AIT Money Market Fund was revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to reflect current revised fee rates.



*** This portfolio commenced operations on July 3, 2000, therefore "Other Expenses" are annualized. Actual expenses may be greater or less than shown.



**** Class II shares of the Pioneer Real Estate Growth VCT Portfolio and Pioneer Fund VCT Portfolio commenced operations on August 1, 2000 and May 1, 2000; therefore expenses shown are estimated.



(1)Through December 31, 2001, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and 0.60% for AIT Money Market Fund and AIT Equity Index Fund. The total operating expenses of the funds were less than their respective expense limitations throughout except the AIT Select Strategic Income Fund which received a reimbursement of $4,560 in 2000 under its expense limitation. Excluding this reimbursement, the Management Fee and Total Fund Expenses would have been 0.61% and 1.08%, respectively, in the table above.



In addition, through December 31, 2001, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.



Through December 31, 2001, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.



The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.



(2)These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.32% for AIT Equity Index Fund, 0.81% for AIT Select Aggressive Growth Fund, 0.93% for AIT Select Capital Appreciation Fund, 1.84% for AIT Select Emerging Markets Fund, 0.80% for AIT Select Growth Fund, 0.98% for AIT Select International Equity Fund, 1.10% for AIT Select Strategic Growth Fund, and 0.87% for AIT Select Value Opportunity Fund.



(3)Expenses have been restated to reflect current fees.



(4)After fee waivers and restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total annual fund operating expenses to 1.40% of average daily net assets until December 31, 2001. Total annual fund operating expenses before waivers and reimbursements were 2.13%.

(5)The investment advisor of Deutsche VIT EAFE Equity Index Fund and Deutsche VIT Small Cap Index Fund has voluntarily agreed to waive its fee and to reimburse the Fund for certain expenses resulting in a reduction of total expenses. Absent any waiver or reimbursement, the Total Fund Expenses would have been .92% and .69% for Deutsche VIT EAFE Equity Index Fund and Deutsche VIT Small Cap Index Fund, respectively, for the year ended December 31, 2000.



(6)OrbiMed may receive a performance-based adjustment of up to 0.25% of the average daily net assets of the Eaton Vance VT Worldwide Health Sciences Fund based upon its investment performance compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. The performance fee adjustment to the advisory fee is as and to what extent, the investment performance of the Eaton Vance VT Worldwide Health Sciences Fund differs by at least one percentage point from the record of the Standard & Poor's Index of 500 Common Stocks over the same period. Each percentage point difference is multiplied by a performance adjustment rate of 0.025%. The maximum adjustment plus/minus is 0.25%. The Eaton Vance VT Floating Rate-Income Fund and Eaton Vance VT Worldwide Health Sciences Fund commenced operations after December 31, 2000, therefore expenses are estimated.



(7)Other Expenses are based on estimates and include an administration fee of 0.25%



(8)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses.



(9)The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(10)Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective
May 1, 2000.



(11)The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in Franklin Templeton Money Fund.This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Including this reduction the Total Operating Expenses were 1.02%.



(12)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(13)Expenses are based upon expenses for the fiscal year ended December 31, 2000,restated to reflect a reduction in the management fee for Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen International Growth and Janus Aspen Growth and Income Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least until the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.



(14)Pioneer has agreed voluntarily through December 31, 2001 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Fund VCT Portfolio and Pioneer Real Estate Growth Portfolio to 1.25% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The total operating expenses attributable to Class I shares of these portfolios were less than their respective expense limitations during 2000. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These agreements are voluntary and may be terminated with notice.

(15)Effective 5/1/01, Kemper Variable Series became Scudder Variable Series II. Kemper Technology Growth Portfolio became Scudder Technology Growth Portfolio and KVS Dreman Financial Services Portfolio became SVS Dreman Financial Services Portfolio.



(16)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99% )and Scudder Technology Growth (0.95%).



(17)"Other Expenses" have been restated to exclude reorganization costs.



(18)Management fees include operating expenses.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples assume the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1 ,3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designated to show the average impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is not deducted after annuitization.


These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

(1) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no optional benefit riders:


Fund                                                          1 Year    3 Years    5 Years    10 Years
----                                                         --------   --------   --------   --------
AIT Equity Index Fund......................................    $18        $56        $ 96       $208
AIT Money Market Fund......................................    $18        $57        $ 97       $212
AIT Select Aggressive Growth Fund..........................    $23        $71        $122       $261
AIT Select Capital Appreciation Fund.......................    $24        $74        $127       $272
AIT Select Emerging Markets Fund...........................    $34        $102       $174       $362
AIT Select Growth Fund.....................................    $23        $70        $120       $258
AIT Select Growth and Income Fund..........................    $22        $68        $116       $250
AIT Select International Equity Fund.......................    $25        $76        $130       $277
AIT Select Investment Grade Income Fund....................    $20        $61        $104       $225
AIT Select Strategic Growth Fund...........................    $26        $81        $138       $292
AIT Select Strategic Income Fund...........................    $25        $77        $131       $280
AIT Select Value Opportunity Fund..........................    $24        $74        $127       $272
AIM V.I. Aggressive Growth Fund............................    $27        $84        $143       $303
AIM V.I. Blue Chip Fund....................................    $29        $88        $150       $317
AIM V.I. Value Fund........................................    $23        $71        $122       $262
Alliance Growth and Income Portfolio.......................    $24        $75        $128       $273
Alliance Premier Growth Portfolio..........................    $28        $85        $145       $307
Deutsche VIT EAFE Equity Index.............................    $21        $65        $112       $242
Deutsche VIT Small Cap Index...............................    $19        $59        $102       $221
Eaton Vance VT Floating Rate-Income Fund...................    $27        $81        $139       $295
Eaton Vance VT Worldwide Health Sciences Fund..............    $28        $87        $148       $314
Fidelity VIP Equity-Income Portfolio.......................    $20        $63        $108       $233
Fidelity VIP Growth Portfolio..............................    $21        $65        $112       $242
Fidelity VIP High Income Portfolio.........................    $22        $66        $114       $245
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $21        $66        $113       $243
Fidelity VIP III Growth & Income Portfolio.................    $21        $63        $109       $235
Fidelity VIP III Mid Cap Portfolio.........................    $22        $68        $117       $251
FT VIP Franklin Small Cap Fund.............................    $25        $78        $133       $284
FT VIP Mutual Shares Securities Fund.......................    $25        $78        $133       $283
INVESCO VIF Dynamics Fund..................................    $26        $79        $135       $287
INVESCO VIF Health Sciences Fund...........................    $25        $78        $134       $285
Janus Aspen Aggressive Growth Portfolio....................    $24        $74        $126       $270
Janus Aspen Growth Portfolio...............................    $24        $74        $126       $270
Janus Aspen Growth and Income Portfolio....................    $26        $79        $136       $289
Janus Aspen International Growth Portfolio.................    $24        $75        $128       $274
Pioneer Fund VCT Portfolio.................................    $22        $67        $114       $246
Pioneer Real Estate Growth VCT Portfolio...................    $28        $87        $147       $312
Scudder Technology Growth Portfolio........................    $23        $71        $121       $260
SVS Dreman Financial Services Portfolio....................    $24        $73        $125       $268
T. Rowe Price International Stock Portfolio................    $25        $78        $133       $283

(2) At the end of the applicable time period, you would pay the following expenses on a $1000 investment, assuming a 5% annual return on assets and election of either an optional Enhanced Death Benefit Rider or an optional Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:


Fund                                                          1 Year    3 Years    5 Years    10 Years
----                                                         --------   --------   --------   --------
AIT Equity Index Fund......................................    $21        $ 63       $109       $235
AIT Money Market Fund......................................    $21        $ 64       $110       $238
AIT Select Aggressive Growth Fund..........................    $26        $ 78       $134       $286
AIT Select Capital Appreciation Fund.......................    $27        $ 82       $140       $296
AIT Select Emerging Markets Fund...........................    $36        $110       $185       $384
AIT Select Growth Fund.....................................    $25        $ 78       $133       $284
AIT Select Growth and Income Fund..........................    $25        $ 75       $129       $276
AIT Select International Equity Fund.......................    $27        $ 83       $142       $301
AIT Select Investment Grade Income Fund....................    $22        $ 68       $117       $251
AIT Select Strategic Growth Fund...........................    $29        $ 88       $150       $317
AIT Select Strategic Income Fund...........................    $27        $ 84       $143       $304
AIT Select Value Opportunity Fund..........................    $27        $ 82       $140       $296
AIM V.I. Aggressive Growth Fund............................    $30        $ 91       $155       $327
AIM V.I. Blue Chip Fund....................................    $31        $ 95       $162       $340
AIM V.I. Value Fund........................................    $26        $ 79       $135       $287
Alliance Growth and Income Portfolio.......................    $27        $ 82       $140       $297
Alliance Premier Growth Portfolio..........................    $30        $ 92       $157       $331
Deutsche VIT EAFE Equity Index.............................    $24        $ 73       $125       $268
Deutsche VIT Small Cap Index...............................    $22        $ 67       $115       $247
Eaton Vance VT Floating Rate-Income Fund...................    $29        $ 89       $151       $319
Eaton Vance VT Worldwide Health Sciences Fund..............    $31        $ 95       $161       $337
Fidelity VIP Equity-Income Portfolio.......................    $23        $ 70       $120       $258
Fidelity VIP Growth Portfolio..............................    $24        $ 73       $125       $268
Fidelity VIP High Income Portfolio.........................    $24        $ 74       $127       $271
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $24        $ 73       $126       $269
Fidelity VIP III Growth & Income Portfolio.................    $23        $ 71       $122       $261
Fidelity VIP III Mid Cap Portfolio.........................    $25        $ 76       $130       $277
FT VIP Franklin Small Cap Fund.............................    $28        $ 85       $145       $308
FT VIP Mutual Shares Securities Fund.......................    $28        $ 85       $145       $307
INVESCO VIF Dynamics Fund..................................    $28        $ 86       $147       $311
INVESCO VIF Health Sciences Fund...........................    $28        $ 86       $146       $309
Janus Aspen Aggressive Growth Portfolio....................    $26        $ 81       $139       $294
Janus Aspen Growth Portfolio...............................    $26        $ 81       $139       $294
Janus Aspen Growth and Income Portfolio....................    $28        $ 87       $148       $313
Janus Aspen International Growth Portfolio.................    $27        $ 82       $141       $298
Pioneer Fund VCT Portfolio.................................    $24        $ 74       $127       $272
Pioneer Real Estate Growth VCT Portfolio...................    $31        $ 94       $160       $336
Scudder Technology Growth Portfolio........................    $25        $ 78       $134       $285
SVS Dreman Financial Services Portfolio....................    $26        $ 81       $138       $292
T. Rowe Price International Stock Portfolio................    $28        $ 85       $145       $307

(3) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of both an optional Enhanced Death Benefit Rider and an optional Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:


Fund                                                          1 Year    3 Years    5 Years    10 Years
----                                                         --------   --------   --------   --------
AIT Equity Index Fund......................................    $23        $ 71       $122       $261
AIT Money Market Fund......................................    $23        $ 72       $123       $264
AIT Select Aggressive Growth Fund..........................    $28        $ 86       $146       $310
AIT Select Capital Appreciation Fund.......................    $29        $ 89       $152       $320
AIT Select Emerging Markets Fund...........................    $39        $117       $197       $406
AIT Select Growth Fund.....................................    $28        $ 85       $145       $308
AIT Select Growth and Income Fund..........................    $27        $ 83       $141       $300
AIT Select International Equity Fund.......................    $30        $ 91       $154       $325
AIT Select Investment Grade Income Fund....................    $25        $ 76       $130       $277
AIT Select Strategic Growth Fund...........................    $31        $ 95       $162       $340
AIT Select Strategic Income Fund...........................    $30        $ 92       $156       $328
AIT Select Value Opportunity Fund..........................    $29        $ 89       $152       $320
AIM V.I. Aggressive Growth Fund............................    $32        $ 99       $167       $350
AIM V.I. Blue Chip Fund....................................    $34        $103       $174       $363
AIM V.I. Value Fund........................................    $28        $ 86       $147       $311
Alliance Growth and Income Portfolio.......................    $29        $ 89       $152       $321
Alliance Premier Growth Portfolio..........................    $33        $100       $169       $354
Deutsche VIT EAFE Equity Index.............................    $26        $ 81       $138       $292
Deutsche VIT Small Cap Index...............................    $24        $ 75       $128       $273
Eaton Vance VT Floating Rate-Income Fund...................    $31        $ 96       $163       $343
Eaton Vance VT Worldwide Health Sciences Fund..............    $33        $102       $173       $360
Fidelity VIP Equity-Income Portfolio.......................    $25        $ 78       $133       $284
Fidelity VIP Growth Portfolio..............................    $26        $ 81       $138       $292
Fidelity VIP High Income Portfolio.........................    $27        $ 81       $139       $295
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $26        $ 81       $138       $293
Fidelity VIP III Growth & Income Portfolio.................    $26        $ 78       $134       $286
Fidelity VIP III Mid Cap Portfolio.........................    $27        $ 83       $142       $301
FT VIP Franklin Small Cap Fund.............................    $30        $ 93       $158       $332
FT VIP Mutual Shares Securities Fund.......................    $30        $ 92       $157       $331
INVESCO VIF Dynamics Fund..................................    $31        $ 94       $159       $335
INVESCO VIF Health Sciences Fund...........................    $30        $ 93       $158       $333
Janus Aspen Aggressive Growth Portfolio....................    $29        $ 89       $151       $319
Janus Aspen Growth Portfolio...............................    $29        $ 89       $151       $319
Janus Aspen Growth and Income Portfolio....................    $31        $ 94       $160       $336
Janus Aspen International Growth Portfolio.................    $29        $ 90       $153       $322
Pioneer Fund VCT Portfolio.................................    $27        $ 82       $140       $296
Pioneer Real Estate Growth VCT Portfolio...................    $33        $101       $172       $359
Scudder Technology Growth Portfolio........................    $28        $ 86       $146       $309
SVS Dreman Financial Services Portfolio....................    $29        $ 88       $150       $317
T. Rowe Price International Stock Portfolio................    $30        $ 92       $157       $331


(1)If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA SELECT CHARTER VARIABLE ANNUITY?


The Allmerica Select Charter variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:


    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family;

    - income payments that you can receive for life; and

    - issue age up to the 90th birthday of the oldest Owner or Annuitant.


The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among the combination of portfolios of securities ("Underlying Funds") (up to seventeen variable Sub-Accounts may be utilized at any one time, in addition to the AIT Money Market Fund), the Guarantee Period Accounts, and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay income taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below: WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing for 10 years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30). Under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a commutable option. Variable period certain options are automatically commutable.

An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available during the accumulation phase in most jurisdictions for a separate monthly charge. If elected, the Rider provides a guaranteed minimum amount of income after the specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout

Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

(a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable; on the Contract anniversary that the M-GAP Benefit Base is being determined,

(b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

(c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For more details see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be an Annuitant), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you make payments, choose investment allocations, receive annuity benefit payments (or designate someone else to receive annuity benefit payments) and select the Annuitant and beneficiary. When a Contract is owned jointly, the consent of both Owners is required in order to exercise any ownership rights. The Annuitant is the individual whose life is used to measure the duration of annuity benefit payments involving a life contingency. An Annuitant may be changed at any time after issue of the Contract and prior to the Annuity Date, unless (1) the Owner is a nonnatural person or (2) you are taking life expectancy distributions. For more information about life expectancy distributions, see "F. Withdrawals." At all times there must be at least one Annuitant. If an Annuitant dies and a replacement is not named, you will become the new Annuitant. The beneficiary is the person, persons or entity entitled to the death benefit prior to the Annuity Date and who, under certain circumstances, may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $25,000 minimum for your initial payment and a $100 minimum for any additional payments. In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?


Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time, in addition to the AIT Money Market Fund), the Guarantee Period Accounts, and the Fixed Account.



The forty Underlying Funds currently available and their investment advisers are:



Fund                                             Investment Adviser
-----------------------------------------------  ----------------------------------------------------
AIT Equity Index Fund                            Allmerica Asset Management, Inc.
AIT Money Market Fund                            Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund                Nicholas-Applegate Capital Management, L.P.
AIT Select Capital Appreciation Fund             T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund Inc.            Schroder Investment Management North America I
AIT Select Growth Fund                           Putnam Investment Management, Inc.
AIT Select Growth and Income Fund                J. P. Morgan Investment Management Inc.
AIT Select International Equity Fund             Bank of Ireland Asset Management (U.S.) Limited
AIT Select Investment Grade Income Fund          Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund                 TCW Investment Management Company
AIT Select Strategic Income Fund                 Western Asset Management Company
AIT Select Value Opportunity Fund                Cramer Rosenthal McGlynn, LLC
AIM V.I. Aggressive Growth Fund                  AIM Advisors, Inc.
AIM V.I. Blue Chip Fund                          AIM Advisors, Inc.
AIM V.I. Value Fund                              AIM Advisors, Inc.
Alliance Growth and Income Portfolio             Alliance Capital Management L.P.
Alliance Premier Growth Portfolio                Alliance Capital Management L.P.
Deutsche VIT EAFE Equity Index                   Deutsche Asset Management
Deutsche VIT Small Cap Index                     Deutsche Asset Management
Eaton Vance VT Floating Rate-Income Fun          Eaton Vance Management
Eaton Vance VT Worldwide Health Sciences         OrbiMed Advisors, Inc. Fund
Fidelity VIP Equity-Income Portfolio             Fidelity Management & Research Company
Fidelity VIP Growth Portfolio                    Fidelity Management & Research Company
Fidelity VIP High Income Portfolio               Fidelity Management & Research Company
Fidelity VIP II Contrafund-Registered            Fidelity Management & Research Company
Trademark- Portfolio
Fidelity VIP III Growth & Income Portfolio       Fidelity Management & Research Company
Fidelity VIP III Mid Cap Portfolio               Fidelity Management & Research Company
FT VIP Franklin Small Cap Fund                   Franklin Advisers, Inc.
FT VIP Mutual Shares Securities Fund             Franklin Mutual Advisers, LLC
INVESCO VIF Dynamics Fund                        INVESCO Funds Group, Inc.
INVESCO VIF Health Sciences Fund                 INVESCO Funds Group, Inc.
Janus Aspen Aggressive Growth Portfolio          Janus Capital
Janus Aspen Growth Portfolio                     Janus Capital
Janus Aspen Growth and Income Portfolio          Janus Capital
Janus Aspen International Growth Portfolio       Janus Capital
Pioneer Fund VCT Portfolio                       Pioneer Investment Management, Inc.
Pioneer Real Estate Growth VCT Portfolio         Pioneer Investment Management, Inc.
SVS Dreman Financial Services Portfolio          Zurich Scudder Investments, Inc.
Scudder Technology Growth Portfolio              Zurich Scudder Investments, Inc.
T. Rowe Price International Stock Portfolio      T. Rowe Price International, Inc.



Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND

POLICIES. For more information about the investment advisers, see DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES.



Certain funds may not be available in all states.


Guarantee Period Accounts. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value; however, this adjustment will never be applied against your principal. In addition, earnings in a Guarantee Period Account after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

The Guarantee Period Accounts may not be available in all states.

Fixed Account. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. See "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.


You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender your Contract or make withdrawals any time before the annuity payout phase begins. A 10% federal tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner (or an Annuitant in the event that the Owner is a nonnatural person) should die before the Annuity Date, a death benefit will be paid to the beneficiary.

The standard death benefit will equal the GREATER of: (1) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment or (2) gross payments, decreased proportionately to reflect withdrawals (for each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal, multiplied by the withdrawal amount, and divided by the Accumulated Value immediately prior to the withdrawal).

If you are under age 89, you may elect an optional Enhanced Death Benefit Rider at issue for a separate monthly charge. See "G. Death Benefit" under DESCRIPTION OF THE CONTRACT. Under the Enhanced Death Benefit Rider:

 I. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date and before the oldest Owner's 90th birthday, the death benefit will equal the GREATEST of:

(a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

(b) gross payments compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals (in Hawaii and New York the 5% compounding is not available; therefore, (b) equals gross payments decreased proportionately to reflect withdrawals); or

(c) the highest Accumulated Value on any prior Contract anniversary, increased for any positive Market Value Adjustment and subsequent payments and decreased proportionately for subsequent withdrawals.

The (c) value is determined on each Contract anniversary. A snapshot is taken of the current (a) value and compared to snapshots taken of the (a) value on all prior Contract anniversaries, after all of the (a) values have been adjusted to reflect subsequent payments and decreased proportionately for subsequent withdrawals. The highest of all of these adjusted (a) values then becomes the
(c) value. This (c) value becomes the floor below which the death benefit will not drop and is locked-in until the next Contract anniversary. The values of
(b) and (c) will be decreased proportionately if withdrawals are taken.

II. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date but on or after the oldest Owner's 90th birthday, the death benefit will equal the GREATER of:

(a) the Accumulated Value on the Valuation Date the Company receives proof of death, increased by any positive Market Value Adjustment; or

(b) the death benefit, as calculated under I above, that would have been payable on the Contract anniversary immediately prior to the oldest Owner's 90th birthday, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $75,000, the Company will deduct a $35 Contract fee from your Contract. (This fee may vary by state. See your Contract for more information.)

A deduction for state and local premium taxes, if any, may be made as described under "D. Premium Taxes."

The Company will deduct on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses which are described in "Other Charges" under "A. Variable Account Deductions" and in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under the SUMMARY OF FEES AND EXPENSES section.

Subject to state availability, optional benefit riders are currently available for an additional charge equal to an annual rate of 0.25% for a Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period, 0.15% for a Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period and 0.25% for the Enhanced Death Benefit Rider. This charge is deducted from the Contract's Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated. For more information, see "G. Death Benefit" and "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT and see "C. Optional Benefit Rider Charges" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. In certain states this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and the Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted. See "B. Right to Cancel Individual Retirement Annuity" and "C. Right to Cancel All Other Contracts" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change an Annuitant at any time after Contract issue and prior to the Annuity Date, unless the Owner is a nonnatural person or you are taking life expectancy distributions.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers among your accounts prior to the Annuity Date without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                    AND THE UNDERLYING INVESTMENT COMPANIES



The Companies. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, Telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, Allmerica Financial had over $18 billion in assets and over $27 billion of life insurance in force.


Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, Telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

Allmerica Select Separate Account. Each Company maintains a separate account called the Allmerica Select Separate Account (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on March 5, 1992 and the Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.

The Allmerica Select Separate Account is a separate investment account of the Company with fourteen Sub-Accounts. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds which are not available to the contracts described in this Prospectus.


THE UNDERLYING INVESTMENT COMPANIES



Allmerica Investment Trust. Allmerica Investment Trust (the "Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Twelve investment portfolios of AIT currently are available under the Contract, each issuing a series of shares: AIT Select Emerging Markets Fund, AIT Select International Equity Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Value Opportunity Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund, AIT Equity Index Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select Investment Grade Income Fund and the AIT Money Market Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such variable accounts.



AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and the Trustees, in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey") a pension consulting firm. The cost of such consultation is borne by AFIMS. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no discretionary or decision-making authority with respect to the Funds and has no responsibility for any investment advice or other services provided to the Funds by AFIMS or the Sub-Advisers. Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to the Trustees' and/ or AFIMS' instructions. AFIMS is solely responsible for the payment of all fees for investment management services.



AIM Variable Insurance Funds. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund and the AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.



Alliance Variable Products Series Fund, Inc. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Two of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.



Deutsche Asset Management VIT Funds. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Deutsche Asset Management, Inc. (DeAM) is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM's presence in all of the major investment markets gives clients a truly global network and product range. DeAM manages U.S., international, emerging markets, fixed income and is a known leader in index strategies. Deutsche Asset Management, Inc. serves as investment adviser to the Deutsche VIT Small Cap Index Fund and Deutsche VIT EAFE Equity Index Fund.

Eaton Vance Variable Trust. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance'), 255 State Street, Boston, Massachusetts, manages the Eaton Vance VT Floating Rate-Income Fund. OrbiMed Advisors, Inc. ("OrbiMed"), 767 3rd Avenue, New York, New York, manages the Eaton Vance VT Worldwide Health Sciences Fund.


Fidelity Variable Insurance Products Fund. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP High Income Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.


Fidelity Variable Insurance Products Fund II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: the Fidelity VIP II Contrafund-Registered Trademark-Portfolio.



Fidelity Variable Insurance Products Fund III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio and Fidelity VIP III Mid Cap Portfolio.



Franklin Templeton Variable Insurance Products Trust. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $226.9 billion in assets (as of December 31, 2000). The investment adviser to the FT VIP Franklin Small Cap is Franklin Advisers, Inc. The investment adviser to the FT VIP Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC.



INVESCO Variable Investment Funds, Inc.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.



Janus Aspen Series. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Four of its investment portfolios are available under the
Contract: Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio and Janus Aspen International Growth Portfolio.



Pioneer Variable Contracts Trust. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer may enter into subadvisory agreements with other investment advisers under which a subadviser would manage the day-to-day investments of a portfolio, subject to supervision by Pioneer. Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.



Scudder Variable Series II. Scudder Variable Series II ("SVS" formerly Kemper Variable Series) is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Zurich Scudder Investments, Inc. serves as the investment adviser of SVS.



T. Rowe Price International Series, Inc.  T. Rowe Price International
Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, is the successor to Rowe Price-Fleming International, Inc., founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited. In 2000, Rowe Price-Fleming International became wholly owned by T. Rowe Price Associates, Inc. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $32.7 billion (as of December 31, 2000) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price
Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Funds is set forth below. More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information regarding the underlying investment companies, may be found in the prospectuses of the Underlying Funds, which prospectuses accompany this Prospectus, and should be read carefully before investing. Also, the Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.



AIT Equity Index Fund -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.



AIT Money Market Fund -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.


AIT Select Aggressive Growth Fund -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.


AIT Select Capital Appreciation Fund -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.


AIT Select Emerging Markets Fund -- seeks long-term growth of capital by investing in the world's emerging markets.


AIT Select Growth Fund -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.


AIT Select Growth and Income Fund -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT Select International Equity Fund -- seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies.


AIT Select Investment Grade Income Fund -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.



AIT Select Strategic Growth Fund -- seeks long-term growth of capital appreciation.



AIT Select Strategic Income Fund -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.


AIT Select Value Opportunity Fund -- seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.


AIM V.I. Aggressive Growth Fund -- seeks to achieve long-term growth of capital.

AIM V.I. Blue Chip Fund -- seeks to achieve as high a total return as possible, consistent with preservation of capital.



AIM V.I. Value Fund -- seeks to achieve long-term growth of capital.



Alliance Growth and Income Portfolio (Class B) -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.



Alliance Premier Growth Portfolio (Class B) -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.



Deutsche VIT EAFE Equity Index -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark-Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark-Index, in approximately the same weightings as the EAFE-Registered Trademark- Index.



Deutsche VIT Small Cap Index -- seeks to match, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index.



Eaton Vance VT Floating Rate-Income Fund -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.



Eaton Vance VT Worldwide Health Sciences Fund -- seeks long-term capital growth by investing in a global and diversified portfolio of health sciences companies. The Fund invests at least 65% of total assets in common stocks of companies engaged in the development, production or distribution of products related to scientific advances in health care. Because the Fund concentrates its investments in medical research and the health care industry, it could be affected by any event that adversely affects that sector.


Fidelity VIP Equity-Income Portfolio -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Fidelity VIP Growth Portfolio -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.


Fidelity VIP High Income Portfolio -- seeks to obtain a high level of current income while also considering growth of capital.



Fidelity VIP II Contrafund-Registered Trademark- Portfolio -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.



Fidelity VIP III Growth & Income Portfolio -- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

Fidelity VIP III Mid Cap Portfolio -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.



FT VIP Franklin Small Cap Fund (Class 2) -- seeks long-term capital growth. The Fund invests primarily in equity securities of U.S. small cap companies with market cap values of less than $1.5 billion or similar in size to those in the Russell 2000 Index, at the time of purchase.



FT VIP Mutual Shares Securities Fund (Class 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



INVESCO VIF Dynamics Fund -- seeks to make an investment grow. The Fund invests primarily in common stocks of mid-sized companies -- those with market capitalizations between $2 billion and $15 billion at the time of purchase -- but also has the flexibility to invest in other types of securities including preferred stocks and debt instruments that are convertible into common stocks, as well as in bonds -- including so-called "junk bonds."



INVESCO VIF Health Sciences Fund -- seeks to make an investment grow. The Fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.



Janus Aspen Aggressive Growth Portfolio (Service Shares) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.



Janus Aspen Growth Portfolio (Service Shares) -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.



Janus Aspen Growth and Income Portfolio (Service Shares) -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.



Janus Aspen International Growth Portfolio (Service Shares) -- seeks long-term growth of capital. The Portfolio invests primarily in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.



Pioneer Fund VCT Portfolio (Class II) -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth. This portfolio formerly was known as the Growth and Income Portfolio.



Pioneer Real Estate Growth VCT Portfolio (Class II) -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the Portfolio's secondary investment objective.



Scudder Technology Growth Portfolio -- seeks growth of capital.



SVS Dreman Financial Services Portfolio -- seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.

T. Rowe Price International Stock Portfolio -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.


If there is a material change in the investment policy of an Underlying Fund, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of
(1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION


The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in January 1999 and by First Allmerica Financial Life Insurance Company in 2001. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and
(2) the periods that the Underlying Funds have been in existence (Tables 2A and 2B). Performance results for all periods shown in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the period shown. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30- day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.



Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the annual Contract fee, and the Underlying Fund charges. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that it does not reflect the Contract fee and assumes that the Contract is not surrendered at the end of the periods shown. None of the calculations are adjusted to reflect the deduction of any optional rider charge.

The performance shown in Table 2A and 2B is calculated in exactly the same manner as that in Table 1A and 1B respectively ; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract. For more detailed information about these performance calculations, including actual formulas, see the SAI.

Performance Tables for Contracts issued by Allmerica Financial Life Insurance and Annuity Company can be found in Appendix B. Performance Tables for Contracts issued by First Allmerica Financial Life Insurance Company can be found in Appendix C.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and risk characteristics of the Underlying Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT

A.  Payments

The Company issues a contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment will be credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:

    - Currently, the initial payment must be at least $25,000.

    - Each subsequent payment must be at least $100.


    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund of the Trust.



Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts, in addition to the AIT Money Market Account, at any one time.


The Owner may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

From time to time, where permitted by law, the Company may credit additional amounts to Contracts when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee for service basis). The Company may also credit amounts to Contracts, where either the Owner or the Annuitant on the issue date is within the following class of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the

Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds, investment managers or sub-advisers of the Underlying Funds; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

B.  Right to Cancel Individual Retirement Annuity

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office of the Company at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of
(a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  Right to Cancel All Other Contracts

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the amount paid, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payments(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

D.  Transfer Privilege


At any time prior to the Annuity Date, the Owner may transfer amounts among investment options upon written or telephone request to the Company. Transfers may be made among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are used at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.



Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money

Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.



The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), an Automatic Account Rebalancing option or an Asset Allocation Model Reallocation, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.



The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.


Asset Allocation Model Reallocations. If an Owner elects to follow an asset allocation strategy, the Owner may pre-authorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.


Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing Options. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the AIT Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.



To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.


The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the

Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

E.  Surrender

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive an amount equal to the Surrender Value less any applicable tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

After the Annuity Date, only Contracts annuitized under a commutable period certain annuity option may be surrendered. The amount payable is the commuted value of any unpaid annuity benefit payments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

F.  Withdrawals

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal, satisfactory to the Company, The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment against the remaining value, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be in a minimum amount of $100. Except in New York where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

Systematic Withdrawals. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.


Life Expectancy Distributions. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.



The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the latest possible Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.


If an Owner elects the Company's LED option, (based on applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "C. Taxation of the Contracts in General."

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

G.  Death Benefit

In the event that an Owner (or an Annuitant if the Owner is a nonnatural person) dies prior to the Annuity Date, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "H. The Spouse of the Owner as Beneficiary."

Death of an Owner Prior to the Annuity Date. Upon the death of an Owner (or an Annuitant if the Owner is a nonnatural person), a death benefit will be paid. The standard death benefit will be equal to the GREATER of (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or (b) gross payments, decreased proportionately to reflect withdrawals. For each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the following fraction:

                            Amount of the withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal

Optional Enhanced Death Benefit Rider. When applying for the Contract, an Owner who is under age 89 may elect the optional Enhanced Death Benefit Rider. Under the Enhanced Death Benefit Rider:

I. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date and before the oldest Owner's 90th birthday, the death benefit will equal the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

    (b) gross payments compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals (in Hawaii and New York the 5% compounding is not available; therefore (b) equals gross payments decreased proportionately to reflect withdrawals); or

    (c) the highest Accumulated Value on any prior Contract anniversary, increased for any positive Market Value Adjustment and subsequent payments and decreased proportionately for subsequent withdrawals.

A snapshot is taken of the current (a) value and compared to snapshots taken of the (a) value on all prior Contract anniversaries, AFTER all of the (a) values have been adjusted to reflect subsequent payments and decreased proportionately for subsequent withdrawals. Proportionate reductions are calculated in the same manner as described above for the standard death benefit. The (c) value is determined on each Contract anniversary. The highest of all of these adjusted
(a) values then becomes the (c) value. This (c) value becomes the floor below which the death benefit will not drop and is locked-in until the next Contract anniversary. The values of (b) and (c) will be decreased proportionately if withdrawals are taken.

II. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date but on or after the oldest Owner's 90th birthday, the death benefit will equal the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under I above, that would have been payable on the Contract anniversary immediately prior to the oldest Owner's 90th birthday, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

A separate charge for the Enhanced Death Benefit Rider, equal to 1/12th of an annual rate of 0.25%, is made against the Contract's Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts, of dollar amounts in the Fixed Account, and of dollar amounts in the Guarantee Period Accounts.

Payment of the Death Benefit. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.


If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the AIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Sub-Account investing in the AIT Money Market Fund.


The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

H.  The Spouse of the Owner as Beneficiary


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the AIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be transferred to the Sub-Account investing in the AIT Money Market Fund. The new Owner may make additional payments. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

I.  Assignment

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

J.  Electing the Form of Annuity and the Annuity Date

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Owner's 85th birthday, if the Owner's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Owner's 90th birthday, if the Owner's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. To the extent permitted by law, the new Annuity Date must be the first day of any month occurring before the Owner's 99th birthday. In no event will the latest possible annuitization age exceed 99. If there are Joint Owners, the age of the younger will determine the Annuity Date. The Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.


Notwithstanding the paragraph above, under New York contracts, the latest possible annuitization age will not exceed the Owner's age 90. In the case of Joint Owners, the age of the oldest Owner will determine the Annuity Date.


Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity benefit payments have commenced. Under a noncom-mutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity benefit payment option is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment to the Owner, or the payee the Owner designates, equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meet this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Owner cannot make withdrawals or surrender the annuity benefit, except where the Owner has elected a commutable period certain option. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable "period certain" option may elect instead to receive a lump sum settlement. See "K. Description of Variable Annuity Payout Options" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If the owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option after annuitization, the Company may permit such owner to exchange the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract will be applied towards the variable annuity option desired by the owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

If the Owner exercises the Minimum Guaranteed Annuity Payout (M-GAP) Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will be determined based on the Company's guaranteed fixed annuity option rates listed under the Annuity Tables in the Contract.

K.  Description of Variable Annuity Payout Options


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Select Growth and Income Fund, the Select Investment Grade Income Fund, the Select Growth Fund and the AIT Money Market Fund.


The Company currently also provides these same options funded through the Fixed Account (fixed-amount annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity options or the fixed-amount options may be selected, or any of the variable annuity options may be selected in combination with any of the fixed-amount annuity options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the contract and any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected prior to the Annuity Date. If there are Joint Owners on or after the Annuity Date, upon the first Owner death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected prior to the Annuity Date.

If the Owner selects an annuity payout option which provides for the continuation of payments after the death of an Annuitant, upon the death of an Annuitant on or after the Annuity Date, any remaining payments will continue to be paid to the Owner or the payee the Owner has designated.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS -- This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before the guaranteed number of payments have been made, the remaining guaranteed payments will continue to be paid.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY -- This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Owner to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY -- This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant dies and (1) exceeds (2), then periodic variable annuity benefit payments will continue until the number of such payments equals the number determined in (1).

Where:  (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

        (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY -- This variable annuity is payable during the joint lifetime of the Annuitant and another individual (i.e. the beneficiary or a Joint Annuitant), and then continues thereafter during the lifetime of the survivor. The amount of each payment during the lifetime of the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY -- This variable annuity is payable during the joint lifetime of the Annuitant and one other individual (i.e. the beneficiary or a Joint Annuitant), and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment during the lifetime of the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during their joint lifetimes. There is no minimum number of payments under this option.


PERIOD CERTAIN VARIABLE (PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF
YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.


It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

L.  Annuity Benefit Payments


Determination of the First Variable Annuity Benefit Payment. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "N. NORRIS Decision" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.



For all options except a death benefit annuity, the dollar amount of the first periodic annuity benefit payment is determined by multiplying (1) the Accumulated Value applied under that option, after application of any Market Value Adjustment and less premium tax, if any (and reduced by any applicable Contract fee for all commutable period certain options and any noncommutable fixed period certain option of less than ten years) divided by $1,000 by (2) the applicable amount of the first monthly payment per $1,000 of value. For a death benefit annuity, the annuity value will be the amount of the death benefit. Notwithstanding the above, under a New York contract, annuity benefit payments will not be less than payments that could be provided at that time by application of an annuity value equal to an amount required to purchase any single payment immediate annuity contract offered by the Company to all Owners of the same class where the initial annuity value is equal to the greater of the Contract's Surrender Value or 95% of the Accumulated Value.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

The Annuity Unit. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

Determination of the Number of Annuity Units. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

Dollar Amount of Subsequent Variable Annuity Benefit Payments. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

If the Owner elects the Minimum Guaranteed Annuity Payout (M-GAP) Rider, at annuitization the annuity benefit payments provided under the Rider (calculated by applying the Company's guaranteed fixed annuity factors to the Minimum Guaranteed Annuity Payout Benefit Base), are compared to the payments that would otherwise be available. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided the conditions of the Rider have been met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under the then current annuity factors. See "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider," below.

M.  Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider

Subject to state availability, an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available for a separate monthly charge. The M-GAP Rider guarantees a minimum amount of fixed lifetime income during the annuity payout phase, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined;

    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any prior Contract anniversary since the Rider effective date as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
           ----------------------------------------------------------
        Accumulated value determined immediately prior to the withdrawal

CONDITIONS ON ELECTING THE M-GAP RIDER.

    - The Owner may elect the M-GAP Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.

    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Owner has reached his/her 87th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Owner has reached his/her 82nd birthday.

EXERCISING THE M-GAP RIDER.

    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."

    - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

    - The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination
      (1) occurs on or within thirty days after any contract anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length at its then current price, if available.

    - The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider.

    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.

    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

    - The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see DESCRIPTION OF THE CONTRACT).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Owner age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                          Minimum
      Contract             Minimum       Guaranteed
     Anniversary          Guaranteed       Annual
     At Exercise         Benefit Base    Income(1)
---------------------    ------------    ----------
         10                $162,889       $12,153
         15                $207,892       $17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "K. Description of Variable Annuity Payout Options."


The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not affect M-GAP Riders issued prior to the termination date, but as noted above, Owners would not be able to repurchase a new Rider under the repurchase feature (see above, "TERMINATING THE M-GAP RIDER.")



N.  NORRIS Decision


In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.


O.  Computation of Values


The Accumulation Unit. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-

Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit at inception was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units but are credited interest at a rate periodically set by the Company. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT and GUARANTEE PERIOD ACCOUNTS.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.


Net Investment Factor. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:


    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

A.  Variable Account Deductions

Mortality and Expense Risk Charge. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other individual) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company intends to recoup commissions and other sales expenses through profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges.

Administrative Expense Charge. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (see "B. Contract Fee" below) and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

Other Charges. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

B.  Contract Fee


A $35 Contract fee currently is deducted on the Contract anniversary and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000. (This fee may vary by state. See your Contract for more information.) Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that investment option.


Where permitted by law, the Contract fee may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds; investment managers or sub-advisers of any of the Underlying Funds; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C.  Optional Benefit Rider Charges

Subject to state availability, the Company currently offers optional benefit riders that may be elected by the Owner. A separate monthly charge is made for each rider selected. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

The applicable charge is assessed on the Accumulated Value on the last day of each month within which the Rider has been effect and, if applicable, on the date the rider is terminated, multiplied by 1/12th of the following annual percentage rates:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  ten-year waiting period...................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  fifteen-year waiting period...............................  0.15%
Enhanced Death Benefit Rider................................  0.25%

For a description of the Enhanced Death Benefit Rider, see "G. Death Benefit" and for a description of the Minimum Guaranteed Annuity Payout (M-GAP) Rider, see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider," under DESCRIPTION OF THE CONTRACT, above.

D.  Premium Taxes

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:


    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.


If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.


E.  Transfer Charge

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

Investment Options. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.


Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.



At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on its expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. Under contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.



Market Value Adjustment. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit. However, a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "G. Death Benefit." In addition, no Market Value Adjustment is applied to amounts deducted for contract fees or rider charges. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;


               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years (under New York contracts, rounded to the nearest number of whole years). If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and


               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX D -- THE MARKET VALUE ADJUSTMENT.

Withdrawals. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "F. Withdrawals" and "E. Surrender." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

It should be recognized that the following discussion of federal income tax aspects of amounts received under variable annuity contracts is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.

A.  General

The Company. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

Diversification Requirements. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

Investor Control. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

B.  Qualified and Non-Qualified Contracts

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see D below.

C.  Taxation of the Contracts in General

The Company believes that the Contracts described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered annuity contracts under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

Withdrawals Prior to Annuitization. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

Annuity Payouts After Annuitization. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

Penalty on Distribution. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of substantially equal periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

Assignments or Transfers. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

Nonnatural Owners. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

D.  Tax Withholding

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

E.  Provisions Applicable to Qualified Employer Plans

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

Self-Employed ("H.R. 10" and "Keogh") Pension and Profit Sharing
Plans. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408 of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "B. Right to Cancel Individual Retirement Annuity."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

Tax-Sheltered Annuities ("TSAs"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

Texas Optional Retirement Program. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS


An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.


                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.


Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro-rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the AIT Money Market Fund.


               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company, the Trust, Fidelity VIP and T. Rowe Price do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor, and

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered. The Company also reserves the right to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right (whether or not such shares are attributable to the Contract) the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 Act and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.


The Company pays commissions not to exceed 2.0% of payments to broker-dealers that sell the Contract, plus ongoing annual compensation of up to 1.0% of the Contract's Accumulated value. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

                                   APPENDIX B
                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT



                                                                      For Year                              Since
                                                   Sub-Account          Ended                           Inception of
Sub-Account Investing in Underlying Fund          Inception Date      12/31/00           5 Years         Sub-Account
----------------------------------------          --------------   ---------------   ---------------   ---------------
AIT Equity Index Fund...........................      10/6/00                 N/A               N/A             -6.31%
AIT Money Market Fund...........................      10/8/92                4.79%             3.90%             3.35%
AIT Select Aggressive Growth Fund...............       9/8/92              -25.90%             8.51%            12.45%
AIT Select Capital Appreciation Fund............      4/28/95                5.04%            11.86%            16.89%
AIT Select Emerging Markets Fund................      2/20/98               38.32%              N/A             -8.36%
AIT Select Growth Fund..........................       9/8/92              -19.31%            16.95%            13.47%
AIT Select Growth and Income Fund...............       9/8/92              -12.38%            11.05%            10.66%
AIT Select International Equity Fund............       5/3/94              -10.54%            10.49%             9.69%
AIT Select Investment Grade Income Fund.........       9/8/92                8.75%             4.01%             4.44%
AIT Select Strategic Growth Fund................      2/20/98              -38.08%              N/A            -12.61%
AIT Select Strategic Income Fund................      10/6/00                 N/A               N/A              4.20%
AIT Select Value Opportunity Fund...............      2/20/98               28.35%              N/A              6.14%
AIM V.I. Aggressive Growth Fund.................      10/6/00                 N/A               N/A            -10.44%
AIM V.I. Blue Chip Fund.........................      10/6/00                 N/A               N/A             -8.49%
AIM V.I. Value Fund.............................      10/6/00                 N/A               N/A             -6.32%
Alliance Growth and Income Portfolio............      10/6/00                 N/A               N/A              3.39%
Alliance Premier Growth Portfolio...............         N/A*                 N/A               N/A               N/A
Deutsche VIT EAFE Equity Index..................      10/6/00                 N/A               N/A             -3.45%
Deutsche VIT Small Cap Index....................      10/6/00                 N/A               N/A             -1.65%
Eaton Vance VT Floating-Rate Fund...............         N/A*                 N/A               N/A               N/A
Eaton Vance VT Worldwide Health Sciences Fund...         N/A*                 N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio............       5/1/95                6.61%            11.73%            13.72%
Fidelity VIP Growth Portfolio...................       5/1/95              -12.59%            17.46%            19.61%
Fidelity VIP High Income Portfolio..............       5/1/95              -23.74%            -0.13%             1.51%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio......................................      10/6/00                 N/A               N/A             -3.42%
Fidelity VIP III Growth & Income Portfolio......      10/6/00                 N/A               N/A             -2.44%
Fidelity VIP III Mid Cap Portfolio..............      10/6/00                 N/A               N/A              4.56%
FT VIP Franklin Small Cap Fund..................      10/6/00                 N/A               N/A            -13.79%
FT VIP Mutual Shares Securities Fund............      10/6/00                 N/A               N/A              6.17%
INVESCO VIF Dynamics Fund.......................      10/6/00                 N/A               N/A            -16.16%
INVESCO VIF Health Sciences Fund................      10/6/00                 N/A               N/A              3.14%
Janus Aspen Aggressive Growth Portfolio.........      10/6/00                 N/A               N/A            -25.58%
Janus Aspen Growth Portfolio....................      10/6/00                 N/A               N/A            -15.11%
Janus Aspen Growth and Income Portfolio.........      10/6/00                 N/A               N/A             -8.64%
Janus Aspen International Growth Portfolio......      10/6/00                 N/A               N/A            -12.50%
Pioneer Fund VCT Portfolio......................         N/A*                 N/A               N/A               N/A
Pioneer Real Estate Growth VCT Portfolio........         N/A*                 N/A               N/A               N/A
Scudder Technology Growth Portfolio.............      10/6/00                 N/A               N/A            -27.33%
SVS Dreman Financial Services Portfolio.........      10/6/00                 N/A               N/A             10.73%
T. Rowe Price International Stock Portfolio.....       5/1/95              -19.21%             6.73%             7.07%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
        (Assuming NO Withdrawal of the Investment and NO Contract Fees)



                                                                        For Year                       Since
                                                     Sub-Account          Ended                    Inception of
                                                    Inception Date      12/31/00       5 Years      Sub-Account
                                                    --------------   ---------------   --------   ---------------
AIT Equity Index Fund.............................      10/6/00                 N/A       N/A              -6.31%
AIT Money Market Fund.............................      10/8/92                4.91%     4.11%              3.57%
AIT Select Aggressive Growth Fund.................       9/8/92              -25.60%     8.70%             12.60%
AIT Select Capital Appreciation Fund..............      4/28/95                5.31%    12.07%             17.07%
AIT Select Emerging Markets Fund..................      2/20/98              -38.10%      N/A              -8.12%
AIT Select Growth Fund............................       9/8/92              -18.95%    17.12%             13.65%
AIT Select Growth and Income Fund.................       9/8/92              -12.05%    11.24%             10.85%
AIT Select International Equity Fund..............       5/3/94              -10.25%    10.69%              9.89%
AIT Select Investment Grade Income Fund...........       9/8/92                8.92%     4.23%              4.65%
AIT Select Strategic Growth Fund..................      2/20/98              -37.91%      N/A             -12.40%
AIT Select Strategic Income Fund..................      10/6/00                 N/A       N/A               4.20%
AIT Select Value Opportunity Fund.................      2/20/98               28.57%      N/A               6.41%
AIM V.I. Aggressive Growth Fund...................      10/6/00                 N/A       N/A             -10.44%
AIM V.I. Blue Chip Fund...........................      10/6/00                 N/A       N/A              -8.49%
AIM V.I. Value Fund...............................      10/6/00                 N/A       N/A              -6.32%
Alliance Growth and Income Portfolio..............      10/6/00                 N/A       N/A               3.39%
Alliance Premier Growth Portfolio.................         N/A*                 N/A       N/A                N/A
Deutsche VIT EAFE Equity Index....................      10/6/00                 N/A       N/A              -3.45%
Deutsche VIT Small Cap Index......................      10/6/00                 N/A       N/A              -1.65%
Eaton Vance VT Floating-Rate Fund.................         N/A*                 N/A       N/A                N/A
Eaton Vance VT Worldwide Health Sciences Fund.....         N/A*                 N/A       N/A                N/A
Fidelity VIP Equity-Income Portfolio..............       5/1/95                6.90%    11.93%             13.91%
Fidelity VIP Growth Portfolio.....................       5/1/95              -12.23%    17.65%             19.79%
Fidelity VIP High Income Portfolio................       5/1/95              -23.56%     0.07%              1.70%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio........................................      10/6/00                 N/A       N/A              -3.42%
Fidelity VIP III Growth & Income Portfolio........      10/6/00                 N/A       N/A              -2.44%
Fidelity VIP III Mid Cap Portfolio................      10/6/00                 N/A       N/A               4.56%
FT VIP Franklin Small Cap Fund....................      10/6/00                 N/A       N/A             -13.79%
FT VIP Mutual Shares Securities Fund..............      10/6/00                 N/A       N/A               6.17%
INVESCO VIF Dynamics Fund.........................      10/6/00                 N/A       N/A             -16.16%
INVESCO VIF Health Sciences Fund..................      10/6/00                 N/A       N/A               3.14%
Janus Aspen Aggressive Growth Portfolio...........      10/6/00                 N/A       N/A             -25.58%
Janus Aspen Growth Portfolio......................      10/6/00                 N/A       N/A             -15.11%
Janus Aspen Growth and Income Portfolio...........      10/6/00                 N/A       N/A              -8.64%
Janus Aspen International Growth Portfolio........      10/6/00                 N/A       N/A             -12.50%
Pioneer Fund VCT Portfolio........................         N/A*                 N/A       N/A                N/A
Pioneer Real Estate Growth VCT Portfolio..........         N/A*                 N/A       N/A                N/A
Scudder Technology Growth Portfolio...............      10/6/00                 N/A       N/A             -27.33%
SVS Dreman Financial Services Portfolio...........      10/6/00                 N/A       N/A              10.73%
T. Rowe Price International Stock Portfolio.......       5/1/95              -18.99%     6.93%              7.27%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)



                                                                   For Year                         Since Inception
                                              Underlying Fund        Ended                           of Underlying
                                              Inception Date       12/31/00           5 Years            Fund
                                              ---------------   ---------------   ---------------   ---------------
AIT Equity Index Fund.......................      9/28/90               -10.30%            16.23%            15.23%
AIT Money Market Fund.......................      4/29/85                 4.79%             3.90%             3.40%
AIT Select Aggressive Growth Fund...........      8/21/92               -25.90%             8.51%            12.37%
AIT Select Capital Appreciation Fund........      4/28/95                 5.04%            11.86%            16.87%
AIT Select Emerging Markets Fund............      2/20/98               -38.32%              N/A             -8.36%
AIT Select Growth Fund......................      8/21/92               -19.31%            16.95%            13.38%
AIT Select Growth and Income Fund...........      8/21/92               -12.38%            11.05%            10.59%
AIT Select International Equity Fund........       5/2/94               -10.54%            10.49%             9.68%
AIT Select Investment Grade Income Fund.....      4/29/85                 8.75%             4.01%             4.41%
AIT Select Strategic Growth Fund............      2/20/98               -38.08%              N/A            -12.61%
AIT Select Strategic Income Fund............       7/3/00                  N/A               N/A              4.24%
AIT Select Value Opportunity Fund...........      4/30/93                28.35%            14.11%            12.10%
AIM V.I. Aggressive Growth Fund.............       5/1/98                 1.15%              N/A             13.69%
AIM V.I. Blue Chip Fund.....................     12/29/99                -9.48%              N/A             -9.41%
AIM V.I. Value Fund.........................       5/5/93               -15.82%            14.25%            15.60%
Alliance Growth and Income Portfolio*.......      1/14/91                12.01%            17.66%            13.19%
Alliance Premier Growth Portfolio*..........      6/26/92               -17.95%            19.80%            17.98%
Deutsche VIT EAFE Equity Index..............      8/22/97               -17.83%              N/A              4.01%
Deutsche VIT Small Cap Index................      8/22/97                -5.22%              N/A              3.49%
Eaton Vance VT Floating-Rate Fund...........          N/A                  N/A               N/A               N/A
Eaton Vance VT Worldwide Health Sciences
 Fund.......................................          N/A                  N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio........      10/9/86                 6.61%            11.73%            15.69%
Fidelity VIP Growth Portfolio...............      10/9/86               -12.59%            17.46%            18.25%
Fidelity VIP High Income Portfolio..........      9/19/85               -23.74%            -0.13%             8.21%
Fidelity VIP II
 Contrafund-Registered Trademark-
 Portfolio..................................       1/3/95                -7.93%            16.16%            19.51%
Fidelity VIP III Growth & Income
 Portfolio..................................     12/31/96                -4.97%              N/A             13.49%
Fidelity VIP III Mid Cap Portfolio..........     12/28/98                31.83%              N/A             40.07%
FT VIP Franklin Small Cap Fund*.............      11/1/95               -16.14%            18.24%            17.72%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                 5.10%              N/A              9.24%
INVESCO VIF Dynamics Fund...................      8/25/97                -4.90%              N/A             18.16%
INVESCO VIF Health Sciences Fund............      5/22/97                28.72%              N/A             21.81%
Janus Aspen Aggressive Growth Portfolio*....      9/13/93               -32.73%            18.20%            17.89%
Janus Aspen Growth Portfolio*...............      9/13/93               -15.95%            17.43%            15.63%
Janus Aspen Growth and Income Portfolio*....       5/1/98               -15.51%              N/A             22.10%
Janus Aspen International Growth
 Portfolio*.................................       5/2/94               -17.33%            21.41%            18.22%
Pioneer Fund VCT Portfolio*.................     10/31/97                -0.69%              N/A             12.98%
Pioneer Real Estate Growth VCT Portfolio*...       3/1/95                27.05%             8.54%             9.83%
Scudder Technology Growth Portfolio.........       5/3/99               -22.68%              N/A             20.00%
SVS Dreman Financial Services Portfolio.....       5/4/98                25.24%              N/A              4.71%
T. Rowe Price International Stock
 Portfolio..................................      3/31/94               -19.21%             6.73%             6.44%


* These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (Assuming NO Withdrawal of the Investment and NO Contract Fees)



                                                                                                    10 Years or Since
                                                                   For Year                           Inception of
                                              Underlying Fund        Ended                           Underlying Fund
                                              Inception Date       12/31/00           5 Years            If Less
                                              ---------------   ---------------   ---------------   -----------------
AIT Equity Index Fund.......................      9/28/90               -10.30%            16.23%             15.23%
AIT Money Market Fund.......................      4/29/85                 4.91%             4.11%              3.60%
AIT Select Aggressive Growth Fund...........      8/21/92               -25.60%             8.70%             12.52%
AIT Select Capital Appreciation Fund........      4/28/95                 5.31%            12.07%             17.05%
AIT Select Emerging Markets Fund............      2/20/98               -38.10%              N/A              -8.12%
AIT Select Growth Fund......................      8/21/92               -18.95%            17.12%             13.57%
AIT Select Growth and Income Fund...........      8/21/92               -12.05%            11.24%             10.78%
AIT Select International Equity Fund........       5/2/94               -10.25%            10.69%              9.89%
AIT Select Investment Grade Income Fund.....      4/29/85                 8.92%             4.23%              4.63%
AIT Select Strategic Growth Fund............      2/20/98               -37.91%              N/A             -12.40%
AIT Select Strategic Income Fund............       7/3/00                  N/A               N/A               4.25%
AIT Select Value Opportunity Fund...........      4/30/93                28.57%            14.29%             12.28%
AIM V.I. Aggressive Growth Fund.............       5/1/98                 1.16%              N/A              13.70%
AIM V.I. Blue Chip Fund.....................     12/29/99                -9.48%              N/A              -9.40%
AIM V.I. Value Fund.........................       5/5/93               -15.82%            14.25%             15.60%
Alliance Growth and Income Portfolio*.......      1/14/91                12.02%            17.66%             13.20%
Alliance Premier Growth Portfolio*..........      6/26/92               -17.95%            19.81%             17.98%
Deutsche VIT EAFE Equity Index..............      8/22/97               -17.82%              N/A               4.02%
Deutsche VIT Small Cap Index................      8/22/97                -5.22%              N/A               3.50%
Eaton Vance VT Floating-Rate Fund...........          N/A                  N/A               N/A                N/A
Eaton Vance VT Worldwide Health Sciences
 Fund.......................................          N/A                  N/A               N/A                N/A
Fidelity VIP Equity-Income Portfolio........      10/9/86                 6.90%            11.93%             15.82%
Fidelity VIP Growth Portfolio...............      10/9/86               -12.23%            17.65%             18.38%
Fidelity VIP High Income Portfolio..........      9/19/85               -23.56%             0.07%              8.33%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.......................       1/3/95                -7.93%            16.16%             19.52%
Fidelity VIP III Growth & Income
 Portfolio..................................     12/31/96                -4.97%              N/A              13.49%
Fidelity VIP III Mid Cap Portfolio..........     12/28/98                31.84%              N/A              40.08%
FT VIP Franklin Small Cap Fund*.............      11/1/95               -16.14%              N/A              17.73%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                 5.11%              N/A               9.25%
INVESCO VIF Dynamics Fund...................      8/25/97                -4.89%              N/A              18.17%
INVESCO VIF Health Sciences Fund............      5/22/97                28.73%              N/A              21.82%
Janus Aspen Aggressive Growth Portfolio*....      9/13/93               -32.73%            18.21%             17.90%
Janus Aspen Growth Portfolio*...............      9/13/93               -15.95%            17.43%             15.63%
Janus Aspen Growth and Income Portfolio*....       5/1/98               -15.51%              N/A              22.11%
Janus Aspen International Growth
 Portfolio*.................................       5/2/94               -17.33%            21.42%             18.22%
Pioneer Fund VCT Portfolio*.................     10/31/97                -0.69%              N/A              12.99%
Pioneer Real Estate Growth VCT Portfolio*...       3/1/95                27.05%             8.55%              9.84%
Scudder Technology Growth Portfolio.........       5/3/99               -22.67%              N/A              20.00%
SVS Dreman Financial Services Portfolio.....       5/4/98                25.25%              N/A               4.72%
T. Rowe Price International Stock
 Portfolio..................................      3/31/94               -18.99%             6.93%              6.65%


* These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.


(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                   APPENDIX C
                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT



                                                                     For Year                              Since
                                                  Sub-Account          Ended                           Inception of
Sub-Account Investing in Underlying Fund         Inception Date      12/31/00           5 Years         Sub-Account
----------------------------------------         --------------   ---------------   ---------------   ---------------
AIT Equity Index Fund..........................         N/A*                 N/A               N/A               N/A
AIT Money Market Fund..........................       4/7/94                4.70%             3.91%             3.81%
AIT Select Aggressive Growth Fund..............      4/21/94              -25.82%             8.54%            10.60%
AIT Select Capital Appreciation Fund...........      4/30/95                5.10%            11.89%            16.91%
AIT Select Emerging Markets Fund...............      2/20/98              -38.32%              N/A             -8.35%
AIT Select Growth Fund.........................      4/21/94              -19.16%            16.99%            16.47%
AIT Select Growth and Income Fund..............      4/20/94              -12.26%            11.09%            12.77%
AIT Select International Equity Fund...........       5/3/94              -10.46%            10.46%             9.65%
AIT Select Investment Grade Income Fund........      4/20/94                8.71%             4.03%             5.08%
AIT Select Strategic Growth Fund...............      2/20/98              -38.13%              N/A            -12.63%
AIT Select Strategic Income Fund...............         N/A*                 N/A               N/A               N/A
AIT Select Value Opportunity Fund..............      2/20/98               28.36%              N/A              6.17%
AIM V.I. Aggressive Growth Fund................         N/A*                 N/A               N/A               N/A
AIM V.I. Blue Chip Fund........................         N/A*                 N/A               N/A               N/A
AIM V.I. Value Fund............................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio...........         N/A*                 N/A               N/A               N/A
Alliance Premier Growth Portfolio..............         N/A*                 N/A               N/A               N/A
Deutsche VIT EAFE Equity Index.................         N/A*                 N/A               N/A               N/A
Deutsche VIT Small Cap Index...................         N/A*                 N/A               N/A               N/A
Eaton Vance VT Floating-Rate Fund..............         N/A*                 N/A               N/A               N/A
Eaton Vance VT Worldwide Health Sciences
 Fund..........................................         N/A*                 N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio...........       5/1/95                6.69%            11.76%            13.76%
Fidelity VIP Growth Portfolio..................       5/1/95              -12.44%            17.50%            19.65%
Fidelity VIP High Income Portfolio.............       5/1/95              -23.77%            -0.11%             1.52%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..........................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Growth & Income Portfolio.....         N/A*                 N/A               N/A               N/A
Fidelity VIP III Mid Cap Portfolio.............         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund.................         N/A*                 N/A               N/A               N/A
FT VIP Mutual Shares Securities Fund...........         N/A*                 N/A               N/A               N/A
INVESCO VIF Dynamics Fund......................         N/A*                 N/A               N/A               N/A
INVESCO VIF Health Sciences Fund...............         N/A*                 N/A               N/A               N/A
Janus Aspen Aggressive Growth Portfolio........         N/A*                 N/A               N/A               N/A
Janus Aspen Growth Portfolio...................         N/A*                 N/A               N/A               N/A
Janus Aspen Growth and Income Portfolio........         N/A*                 N/A               N/A               N/A
Janus Aspen International Growth Portfolio.....         N/A*                 N/A               N/A               N/A
Pioneer Fund VCT Portfolio.....................         N/A*                 N/A               N/A               N/A
Pioneer Real Estate Growth VCT Portfolio.......         N/A*                 N/A               N/A               N/A
Scudder Technology Growth Portfolio............         N/A*                 N/A               N/A               N/A
SVS Dreman Financial Services Portfolio........         N/A*                 N/A               N/A               N/A
T. Rowe Price International Stock Portfolio....       5/1/95              -19.20%             6.75%             7.09%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
        (Assuming NO Withdrawal of the Investment and NO Contract Fees)



                                                                     For Year                              Since
                                                  Sub-Account          Ended                           Inception of
                                                 Inception Date      12/31/00           5 Years         Sub-Account
                                                 --------------   ---------------   ---------------   ---------------
AIT Equity Index Fund..........................         N/A*                 N/A               N/A               N/A
AIT Money Market Fund..........................       4/7/94                4.91%             4.11%             4.01%
AIT Select Aggressive Growth Fund..............      4/21/94              -25.60%             8.70%            10.75%
AIT Select Capital Appreciation Fund...........      4/30/95                5.31%            12.07%            17.05%
AIT Select Emerging Markets Fund...............      2/20/98              -38.10%              N/A             -8.12%
AIT Select Growth Fund.........................      4/21/94              -18.95%            17.12%            16.61%
AIT Select Growth and Income Fund..............      4/20/94              -12.05%            11.24%            12.92%
AIT Select International Equity Fund...........       5/3/94              -10.25%            10.69%             9.89%
AIT Select Investment Grade Income Fund........      4/20/94                8.92%             4.23%             5.27%
AIT Select Strategic Growth Fund...............      2/20/98              -37.91%              N/A            -12.40%
AIT Select Strategic Income Fund...............         N/A*                 N/A               N/A               N/A
AIT Select Value Opportunity Fund..............      2/20/98               28.57%              N/A              6.41%
AIM V.I. Aggressive Growth Fund................         N/A*                 N/A               N/A               N/A
AIM V.I. Blue Chip Fund........................         N/A*                 N/A               N/A               N/A
AIM V.I. Value Fund............................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio...........         N/A*                 N/A               N/A               N/A
Alliance Premier Growth Portfolio..............         N/A*                 N/A               N/A               N/A
Deutsche VIT EAFE Equity Index.................         N/A*                 N/A               N/A               N/A
Deutsche VIT Small Cap Index...................         N/A*                 N/A               N/A               N/A
Eaton Vance VT Floating-Rate Fund..............         N/A*                 N/A               N/A               N/A
Eaton Vance VT Worldwide Health Sciences
 Fund..........................................         N/A*                 N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio...........       5/1/95                6.90%            11.93%            13.91%
Fidelity VIP Growth Portfolio..................       5/1/95              -12.23%            17.65%            19.79%
Fidelity VIP High Income Portfolio.............       5/1/95              -23.56%             0.07%             1.70%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..........................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Growth & Income Portfolio.....         N/A*                 N/A               N/A               N/A
Fidelity VIP III Mid Cap Portfolio.............         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund.................         N/A*                 N/A               N/A               N/A
FT VIP Mutual Shares Securities Fund...........         N/A*                 N/A               N/A               N/A
INVESCO VIF Dynamics Fund......................         N/A*                 N/A               N/A               N/A
INVESCO VIF Health Sciences Fund...............         N/A*                 N/A               N/A               N/A
Janus Aspen Aggressive Growth Portfolio........         N/A*                 N/A               N/A               N/A
Janus Aspen Growth Portfolio...................         N/A*                 N/A               N/A               N/A
Janus Aspen Growth and Income Portfolio........         N/A*                 N/A               N/A               N/A
Janus Aspen International Growth Portfolio.....         N/A*                 N/A               N/A               N/A
Pioneer Fund VCT Portfolio.....................         N/A*                 N/A               N/A               N/A
Pioneer Real Estate Growth VCT Portfolio.......         N/A*                 N/A               N/A               N/A
Scudder Technology Growth Portfolio............         N/A*                 N/A               N/A               N/A
SVS Dreman Financial Services Portfolio........         N/A*                 N/A               N/A               N/A
T. Rowe Price International Stock Portfolio....       5/1/95              -18.99%             6.93%             7.26%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)



                                                                      For Year                              Since
                                                 Underlying Fund        Ended                           Inception of
                                                 Inception Date       12/31/00           5 Years       Underlying Fund
                                                 --------------       --------           -------       ---------------
AIT Equity Index Fund..........................      9/28/90               -10.30%            16.23%            15.23%
AIT Money Market Fund..........................      4/29/85                 4.70%             3.91%             3.42%
AIT Select Aggressive Growth Fund..............      8/21/92               -25.82%             8.54%            12.39%
AIT Select Capital Appreciation Fund...........      4/28/95                 5.10%            11.89%            16.91%
AIT Select Emerging Markets Fund...............      2/20/98               -38.32%              N/A             -8.35%
AIT Select Growth Fund.........................      8/21/92               -19.16%            16.99%            13.41%
AIT Select Growth and Income Fund..............      8/21/92               -12.26%            11.09%            10.62%
AIT Select International Equity Fund...........       5/2/94               -10.46%            10.46%             9.64%
AIT Select Investment Grade Income Fund........      4/29/85                 8.71%             4.03%             4.43%
AIT Select Strategic Growth Fund...............      2/20/98               -38.13%              N/A            -12.63%
AIT Select Strategic Income Fund...............       7/3/00                  N/A               N/A              4.24%
AIT Select Value Opportunity Fund..............      4/30/93                28.36%            14.13%            12.12%
AIM V.I. Aggressive Growth Fund................       5/1/98                 1.15%              N/A             13.69%
AIM V.I. Blue Chip Fund........................     12/29/99                -9.48%              N/A             -9.41%
AIM V.I. Value Fund............................       5/5/93               -15.82%            14.25%            15.60%
Alliance Growth and Income Portfolio*..........      1/14/91                12.01%            17.66%            13.19%
Alliance Premier Growth Portfolio*.............      6/26/92               -17.95%            19.80%            17.98%
Deutsche VIT EAFE Equity Index.................      8/22/97               -17.83%              N/A              4.01%
Deutsche VIT Small Cap Index...................      8/22/97                -5.22%              N/A              3.49%
Eaton Vance VT Floating-Rate Fund..............          N/A                  N/A               N/A               N/A
Eaton Vance VT Worldwide Health Sciences
 Fund..........................................          N/A                  N/A               N/A               N/A
Fidelity VIP Equity-Income Portfolio...........      10/9/86                 6.69%            11.76%            15.71%
Fidelity VIP Growth Portfolio..................      10/9/86               -12.44%            17.50%            18.27%
Fidelity VIP High Income Portfolio.............      9/19/85               -23.77%            -0.11%             8.22%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..........................       1/3/95                -7.93%            16.16%            19.51%
Fidelity VIP III Growth & Income Portfolio.....     12/31/96                -4.97%              N/A             13.49%
Fidelity VIP III Mid Cap Portfolio.............     12/28/98                31.83%              N/A             40.07%
FT VIP Franklin Small Cap Fund*................      11/1/95               -16.14%            18.24%            17.72%
FT VIP Mutual Shares Securities Fund*..........      11/8/96                 5.10%              N/A              9.24%
INVESCO VIF Dynamics Fund......................      8/25/97                -4.90%              N/A             18.16%
INVESCO VIF Health Sciences Fund...............      5/22/97                28.72%              N/A             21.81%
Janus Aspen Aggressive Growth Portfolio*.......      9/13/93               -32.73%            18.20%            17.89%
Janus Aspen Growth Portfolio*..................      9/13/93               -15.95%            17.43%            15.63%
Janus Aspen Growth and Income Portfolio*.......       5/1/98               -15.51%              N/A             22.10%
Janus Aspen International Growth Portfolio*....       5/2/94               -17.33%            21.41%            18.22%
Pioneer Fund VCT Portfolio*....................     10/31/97                -0.69%              N/A             12.98%
Pioneer Real Estate Growth VCT Portfolio*......       3/1/95                27.05%             8.54%             9.83%
Scudder Technology Growth Portfolio............       5/3/99               -22.68%              N/A             20.00%
SVS Dreman Financial Services Portfolio........       5/4/98                25.24%              N/A              4.71%
T. Rowe Price International Stock Portfolio....      3/31/94               -19.20%             6.75%             6.47%



*These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (Assuming NO Withdrawal of the Investment and NO Contract Fees)



                                                                                                       10 Years or Since
                                                                      For Year                           Inception of
                                                 Underlying Fund        Ended                           Underlying Fund
                                                 Inception Date       12/31/00           5 Years            If Less
                                                 ---------------   ---------------   ---------------   -----------------
AIT Equity Index Fund..........................      9/28/90               -10.30%            16.23%             15.23%
AIT Money Market Fund..........................      4/29/85                 4.91%             4.11%              3.60%
AIT Select Aggressive Growth Fund..............      8/21/92               -25.60%             8.70%             12.52%
AIT Select Capital Appreciation Fund...........      4/28/95                 5.31%            12.07%             17.05%
AIT Select Emerging Markets Fund...............      2/20/98               -38.10%              N/A              -8.12%
AIT Select Growth Fund.........................      8/21/92               -18.95%            17.12%             13.56%
AIT Select Growth and Income Fund..............      8/21/92               -12.05%            11.24%             10.78%
AIT Select International Equity Fund...........       5/2/94               -10.25%            10.69%              9.88%
AIT Select Investment Grade Income Fund........      4/29/85                 8.92%             4.23%              4.63%
AIT Select Strategic Growth Fund...............      2/20/98               -37.91%              N/A             -12.40%
AIT Select Strategic Income Fund...............       7/3/00                  N/A               N/A               4.25%
AIT Select Value Opportunity Fund..............      4/30/93                28.57%            14.29%             12.28%
AIM V.I. Aggressive Growth Fund................       5/1/98                 1.16%              N/A              13.70%
AIM V.I. Blue Chip Fund........................     12/29/99                -9.48%              N/A              -9.40%
AIM V.I. Value Fund............................       5/5/93               -15.82%            14.25%             15.60%
Alliance Growth and Income Portfolio*..........      1/14/91                12.02%            17.66%             13.20%
Alliance Premier Growth Portfolio*.............      6/26/92               -17.95%            19.81%             17.98%
Deutsche VIT EAFE Equity Index.................      8/22/97               -17.82%              N/A               4.02%
Deutsche VIT Small Cap Index...................      8/22/97                -5.22%              N/A               3.50%
Eaton Vance VT Floating-Rate Fund..............          N/A                  N/A               N/A                N/A
Eaton Vance VT Worldwide Health Sciences
 Fund..........................................          N/A                  N/A               N/A                N/A
Fidelity VIP Equity-Income Portfolio...........      10/9/86                 6.90%            11.93%             15.82%
Fidelity VIP Growth Portfolio..................      10/9/86               -12.23%            17.65%             18.38%
Fidelity VIP High Income Portfolio.............      9/19/85               -23.56%             0.07%              8.33%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..........................       1/3/95                -7.93%            16.16%             19.52%
Fidelity VIP III Growth & Income Portfolio.....     12/31/96                -4.97%              N/A              13.49%
Fidelity VIP III Mid Cap Portfolio.............     12/28/98                31.84%              N/A              40.08%
FT VIP Franklin Small Cap Fund*................      11/1/95               -16.14%              N/A              17.73%
FT VIP Mutual Shares Securities Fund*..........      11/8/96                 5.11%              N/A               9.25%
INVESCO VIF Dynamics Fund......................      8/25/97                -4.89%              N/A              18.17%
INVESCO VIF Health Sciences Fund...............      5/22/97                28.73%              N/A              21.82%
Janus Aspen Aggressive Growth Portfolio*.......      9/13/93               -32.73%            18.21%             17.90%
Janus Aspen Growth Portfolio*..................      9/13/93               -15.95%            17.43%             15.63%
Janus Aspen Growth and Income Portfolio*.......       5/1/98               -15.51%              N/A              22.11%
Janus Aspen International Growth Portfolio*....       5/2/94               -17.33%            21.42%             18.22%
Pioneer Fund VCT Portfolio*....................     10/31/97                -0.69%              N/A              12.99%
Pioneer Real Estate Growth VCT Portfolio*......       3/1/95                27.05%             8.55%              9.84%
Scudder Technology Growth Portfolio............       5/3/99               -22.67%              N/A              20.00%
SVS Dreman Financial Services Portfolio........       5/4/98                25.25%              N/A               4.72%
T. Rowe Price International Stock Portfolio....      3/31/94               -18.99%             6.93%              6.64%



*These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjust to reflect the effect of the 12b-1 fee on Class 2 shares performance.



(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                   APPENDIX D
                          THE MARKET VALUE ADJUSTMENT

Market Value Adjustment -- The following are examples of how the Market Value Adjustment works:

The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.0093) TO THE POWER OF 7 - 1

                               =  .06694

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06694 X $62,985.60

                               =  $4,216.26

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17454

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17454 X $62,985.60 or -$8,349.25)

                               =  Maximum (-$10,993.51 or -$8,349.25)

                               =  -$8,349.25


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED*)

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.06)] TO THE POWER OF 2555/365 - 1

                               =  (1.01887)7 - 1

                               =  .13981

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Minimum of (.13981 X $62,985.60 or $8,349.25)

                               =  Minimum of ($8,806.02 or $8,349.25)

                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX E
                        CONDENSED FINANCIAL INFORMATION
             Allmerica Financial Life Insurance and Annuity Company
                       Allmerica Select Separate Account


                                                                   Year Ended December 31,
                               ------------------------------------------------------------------------------------------------
                                 2000       1999       1998       1997       1996       1995       1994       1993       1992
                               --------   --------   --------   --------   --------   --------   --------   --------   --------
AIT Equity Index Fund
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.937        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    1,156        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT Money Market
Unit Value:
  Beginning of Period........    1.272      1.227      1.179      1.133      1.091      1.045      1.019      1.003      1.000
  End of Period..............    1.334      1.272      1.227      1.179      1.133      1.091      1.045      1.019      1.003
Units Outstanding at End of
 Period (in thousands).......  134,660    127,048     92,796     65,441     60,691     45,589     31,836     19,802      1,447

AIT Select Aggressive Growth
Unit Value:
  Beginning of Period........    3.606      2.637      2.419      2.066      1.768      1.354      1.405      1.192      1.192
  End of Period..............    2.683      3.606      2.637      2.419      2.066      1.768      1.354      1.405      1.192
Units Outstanding at End of
 Period (in thousands).......   95,694     85,192     86,699     81,233     64,262     51,006     36,330     17,538      5,123
AIT Select Capital
 Appreciation Fund
Unit Value:
  Beginning of Period........    2.321      1.878      1.672      1.484      1.383      1.000        N/A        N/A        N/A
  End of Period..............    2.444      2.321      1.878      1.672      1.484      1.383        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......   74,845     62,949     54,789     43,733     24,257      5,424        N/A        N/A        N/A

AIT Select Emerging Markets
 Fund
Unit Value:
  Beginning of Period........    1.268      0.776      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.785      1.268      0.776        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......   27,272     14,502      5,209        N/A        N/A        N/A        N/A        N/A        N/A

AIT Select Growth Fund
Unit Value:
  Beginning of Period........    3.575      2.793      2.091      1.582      1.315      1.069      1.101      1.104      1.000
  End of Period..............    2.897      3.575      2.793      2.091      1.582      1.315      1.069      1.101      1.104
Units Outstanding at End of
 Period (in thousands).......  135,289    134,059    120,538     98,533     68,193     53,073     38,752     20,366      5,246

                                                                   Year Ended December 31,
                               ------------------------------------------------------------------------------------------------
                                 2000       1999       1998       1997       1996       1995       1994       1993       1992
                               --------   --------   --------   --------   --------   --------   --------   --------   --------
AIT Select Growth and Income
 Fund
Unit Value:
  Beginning of Period........    2.676      2.292      1.996      1.652      1.382      1.074      1.082      0.994      1.000
  End of Period..............    2.354      2.676      2.292      1.996      1.652      1.382      1.074      1.082      0.994
Units Outstanding at End of
 Period (in thousands).......  154,179    140,727    129,119    106,800     77,919     61,942     43,292     20,983     19,802

AIT Select International
 Equity Fund
Unit Value:
  Beginning of Period........    2.089      1.608      1.400      1.357      1.128      0.956      1.000        N/A        N/A
  End of Period..............    1.875      2.089      1.608      1.400      1.357      1.128      0.956        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......  123,129    109,511    103,028     93,170     60,304     35,558     22,183        N/A        N/A

AIT Select Investment Grade
 Fund
Unit Value:
  Beginning of Period........    1.340      1.371      1.301      1.208      1.186      1.028      1.095      1.001          1
  End of Period..............    1.459      1.340      1.371      1.301      1.208      1.186      1.028      1.095      1.001
Units Outstanding at End of
 Period (in thousands).......  114,184    110,437    102,171     72,394     58,751     46,845     32,823     18,320       5372

AIT Select Strategic Growth
 Fund
Unit Value:
  Beginning of Period........    1.103      0.964      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.685      1.103      0.964        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......   36,127     17,712      8,709        N/A        N/A        N/A        N/A        N/A        N/A

AIT Select Strategic Income
 Fund
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    1.042        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......      716        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT Select Value Opportunity
 Fund
Unit Value:
  Beginning of Period........    0.929      0.989      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    1.195      0.929      0.989        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......   78,804     43,839     18,240        N/A        N/A        N/A        N/A        N/A        N/A

                                                                   Year Ended December 31,
                               ------------------------------------------------------------------------------------------------
                                 2000       1999       1998       1997       1996       1995       1994       1993       1992
                               --------   --------   --------   --------   --------   --------   --------   --------   --------
AIM V.I. Aggressive Growth
 Fund
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.896        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    2,982        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. Blue Chip Fund
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.915        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    2,625        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. ValueFund
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.937        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    2,405        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Alliance Growth and Income
 Fund
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    1.034        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    3,477        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Alliance Premier Growth
 Portfolio
Unit Value:
  Beginning of Period........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Deutsche VIT EAFE Equity
 Index Fund
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.965        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......      926        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Deutsche VIT Small Cap Index
 Fund
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.984        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......       87        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                                                   Year Ended December 31,
                               ------------------------------------------------------------------------------------------------
                                 2000       1999       1998       1997       1996       1995       1994       1993       1992
                               --------   --------   --------   --------   --------   --------   --------   --------   --------
Eaton Vance VT Floating Rate-
 Income Fund
Unit Value:
  Beginning of Period........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Eaton Vance VT Worldwide
 Health Sciences Fund
Unit Value:
  Beginning of Period........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Fidelity VIP Equity-Income
 Portfolio
Unit Value:
  Beginning of Period........    1.957      1.867      1.696      1.342      1.191      1.000        N/A        N/A        N/A
  End of Period..............    2.092      1.957      1.867      1.696      1.342      1.191        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......  122,812    114,059     95,537     65,130     31,681      9,213        N/A        N/A        N/A

Fidelity VIP Growth Portfolio
Unit Value:
  Beginning of Period........    3.171      2.340      1.701      1.397      1.235      1.000        N/A        N/A        N/A
  End of Period..............    2.783      3.171      2.340      1.701      1.397      1.235        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......  111,920     90,071     63,055     45,772     24,745      6,677        N/A        N/A        N/A

Fidelity VIP High Income
 Portfolio
Unit Value:
  Beginning of Period........    1.439      1.350      1.430      1.233      1.096      1.000        N/A        N/A        N/A
  End of Period..............    1.100      1.439      1.350      1.430      1.233      1.096        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......   99,327     87,413     74,986     50,470     23,051      6,714        N/A        N/A        N/A

Fidelity VIP II
 Contrafund-Registered
 Trademark-Portfolio
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.966        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    4,509        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Fidelity VIP III Growth and
 Income Portfolio
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.976        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    1,485        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                                                   Year Ended December 31,
                               ------------------------------------------------------------------------------------------------
                                 2000       1999       1998       1997       1996       1995       1994       1993       1992
                               --------   --------   --------   --------   --------   --------   --------   --------   --------
Fidelity VIP III Mid Cap
 Portfolio
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    1.046        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    2,914        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP Franklin Small Cap
 Fund (Class 2)
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.862        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    1,055        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP Mutual Shares
 Securities Fund (Class 2)
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    1.062        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    1,151        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VIF Dynamics Fund
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.838        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    1,664        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VIF Health Sciences
 Fund
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    1.031        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    2,059        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Janus Aspen Aggressive Growth
 Portfolio
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.744        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    1,707        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Janus Aspen Growth Portfolio
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.849        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    3,332        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                                                   Year Ended December 31,
                               ------------------------------------------------------------------------------------------------
                                 2000       1999       1998       1997       1996       1995       1994       1993       1992
                               --------   --------   --------   --------   --------   --------   --------   --------   --------
Janus Aspen Growth and Income
 Portfolio
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.914        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    2,409        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Janus Aspen International
 Growth Portfolio
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.875        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    3,263        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Pioneer Fund VCT Portfolio
Unit Value:
  Beginning of Period........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Pioneer Real Estate Growth
 VCT Portfolio
Unit Value:
  Beginning of Period........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Scudder Technology Growth
 Portfolio
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    0.727        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......    4,507        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

SVS Dreman Financial Services
 Portfolio
Unit Value:
  Beginning of Period........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period..............    1.107        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......      679        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

T. Rowe Price International
 Stock Portfolio
Unit Value:
  Beginning of Period........    1.837      1.398      1.223      1.203      1.065      1.000        N/A        N/A        N/A
  End of Period..............    1.488      1.837      1.398      1.223      1.203      1.065        N/A        N/A        N/A
Units Outstanding at End of
 Period (in thousands).......   62,055     49,814     41,458     33,977     16,510      4,066        N/A        N/A        N/A

                        CONDENSED FINANCIAL INFORMATION
                First Allmerica Financial Life Insurance Company
                       Allmerica Select Separate Account


                                                                Year Ended December 31,
                                       --------------------------------------------------------------------------
                                         2000       1999       1998       1997       1996       1995       1994
                                       --------   --------   --------   --------   --------   --------   --------
AIT Equity Index Fund
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................    0.000        N/A        N/A       N/A        N/A        N/A        N/A

AIT Money Market
Unit Value:
  Beginning of Period................    1.242      1.197      1.151     1.106      1.065      1.020      1.000
  End of Period......................    1.303      1.242      1.197     1.151      1.106      1.065      1.020
Units Outstanding at End of Period
 (in thousands)......................    8,983     11,367      8,761     6,157      6,060      4,027      2,085

AIT Select Aggressive Growth
Unit Value:
  Beginning of Period................    2.663      1.948      1.786     1.526      1.305      1.044      1.000
  End of Period......................    1.981      2.663      1.948     1.786      1.526      1.305      1.044
Units Outstanding at End of Period
 (in thousands)......................    7,570      6,606      6,449     5,305      4,013      2,393        756

AIT Select Capital Appreciation Fund
Unit Value:
  Beginning of Period................    2.321      1.878      1.672     1.484      1.383      1.000        N/A
  End of Period......................    2.444      2.321      1.878     1.672      1.484      1.383        N/A
Units Outstanding at End of Period
 (in thousands)......................    3,897      3,247      2,662     1,914      1,366        391        N/A

AIT Select Emerging Markets Fund
Unit Value:
  Beginning of Period................    1.268      0.776      1.000       N/A        N/A        N/A        N/A
  End of Period......................    0.785      1.268      0.776       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................    1,885      1,090        582       N/A        N/A        N/A        N/A

AIT Select Growth Fund
Unit Value:
  Beginning of Period................    3.451      2.697      2.019     1.527      1.269      1.032      1.000
  End of Period......................    2.797      3.451      2.697     2.019      1.527      1.269      1.032
Units Outstanding at End of Period
 (in thousands)......................    8,583      8,012      6,841     5,168      3,534      2,177        756

AIT Select Growth and Income Fund
Unit Value:
  Beginning of Period................    2.565      2.197      1.913     1.584      1.324      1.030      1.000
  End of Period......................    2.256      2.565      2.197     1.913      1.584      1.324      1.030
Units Outstanding at End of Period
 (in thousands)......................   12,204     11,775      9,924     7,897      5,670      3,673      1,724

                                                                Year Ended December 31,
                                       --------------------------------------------------------------------------
                                         2000       1999       1998       1997       1996       1995       1994
                                       --------   --------   --------   --------   --------   --------   --------
AIT Select International Equity Fund
Unit Value:
  Beginning of Period................    2.088      1.608      1.400     1.356      1.128      0.956      1.000
  End of Period......................    1.874      2.088      1.608     1.400      1.356      1.128      0.956
Units Outstanding at End of Period
 (in thousands)......................    7,941      7,072      6,291     5,132      3,481      1,900        695

AIT Select Investment Grade Fund
Unit Value:
  Beginning of Period................    1.295      1.325      1.257     1.168      1.146      0.993      1.000
  End of Period......................    1.411      1.295      1.325     1.257      1.168      1.146      0.993
Units Outstanding at End of Period
 (in thousands)......................    9,694     10,936     11,009     6,061      4,956      4,114      1,916

AIT Select Strategic Growth Fund
Unit Value:
  Beginning of Period................    1.103      0.964      1.000       N/A        N/A        N/A        N/A
  End of Period......................    0.685      1.103      0.964       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................    2,387      1,655        694       N/A        N/A        N/A        N/A

AIT Select Strategic Income Fund
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

AIT Select Value Opportunity Fund
Unit Value:
  Beginning of Period................    0.929      0.989      1.000       N/A        N/A        N/A        N/A
  End of Period......................    1.195      0.929      0.989       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................    3,667      2,790      1,367       N/A        N/A        N/A        N/A

AIM V.I. Aggressive Growth Fund
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

AIM V.I. Blue Chip Fund
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

                                                                Year Ended December 31,
                                       --------------------------------------------------------------------------
                                         2000       1999       1998       1997       1996       1995       1994
                                       --------   --------   --------   --------   --------   --------   --------
AIM V.I. Value Fund
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

Alliance Growth and Income Fund
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

Alliance Premier Growth Portfolio
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

Deutsche VIT EAFE Equity Index Fund
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

Deutsche VIT Small Cap Index Fund
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

Eaton Vance VT Floating Rate-Income
 Fund
Unit Value:
  Beginning of Period................      N/A        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................      N/A        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................      N/A        N/A        N/A       N/A        N/A        N/A        N/A

Eaton Vance VT Worldwide Health
 Sciences Fund
Unit Value:
  Beginning of Period................      N/A        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................      N/A        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................      N/A        N/A        N/A       N/A        N/A        N/A        N/A

                                                                Year Ended December 31,
                                       --------------------------------------------------------------------------
                                         2000       1999       1998       1997       1996       1995       1994
                                       --------   --------   --------   --------   --------   --------   --------
Fidelity VIP Equity-Income Portfolio
Unit Value:
  Beginning of Period................    1.957      1.867      1.696     1.342      1.191      1.000        N/A
  End of Period......................    2.092      1.957      1.867     1.696      1.342      1.191        N/A
Units Outstanding at End of Period
 (in thousands)......................    7,674      8,173      5,779     3,421      1,802        429        N/A

Fidelity VIP Growth Portfolio
Unit Value:
  Beginning of Period................    3.171      2.340      1.701     1.397      1.235      1.000        N/A
  End of Period......................    2.783      3.171      2.340     1.701      1.397      1.235        N/A
Units Outstanding at End of Period
 (in thousands)......................    7,199      5,957      3,567     2,198      1,326        262        N/A

Fidelity VIP High Income Portfolio
Unit Value:
  Beginning of Period................    1.439      1.350      1.430     1.233      1.096      1.000        N/A
  End of Period......................    1.100      1.439      1.350     1.430      1.233      1.096        N/A
Units Outstanding at End of Period
 (in thousands)......................    6,245      6,325      5,261     2,753      1,298        273        N/A

Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

Fidelity VIP III Growth and Income
 Portfolio
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

Fidelity VIP III Mid Cap Portfolio
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

FT VIP Franklin Small Cap Fund
 (Class 2)
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

                                                                Year Ended December 31,
                                       --------------------------------------------------------------------------
                                         2000       1999       1998       1997       1996       1995       1994
                                       --------   --------   --------   --------   --------   --------   --------
FT VIP Mutual Shares Securities Fund
 (Class 2)
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

INVESCO VIF Dynamics Fund
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

INVESCO VIF Health Sciences Fund
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

Janus Aspen Aggressive Growth
 Portfolio
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

Janus Aspen Growth Portfolio
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

Janus Aspen Growth and Income
 Portfolio
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

Janus Aspen International Growth
 Portfolio
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

                                                                Year Ended December 31,
                                       --------------------------------------------------------------------------
                                         2000       1999       1998       1997       1996       1995       1994
                                       --------   --------   --------   --------   --------   --------   --------
Pioneer Fund VCT Portfolio
Unit Value:
  Beginning of Period................      N/A        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................      N/A        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................      N/A        N/A        N/A       N/A        N/A        N/A        N/A

Pioneer Real Estate Growth VCT
 Portfolio
Unit Value:
  Beginning of Period................      N/A        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................      N/A        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................      N/A        N/A        N/A       N/A        N/A        N/A        N/A

Scudder Technology Growth Portfolio
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

SVS Dreman Financial Services
 Portfolio
Unit Value:
  Beginning of Period................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
  End of Period......................    1.000        N/A        N/A       N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands)......................        0        N/A        N/A       N/A        N/A        N/A        N/A

T. Rowe Price International Stock
 Portfolio
Unit Value:
  Beginning of Period................    1.837      1.397      1.223     1.203      1.065      1.000        N/A
  End of Period......................    1.488      1.837      1.397     1.223      1.203      1.065        N/A
Units Outstanding at End of Period
 (in thousands)......................    3,648      3,324      2,591     1,693      1,170        265        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

  FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                        ALLMERICA SELECT SEPARATE ACCOUNT





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA SELECT CHARTER PROSPECTUS OF ALLMERICA SELECT SEPARATE ACCOUNT DATED MAY 1, 2001 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-366-1492.



                                DATED MAY 1, 2001











AFLIAC Select Charter

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY................................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY.................3

SERVICES.......................................................................3

UNDERWRITERS...................................................................3

ANNUITY BENEFIT PAYMENTS.......................................................4

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM....................5

PERFORMANCE INFORMATION........................................................6

FINANCIAL STATEMENTS.........................................................F-1

                         GENERAL INFORMATION AND HISTORY

Allmerica Select Separate Account (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, the Company had over $18 billion in assets and over $27 billion of life insurance in force.


Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries (including the Company) had over $24 billion in combined assets and over $34 billion in life insurance in force.


Currently, 40 Sub-Accounts of the Variable Account are available under the Allmerica Select Charter contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Pioneer Variable Contract Trust ("Pioneer VCT"), Scudder Variable Series II ("SVS"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").

The AIT, AVIF, Alliance, EVVT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, Pioneer VCT, SVS, and T. Rowe Price are open-end, diversified management investment companies. Twelve different funds of the Trust are available under the Contract: the AIT Equity Index Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund, and Select Value Opportunity Fund. Certain of these Funds may not be available in all states. Three funds of AVIF are available under the
Contract: the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund, and the AIM V.I. Value Fund. Two portfolios of Alliance are available under the
Contract: the Alliance Growth and Income Portfolio (Class B) and the Alliance Premier Growth Portfolio. Two portfolios of Eaton Vance VT are available under the Contract: the Eaton Vance VT Floating Rate-Income Fund and Eaton Vance VT Worldwide Health Sciences Fund. Four portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP Overseas Portfolio. One portfolio of Fidelity VIP II is available under the Contract: the Fidelity VIP II Contrafund Portfolio. Two Fidelity VIP III portfolios are available under the Contract: the Fidelity VIP III Growth & Income Portfolio and the Fidelity VIP III Mid Cap Portfolio. Two FT VIP funds are available under the
Contract: the Franklin Small Cap Fund and the Mutual Shares Securities Fund. Two funds of INVESCO VIF are available under the Contract: the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund. Four Janus Aspen portfolios are available under the Contract: the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio, and the Janus Aspen International Growth Portfolio. Two portfolios are available under the
Contract: Pioneer Fund VCT Portfolio and Pioneer Real Estate Growth VCT Portfolio. Two SVS portfolios are available under the Contract: the SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund, Portfolio and Series available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of Allmerica Select Separate Account of the Company as of December 31, 2000 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 1.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1998, 1999, and 2000 were $31,179,269, $29,686,895, and $34,798,995.27.


No commissions were retained by Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1998, 1999, and 2000.


                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value - Previous Valuation Period............................$ 1.135000

(2)  Value of Assets - Beginning of Valuation Period...............................$ 5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses.....................$ 1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2).......0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum)............................0.000039

(6)  Net Investment Rate (4) - (5)....................................................0.000296

(7)  Net Investment Factor 1.000000 + (6).............................................1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)............................$ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and noncommutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified period that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                (n)
         P(1 + T)        =     ERV

         Where:          P     =      a hypothetical initial payment to the
                                      Variable Account of $1,000

                         T     =      average annual total return

                         n     =      number of years

                         ERV   =      the ending redeemable value of the $1,000
                                      payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period.

The calculations of Total Return include the deduction of the $35 annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE AIT MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2000:



                  Yield                              5.02%
                  Effective Yield                    5.15%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                             (365/7)
         Effective Yield     =      [(base period return + 1)      ] - 1

The calculations of yield and effective yield reflect the $35 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Allmerica Select Separate Account.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2001

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000    1999    1998
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.1  $  0.5  $  0.5
     Universal life and investment product
       policy fees..............................   382.2   328.1   267.4
     Net investment income......................   140.4   150.2   151.3
     Net realized investment (losses) gains.....   (15.2)   (8.7)   20.0
     Other income (Note 1)......................    85.1    36.9     0.6
                                                  ------  ------  ------
         Total revenues.........................   592.6   507.0   439.8
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   167.2   173.6   153.9
     Policy acquisition expenses................    70.5    49.8    64.6
     Sales practice litigation..................    --      --      21.0
     Other operating expenses (Note 1)..........   197.8   151.3   104.1
     Restructuring costs........................     4.6    --      --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   440.1   374.7   343.6
                                                  ------  ------  ------
 Income before federal income taxes.............   152.5   132.3    96.2
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (36.7)   15.5    22.1
     Deferred...................................    69.7    30.5    11.8
                                                  ------  ------  ------
         Total federal income tax expense.......    33.0    46.0    33.9
                                                  ------  ------  ------
 Net income.....................................  $119.5  $ 86.3  $ 62.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2000       1999
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,262.2 and $1,354.2)............................  $ 1,270.0  $ 1,324.6
     Equity securities at fair value (cost of $41.2 and
       $25.2)............................................       35.8       32.6
     Mortgage loans......................................      200.1      223.7
     Policy loans........................................      185.4      166.8
     Real estate and other long-term investments.........       15.1       25.1
                                                           ---------  ---------
         Total investments...............................    1,706.4    1,772.8
                                                           ---------  ---------
   Cash and cash equivalents.............................       50.8      132.9
   Accrued investment income.............................       33.7       36.0
   Deferred policy acquisition costs.....................    1,344.2    1,156.4
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      280.2      287.2
   Other assets..........................................       69.3       64.8
   Separate account assets...............................   14,688.2   14,527.9
                                                           ---------  ---------
         Total assets....................................  $18,172.8  $17,978.0
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,188.4  $ 2,274.7
     Outstanding claims and losses.......................       15.6       13.7
     Unearned premiums...................................        2.5        2.6
     Contractholder deposit funds and other policy
       liabilities.......................................       42.5       44.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,249.0    2,335.3
                                                           ---------  ---------
   Expenses and taxes payable............................      138.6      216.8
   Reinsurance premiums payable..........................       16.4       17.9
   Deferred federal income taxes.........................      168.5       94.8
   Separate account liabilities..........................   14,688.2   14,527.9
                                                           ---------  ---------
         Total liabilities...............................   17,260.7   17,192.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      423.7
   Accumulated other comprehensive (loss) income.........        4.7       (2.6)
   Retained earnings.....................................      481.2      361.7
                                                           ---------  ---------
         Total shareholder's equity......................      912.1      785.3
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $18,172.8  $17,978.0
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000     1999     1998
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   423.7    407.9    386.9
     Issuance of common stock...................    --       15.8     21.0
                                                  ------   ------   ------
     Balance at end of period...................   423.7    423.7    407.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    (2.6)    24.1     38.5
     Appreciation (depreciation) during the
       period:
         Net appreciation (depreciation) on
           available-for-sale securities........    11.3    (41.1)   (23.4)
         (Provision) benefit for deferred
           federal income taxes.................    (4.0)    14.4      9.0
                                                  ------   ------   ------
         Other comprehensive income (loss)......     7.3    (26.7)   (14.4)
                                                  ------   ------   ------
     Balance at end of period...................     4.7     (2.6)    24.1
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   361.7    275.4    213.1
     Net income.................................   119.5     86.3     62.3
                                                  ------   ------   ------
     Balance at end of period...................   481.2    361.7    275.4
                                                  ------   ------   ------
         Total shareholder's equity.............  $912.1   $785.3   $709.9
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000    1999    1998
 -------------                                 ------  ------  ------
 Net income..................................  $119.5  $ 86.3  $62.3
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities.........    11.3   (41.1) (23.4)
     (Provision) benefit for deferred federal
       income taxes..........................    (4.0)   14.4    9.0
                                               ------  ------  -----
     Other comprehensive income (loss).......     7.3   (26.7) (14.4)
                                               ------  ------  -----
     Comprehensive income....................  $126.8  $ 59.6  $47.9
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000     1999     1998
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $ 119.5  $  86.3  $  62.3
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........     15.2      8.7    (20.0)
         Net amortization and depreciation...     (3.8)    (2.3)    (7.1)
         Sales practice litigation expense...    --       --        21.0
         Deferred federal income taxes.......     69.7     30.5     11.8
         Change in deferred acquisition
           costs.............................   (207.0)  (169.7)  (177.8)
         Change in reinsurance premiums
           payable...........................     (1.2)   (31.5)    40.8
         Change in accrued investment
           income............................      2.3     (2.5)     0.7
         Change in policy liabilities and
           accruals, net.....................    (86.8)    (8.4)   193.1
         Change in reinsurance receivable....      7.0     20.7    (56.9)
         Change in expenses and taxes
           payable...........................    (78.7)    64.1     55.4
         Other, net..........................    --       (14.8)   (28.5)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........   (163.8)   (18.9)    94.8
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    512.4    330.9    187.0
     Proceeds from disposals of equity
       securities............................      1.0     30.9     53.3
     Proceeds from disposals of other
       investments...........................     15.6      0.8     22.7
     Proceeds from mortgages matured or
       collected.............................     49.7     30.5     60.1
     Purchase of available-for-sale fixed
       maturities............................   (437.3)  (415.5)  (136.0)
     Purchase of equity securities...........    (16.0)   (20.2)   (30.6)
     Purchase of other investments...........    (45.9)   (44.1)   (22.7)
     Purchase of mortgages...................    --       --       (58.9)
     Other investing activities, net.........      2.2      2.0     (3.9)
                                               -------  -------  -------
         Net cash provided by (used in)
           investing activities..............     81.7    (84.7)    71.0
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........    --        14.6    --
     Proceeds from issuance of stock and
       capital paid in.......................    --         4.0     21.0
                                               -------  -------  -------
         Net cash provided by financing
           activities........................    --        18.6     21.0
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (82.1)   (85.0)   186.8
 Cash and cash equivalents, beginning of
  period.....................................    132.9    217.9     31.1
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $  50.8  $ 132.9  $ 217.9
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes (received) paid............  $  (5.6) $   4.4  $  36.2

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $89.7 and $35.5 million, respectively and total benefits, losses and expenses of $62.0 million and $24.4 million, respectively. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC also include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2000 there were no real estate properties in the Company's investment portfolio. Real estate held at December 31, 1999 was carried at the estimated fair value less costs of disposal. Depreciation was not recorded on this asset while it was held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "ACCOUNTING FOR INCOME TAXES" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement is effective for fiscal years beginning after June 15, 2000.

The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999 and 1998, SMAFCO contributed $4.0 million and $21.0 million respectively, of additional paid-in capital to the Company.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2000, the amortized cost and market value of these assets on deposit in New York were $186.7 million and $189.8 million, respectively. At December 31, 1999, the amortized cost and market value of assets on deposit were $196.4 million and $193.0 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2000 and 1999.

There were no contractual fixed maturity investment commitments at December 31, 2000.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2000
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   77.7   $   77.5
Due after one year through five years.......................     348.3      351.8
Due after five years through ten years......................     570.1      571.2
Due after ten years.........................................     266.1      269.5
                                                              --------   --------
Total.......................................................  $1,262.2   $1,270.0
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net appreciation (depreciation), beginning of year..........    $(10.4)      $  7.8      $ (2.6)
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------       ------      ------
                                                                  12.4         (5.1)        7.3
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $  2.0       $  2.7      $  4.7
                                                                ======       ======      ======

1999
Net appreciation (depreciation), beginning of year..........    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (75.3)        (0.2)      (75.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........      34.4       --            34.4
(Provision) benefit from deferred federal income taxes......      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1998
Net appreciation (depreciation), beginning of year..........    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (16.2)       (14.3)      (30.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........       7.1       --             7.1
(Provision) benefit from deferred federal income taxes......       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

(1) Includes net appreciation (depreciation) on other investments of $4.9 million, $(3.1) million and 0.9 million in 2000, 1999 and 1998 respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. At December 31, 2000, there were no real estate properties in the Company's investment portfolio. Previously, real estate investments were obtained primarily through foreclosures.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $200.1 million and $234.6 million at December 31, 2000 and 1999, respectively. Reserves for mortgage loans were $1.7 million and $2.4 million at December 31, 2000 and 1999, respectively.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000, 1999 and 1998.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2000.

Mortgage loans and the real estate investment comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Property type:
  Office building...........................................  $116.7  $136.1
  Industrial/warehouse......................................    52.8    51.1
  Retail....................................................    21.6    28.3
  Residential...............................................     7.8    18.5
  Other.....................................................     2.9     3.0
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Geographic region:
  Pacific...................................................  $ 77.6  $ 76.2
  South Atlantic............................................    58.4    60.7
  East North Central........................................    28.6    35.9
  Middle Atlantic...........................................    13.2    20.1
  New England...............................................    13.0    29.9
  West South Central........................................     1.8     1.9
  Other.....................................................     9.2    12.3
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

At December 31, 2000, scheduled mortgage loan maturities were as follows:
2001 -- $6.1 million; 2002 -- $11.0 million; 2004 -- $23.2 million; 2005 --
$9.6 million and $150.2 million thereafter. There are no expected maturities in 2003. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2000, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  MORTGAGE LOANS INVESTMENT VALUATION ALLOWANCES

Mortgage loans investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 ---------  ---------  ---------
Balance at beginning of year................................    $ 2.4      $ 3.3      $9.4
Provisions..................................................     (0.7)      (0.8)     (4.5)
Write-offs..................................................    --          (0.1)     (1.6)
                                                                -----      -----      ----
Balance at end of year......................................    $ 1.7      $ 2.4      $3.3
                                                                =====      =====      ====

Provisions on mortgages during 2000, 1999, and 1998 reflect the release of redundant specific reserves.

The carrying value of impaired loans was $3.4 million and $11.4 million, with related reserves of $0.4 million and $0.7 million as of December 31, 2000 and 1999, respectively. All impaired loans were reserved for as of December 31, 2000 and 1999.

The average carrying value of impaired loans was $8.2 million, $14.3 million and $17.0 million, with related interest income while such loans were impaired, of $1.0 million, $1.5 million and $2.0 million as of December 31, 2000, 1999 and 1998, respectively.

D.  OTHER

At December 31, 2000 and 1999, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $103.8  $107.2  $107.7
Mortgage loans..............................................    17.2    19.0    25.5
Equity securities...........................................     1.0     0.4     0.3
Policy loans................................................    14.0    12.4    11.7
Other long-term investments.................................     2.8     4.0     4.8
Short-term investments......................................     3.3     9.5     4.2
                                                              ------  ------  ------
    Gross investment income.................................   142.1   152.5   154.2
Less investment expenses....................................    (1.7)   (2.3)   (2.9)
                                                              ------  ------  ------
    Net investment income...................................  $140.4  $150.2  $151.3
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $0.2 million and $0.8 million on non-accrual status at December 31, 2000 and 1999, respectively. There were no mortgage loans on non-accrual status at December 31, 2000 and 1999. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.2 million and $1.2 million in 2000 and 1999, respectively, and had no impact in 1998.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million and $12.2 million at December 31, 2000 and 1999, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $0.9 million and $1.4 million in 2000, 1999 and 1998, respectively. Actual interest income on these loans included in net investment income aggregated $1.0 million, $1.1 million and $1.8 million in 2000, 1999 and 1998, respectively.

There were no mortgage loans which were non-income producing for the year ended December 31, 2000 and 1999. There were, however, fixed maturities with a carrying value of $0.2 million which were non-income producing for year ended December 31, 2000. There were no fixed maturities which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $1.9 million, $0.9 million and $0.7 million in 2000, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999   1998
-------------                                                 ------  ------  -----
Fixed maturities............................................  $(20.5) $(18.8) $(6.1)
Mortgage loans..............................................     0.7     0.8    8.0
Equity securities...........................................     0.9     8.5   15.7
Other long-term investments.................................     3.7     0.8    2.4
                                                              ------  ------  -----
Net realized investment (losses) gains......................  $(15.2) $ (8.7) $20.0
                                                              ======  ======  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0  $ 2.0
Equity securities...........................................     $ 52.6      $17.5  $ 0.9

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(2.9) million, $(18.0) million and $(5.6)
 million in 2000, 1999 and 1998, respectively)..............  $ (5.4) $(33.4) $ (8.2)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(6.9) million,
 $(3.6) million and $3.4 million in 2000, 1999 and 1998,
 respectively)..............................................   (12.7)   (6.7)    6.2
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $  7.3  $(26.7) $(14.4)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     2000                1999
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   50.8  $   50.8  $  132.9  $  132.9
  Fixed maturities..........................................   1,270.0   1,270.0   1,324.6   1,324.6
  Equity securities.........................................      35.8      35.8      32.6      32.6
  Mortgage loans............................................     200.1     208.5     223.7     222.8
  Policy loans..............................................     185.4     185.4     166.8     166.8
                                                              --------  --------  --------  --------
                                                              $1,742.1  $1,750.5  $1,880.6  $1,879.7
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $  978.3  $  946.2  $1,048.0  $1,014.9
  Supplemental contracts without life contingencies.........      19.9      19.9      25.0      25.0
  Other individual contract deposit funds...................      23.8      23.9      19.3      19.3
                                                              --------  --------  --------  --------
                                                              $1,022.0  $  990.0  $1,092.3  $1,059.2
                                                              ========  ========  ========  ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000   1999   1998
-------------                                                 ------  -----  -----
Federal income tax expense
  Current...................................................  $(36.7) $15.5  $22.1
  Deferred..................................................    69.7   30.5   11.8
                                                              ------  -----  -----
Total.......................................................  $ 33.0  $46.0  $33.9
                                                              ======  =====  =====

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  -------
Expected federal income tax expense.........................  $ 53.4   $ 46.3   $ 33.7
  Dividend received deduction...............................    (6.9)    --       --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   (13.3)    --       --
  Other, net................................................    (0.2)    (0.3)     0.2
                                                              ------   ------   ------
Federal income tax expense..................................  $ 33.0   $ 46.0   $ 33.9
                                                              ======   ======   ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2000     1999
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(227.2) $(233.7)
  AMT credit carryforwards..................................     (2.8)   --
  Deferred acquisition costs................................    398.3    339.7
  Investments, net..........................................      2.1     (4.0)
  Litigation reserves.......................................     (6.5)    (4.3)
  Other, net................................................      4.6     (2.9)
                                                              -------  -------
Deferred tax liability, net.................................  $ 168.5  $  94.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $434.1 million and $360.4 million at December 31, 2000 and 1999, respectively. Gross deferred income tax assets totaled $265.6 million and $265.6 million at December 31, 2000 and 1999, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $183.9 million, $173.9 million and $145.4 million in 2000, 1999 and 1998 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $16.6 million and $48.6 million at December 31, 2000 and 1999, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

approval of the Delaware Commissioner of Insurance, is limited to the greater of
(i) 10% of its policyholders' surplus as of the preceding December 31 or
(ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2000, 1999 or 1998. During 2001, AFLIAC could pay dividends of $28.2 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 2000 and 1999 for the disability income business were $239.9 million and $241.5 million, respectively, traditional life were $10.0 million and $9.7 million, respectively, and universal and variable universal life were $30.3 million and $36.0 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 38.1  $ 41.3  $ 45.5
  Assumed...................................................    --      --      --
  Ceded.....................................................   (38.0)  (40.8)  (45.0)
                                                              ------  ------  ------
Net premiums................................................  $  0.1  $  0.5  $  0.5
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $188.7  $210.6  $204.0
  Assumed...................................................    --      --      --
  Ceded.....................................................   (21.5)  (37.0)  (50.1)
                                                              ------  ------  ------
  Net policy benefits, claims and losses....................  $167.2  $173.6  $153.9
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000      1999     1998
-------------                                                 --------  --------  ------
Balance at beginning of year................................  $1,156.4  $  950.5  $765.3
  Acquisition expenses deferred.............................     277.5     219.5   242.4
  Amortized to expense during the year......................     (70.5)    (49.8)  (64.6)
  Adjustment to equity during the year......................     (19.2)     36.2     7.4
                                                              --------  --------  ------
Balance at end of year......................................  $1,344.2  $1,156.4  $950.5
                                                              ========  ========  ======

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $239.2 million and $240.7 million at December 31, 2000 and 1999. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement, and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. As of December 31, 2000, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Statutory net income........................................  $(40.3) $  5.0  $ (8.2)
Statutory shareholder's surplus.............................  $282.1  $342.7  $312.2

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 2000, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 16, 2001

                             ALLMERICA SELECT SEPARATE ACCOUNT

                           STATEMENTS OF ASSETS AND LIABILITIES

                                    DECEMBER 31, 2000

                                                                                                                          SELECT
                                                                                 SELECT                                 INVESTMENT
                                                                               AGGRESSIVE      SELECT    SELECT GROWTH    GRADE
                                                                                 GROWTH        GROWTH      AND INCOME    INCOME(a)
                                                                             ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of Allmerica Investment Trust .........................$ 256,715,369 $ 391,992,983 $ 362,921,943 $ 166,672,462
Investments in shares of AIM Variable Insurance Funds .......................            -             -            -              -
Investments in shares of Alliance Variable Products Series Fund, Inc. .......            -             -            -              -
Investments in shares of Deutsche Asset Management VIT Funds ................            -             -            -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ....            -             -            -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP II) .            -             -            -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP III)             -             -            -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust            -             -            -              -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF) ......            -             -            -              -
Investments in shares of Janus Aspen Series .................................            -             -            -              -
Investments in shares of Kemper Variable Series .............................            -             -            -              -
Investment in shares of T. Rowe Price International Series, Inc. ............            -             -            -              -
Receivable from Allmerica Financial Life Insurance and ......................
  Annuity Company (Sponsor) .................................................            -             -            -              -
                                                                             ------------- ------------- ------------- -------------
    Total  assets ...........................................................  256,715,369   391,992,983   362,921,943   166,672,462

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .................................................            -        11,049         3,319        12,593
                                                                             ------------- ------------- ------------- -------------
    Net assets ..............................................................$ 256,715,369 $ 391,981,934 $ 362,918,624 $ 166,659,869
                                                                             ============= ============= ============= =============

Net asset distribution by category: .........................................$ 256,705,127 $ 391,979,994 $ 362,906,385 $ 166,646,122
  Select Resource I and II, Charter and Reward Series .......................        8,283             -        10,272        11,694
  Select Acclaim Series: ....................................................
  Value of investment by Allmerica Financial Life Insurance and Annuity .....        1,959         1,940         1,967         2,053
                                                                             ------------- ------------- ------------- -------------
     Company (Sponsor) ......................................................$ 256,715,369 $ 391,981,934 $ 362,918,624 $ 166,659,869
                                                                             ============= ============= ============= =============

Units outstanding and net asset value per unit:
  Select Resource I and II, Charter and Reward Series:
    Units outstanding, December 31, 2000 ....................................   95,694,193   135,289,048   154,178,742   114,184,272
    Net asset value per unit, December 31, 2000 .............................$    2.682557 $    2.897352 $    2.353803 $    1.459449
  Select Acclaim Series:
    Units outstanding, December 31, 2000 ....................................       10,446         2,000        12,446        13,390
    Net asset value per unit, December 31, 2000 .............................$    0.979506 $    0.969974 $    0.983549 $    1.026639

                                                                                                      SELECT             SELECT
                                                                                      MONEY       INTERNATIONAL         CAPITAL
                                                                                     MARKET           EQUITY          APPRECIATION
                                                                                 -------------   ---------------     -------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $ 179,717,554     $ 230,843,279     $ 182,950,488
Investments in shares of AIM Variable Insurance Funds ..........................             -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........             -                 -                 -
Investments in shares of Deutsche Asset Management VIT Funds ...................             -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......             -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP II) ....             -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP III) ...             -                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..             -                 -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........             -                 -                 -
Investments in shares of Janus Aspen Series ....................................             -                 -                 -
Investments in shares of Kemper Variable Series ................................             -                 -                 -
Investment in shares of T. Rowe Price International Series, Inc. ...............             -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................             -                 -                 -
                                                                                 -------------    --------------     -------------
    Total  assets ..............................................................   179,717,554       230,843,279       182,950,488

LIABILITIES:

Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................        12,141                14                27
                                                                                 -------------    --------------     -------------
    Net assets ................................................................. $ 179,705,413     $ 230,843,265     $ 182,950,461
                                                                                 =============    ==============     =============

Net asset distribution by category:
  Select Resource I and II, Charter and Reward Series .......................... $ 179,700,801     $ 230,827,205     $ 182,939,729
  Select Acclaim Series: .......................................................         2,601            13,989             8,665
  Value of investment by Allmerica Financial Life Insurance and Annuity
     Company (Sponsor) .........................................................         2,011             2,071             2,067
                                                                                 -------------    --------------     -------------
                                                                                 $ 179,705,413     $ 230,843,265     $ 182,950,461
                                                                                 =============    ==============     =============

Units outstanding and net asset value per unit:
  Select Resource I and II, Charter and Reward Series:
    Units outstanding, December 31, 2000 .......................................   134,660,096       123,129,251        74,845,301
    Net asset value per unit, December 31, 2000 ................................ $    1.334477    $     1.874674     $    2.444238
  Select Acclaim Series:
    Units outstanding, December 31, 2000 .......................................         4,586            15,504            10,385
    Net asset value per unit, December 31, 2000 ................................ $    1.005724    $     1.035693     $    1.033567

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                    DECEMBER 31, 2000

                                                                                   SELECT       SELECT        SELECT        SELECT
                                                                                  EMERGING      VALUE        STRATEGIC    STRATEGIC
                                                                                   MARKETS    OPPORTUNITY     GROWTH        INCOME
                                                                                ------------  ------------  ------------  ----------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................$ 21,411,395  $ 94,148,952  $ 24,741,490  $  748,000
Investments in shares of AIM Variable Insurance Funds ..........................           -             -             -           -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........           -             -             -           -
Investments in shares of Deutsche Asset Management VIT Funds ...................           -             -             -           -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......           -             -             -           -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP II) ....           -             -             -           -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP III) ...           -             -             -           -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..           -             -             -           -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........           -             -             -           -
Investments in shares of Janus Aspen Series ....................................           -             -             -           -
Investments in shares of Kemper Variable Series ................................           -             -             -           -
Investment in shares of T. Rowe Price International Series, Inc. ...............           -             -             -           -
Receivable from Allmerica Financial Life Insurance and .........................
  Annuity Company (Sponsor) ....................................................           -             -            15           -
                                                                                ------------  ------------  ------------  ----------
    Total  assets ..............................................................  21,411,395    94,148,952    24,741,505     748,000


LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................           -            37             -           -
                                                                                ------------  ------------  ------------  ----------
    Net assets .................................................................$ 21,411,395  $ 94,148,915  $ 24,741,505  $  748,000
                                                                                ============  ===========   ============  ==========

Net asset distribution by category:
  Select Resource I and II, Charter and Reward Series ..........................$ 21,405,604  $ 94,136,183  $ 24,736,879  $  745,943
  Select Acclaim Series: .......................................................       3,917        10,561         2,824           -
  Value of investment by Allmerica Financial Life Insurance and Annuity
     Company (Sponsor) .........................................................       1,874         2,171         1,802       2,057
                                                                                ------------  ------------  ------------  ----------
                                                                                $ 21,411,395  $ 94,148,915  $ 24,741,505  $  748,000
                                                                                ============  ============  ============  ==========

Units outstanding and net asset value per unit:
  Select Resource I and II, Charter and Reward Series:
    Units outstanding, December 31, 2000 .......................................  27,271,759    78,804,130    36,126,525     715,859
    Net asset value per unit, December 31, 2000 ................................$   0.784900  $   1.194559  $   0.684729  $ 1.042025
  Select Acclaim Series:
    Units outstanding, December 31, 2000 .......................................       6,176        11,728         5,133       2,000
    Net asset value per unit, December 31, 2000 ................................$   0.937097  $   1.085582  $   0.901028  $ 1.028453

                                                                                                      AIM                  AIM
                                                                                     EQUITY      V.I. AGGRESSIVE         V.I. BLUE
                                                                                      INDEX          GROWTH                CHIP
                                                                                   -----------   ---------------       -----------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................   $ 1,097,247   $             -       $         -
Investments in shares of AIM Variable Insurance Funds ..........................             -         2,677,622         2,416,539
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........             -                 -                 -
Investments in shares of Deutsche Asset Management VIT Funds ...................             -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......             -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP II) ....             -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP III) ...             -                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..             -                 -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........             -                 -                 -
Investments in shares of Janus Aspen Series ....................................             -                 -                 -
Investments in shares of Kemper Variable Series ................................             -                 -                 -
Investment in shares of T. Rowe Price International Series, Inc. ...............             -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................             -                 -                 -
                                                                                   -----------   ---------------       -----------
    Total  assets ..............................................................     1,097,247         2,677,622         2,416,539

LIABILITIES:
Payable to Allmerica Financial Life Insurance and

  Annuity Company (Sponsor) ....................................................             -                 -                 -
                                                                                   -----------   ---------------       -----------
    Net assets .................................................................   $ 1,097,247   $     2,677,622       $ 2,416,539
                                                                                   ===========   ===============       ===========

Net asset distribution by category:
  Select Resource I and II, Charter and Reward Series ..........................   $ 1,083,280   $     2,670,971       $ 2,402,582
  Select Acclaim Series: .......................................................        12,000             4,710            12,000
  Value of investment by Allmerica Financial Life Insurance and Annuity
     Company (Sponsor) .........................................................         1,967             1,941             1,957
                                                                                   -----------   ---------------       -----------
                                                                                   $ 1,097,247   $     2,677,622       $ 2,416,539
                                                                                   ===========   ===============       ===========

Units outstanding and net asset value per unit:
  Select Resource I and II, Charter and Reward Series:
    Units outstanding, December 31, 2000 .......................................     1,156,281         2,982,252         2,625,400
    Net asset value per unit, December 31, 2000 ................................    $ 0.936866   $      0.895622       $  0.915130
  Select Acclaim Series:
    Units outstanding, December 31, 2000 .......................................        14,201             6,852            14,265
    Net asset value per unit, December 31, 2000 ................................    $ 0.983530   $      0.970588       $  0.978393

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                    DECEMBER 31, 2000

                                                                                                              ALLIANCE    ALLIANCE
                                                                                                 ALLIANCE      PREMIER     GROWTH
                                                                                       AIM        PREMIER      GROWTH    AND INCOME
                                                                                    V.I. VALUE    GROWTH       CLASS B     CLASS B
                                                                                   -----------  -----------   --------   -----------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................   $         -    $        -  $      -   $         -
Investments in shares of AIM Variable Insurance Funds ..........................     2,259,879             -         -             -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........             -    48,295,533    18,973     3,597,439
Investments in shares of Deutsche Asset Management VIT Funds ...................             -             -         -             -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......             -             -         -             -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP II) ....             -             -         -             -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP III) ...             -             -         -             -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..             -             -         -             -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........             -             -         -             -
Investments in shares of Janus Aspen Series ....................................             -             -         -             -
Investments in shares of Kemper Variable Series ................................             -             -         -             -
Investment in shares of T. Rowe Price International Series, Inc. ...............             -             -         -             -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................             -           650         -             -
                                                                                   -----------  ------------  --------   -----------
    Total  assets ..............................................................     2,259,879    48,296,183    18,973     3,597,439

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................             -             -         -             -
                                                                                   -----------  ------------  --------   -----------
    Net assets .................................................................   $ 2,259,879  $ 48,296,183  $ 18,973   $ 3,597,439
                                                                                   ===========  ============  ========   ===========
Net asset distribution by category:
  Select Resource I and II, Charter and Reward Series ..........................   $ 2,252,978  $ 48,296,183       $ -   $ 3,595,333
  Select Acclaim Series: .......................................................         4,909             -    17,030             -
  Value of investment by Allmerica Financial Life Insurance and Annuity
     Company (Sponsor) .........................................................         1,992             -     1,943         2,106
                                                                                   -----------  ------------  --------   -----------
                                                                                   $ 2,259,879  $ 48,296,183  $ 18,973   $ 3,597,439
                                                                                   ===========  ============  ========   ===========

Units outstanding and net asset value per unit:
  Select Resource I and II, Charter and Reward Series:
    Units outstanding, December 31, 2000 .......................................     2,404,893    47,477,714         -     3,477,384
    Net asset value per unit, December 31, 2000 ................................   $  0.936831  $   1.017239  $      -   $  1.033919
  Select Acclaim Series:
    Units outstanding, December 31, 2000 .......................................         6,931             -      19,525       2,000
    Net asset value per unit, December 31, 2000 ................................   $  0.995810  $          -  $ 0.971681 $  1.052845

                                                                                      DEUTSCHE        DEUTSCHE
                                                                                      VIT EAFE        VIT SMALL        FIDELITY VIP
                                                                                    EQUITY INDEX      CAP INDEX        HIGH INCOME
                                                                                   -------------      ----------      --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................   $           -      $        -      $            -
Investments in shares of AIM Variable Insurance Funds ..........................               -               -                   -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........               -               -                   -
Investments in shares of Deutsche Asset Management VIT Funds ...................         896,032          87,150
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......               -               -         109,277,014
Investments in shares of Fidelity Variable Insurance Products Fund (VIP II) ....               -               -                   -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP III) ...               -               -                   -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..               -               -                   -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........               -               -                   -
Investments in shares of Janus Aspen Series ....................................               -               -                   -
Investments in shares of Kemper Variable Series ................................               -               -                   -
Investment in shares of T. Rowe Price International Series, Inc. ...............               -               -                   -
Receivable from Allmerica Financial Life Insurance and .........................
  Annuity Company (Sponsor) ....................................................               -               -                   -
                                                                                   -------------      ----------      --------------
    Total  assets ..............................................................         896,032          87,150         109,277,014

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................               -               -                   -
                                                                                   -------------      ----------      --------------
    Net assets .................................................................   $     896,032      $   87,150      $  109,277,014
                                                                                   =============      ==========      ==============

Net asset distribution by category:
  Select Resource I and II, Charter and Reward Series ..........................   $     893,989      $   83,127      $  109,277,014
  Select Acclaim Series: .......................................................               -               -                   -
  Value of investment by Allmerica Financial Life Insurance and Annuity
     Company (Sponsor) .........................................................           2,043           4,023                   -
                                                                                   -------------      ----------      --------------
                                                                                   $     896,032      $   87,150      $  109,277,014
                                                                                   =============      ==========      ==============

Units outstanding and net asset value per unit:

  Select Resource I and II, Charter and Reward Series:
    Units outstanding, December 31, 2000 .......................................         925,951          86,520          99,327,206
    Net asset value per unit, December 31, 2000 ................................   $    0.965483      $ 0.983516      $     1.100172
  Select Acclaim Series:
    Units outstanding, December 31, 2000 .......................................           2,000           2,000                   -
    Net asset value per unit, December 31, 2000 ................................   $    1.021443      $ 1.028027      $            -

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                    DECEMBER 31, 2000

                                                                                                        FIDELITY VIP  FIDELITY VIP
                                                                                             FIDELITY   HIGH INCOME  EQUITY-INCOME
                                                                             FIDELITY VIP       VIP       SERVICE       SERVICE
                                                                             EQUITY-INCOME    GROWTH       CLASS 2      CLASS 2
                                                                             ------------- ------------ ------------ -------------
ASSETS:
Investments in shares of Allmerica Investment Trust .......................  $           - $          - $          -  $         -
Investments in shares of AIM Variable Insurance Funds .....................              -            -            -            -
Investments in shares of Alliance Variable Products Series Fund, Inc. .....              -            -            -            -
Investments in shares of Deutsche Asset Management VIT Funds ..............
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ..    256,933,119  311,470,321       13,789       27,584
Investments in shares of Fidelity Variable Insurance Products Fund (VIP II)              -            -            -            -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP III)             -            -            -            -
Investments in shares of Franklin Templeton Variable Insurance Products
 Trust ....................................................................              -            -            -            -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF) ....              -            -            -            -
Investments in shares of Janus Aspen Series ...............................              -            -            -            -
Investments in shares of Kemper Variable Series ...........................              -            -            -            -
Investment in shares of T. Rowe Price International Series, Inc. ..........              -            -            -            -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...............................................              -            -            -            -
                                                                             ------------- ------------ ------------ -------------
    Total assets ..........................................................    256,933,119  311,470,321       13,789       27,584

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...............................................             49           12            -            -
                                                                             ------------- ------------ ------------ -------------
    Net assets ............................................................  $ 256,933,070 $311,470,309 $     13,789  $    27,584
                                                                             ============= ============ ============ =============

Net asset distribution by category:
  Select Resource I and II, Charter and Reward Series .....................  $ 256,933,070 $311,470,309 $          -  $         -
  Select Acclaim Series:                                                                 -            -       11,863       25,497
  Value of investment by Allmerica Financial Life Insurance and Annuity
     Company (Sponsor) ....................................................              -            -        1,926        2,087
                                                                             ------------- ------------ ------------ -------------
                                                                             $ 256,933,070 $311,470,309 $     13,789  $    27,584
                                                                             ============= ============ ============ =============
Units outstanding and net asset value per unit:

  Select Resource I and II, Charter and Reward Series:
    Units outstanding, December 31, 2000 ..................................    122,812,317  111,919,749            -            -
    Net asset value per unit, December 31, 2000 ...........................  $    2.092079 $   2.782979 $          -  $         -
  Select Acclaim Series:
    Units outstanding, December 31, 2000 ..................................              -            -       14,320       26,429
    Net asset value per unit, December 31, 2000 ...........................  $           - $          - $   0.962933  $  1.043695

                                                                              FIDELITY VIP                        FIDELITY VIP II
                                                                                 GROWTH        FIDELITY VIP II       CONTRAFUND
                                                                              SERVICE CLASS 2    CONTRAFUND       SERVICE CLASS 2
                                                                              ---------------  ---------------    ---------------
ASSETS:

Investments in shares of Allmerica Investment Trust .........................   $        -       $         -        $        -
Investments in shares of AIM Variable Insurance Funds .......................            -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. .......            -                 -                 -
Investments in shares of Deutsche Asset Management VIT Funds
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ....        9,757                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP II) .            -         4,355,025            18,993
Investments in shares of Fidelity Variable Insurance Products Fund (VIP III)             -                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust            -                 -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF) ......            -                 -                 -
Investments in shares of Janus Aspen Series .................................            -                 -                 -
Investments in shares of Kemper Variable Series .............................            -                 -                 -
Investment in shares of T. Rowe Price International Series, Inc. ............            -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .................................................            -                 -                 -
                                                                                ----------       -----------        ----------
    Total assets ............................................................        9,757         4,355,025            18,993
LIABILITIES:

Payable to Allmerica Financial Life Insurance and

  Annuity Company (Sponsor)                                                              -                 -                 -
                                                                                ----------       -----------        ----------
    Net assets ..............................................................   $    9,757       $ 4,355,025        $   18,993
                                                                                ==========       ===========        ==========
Net asset distribution by category:

  Select Resource I and II, Charter and Reward Series .......................   $        -       $ 4,355,025        $        -
  Select Acclaim Series:                                                             7,826                 -            16,963
  Value of investment by Allmerica Financial Life Insurance and Annuity
     Company (Sponsor) ......................................................        1,931                 -             2,030
                                                                                ----------       -----------        ----------
                                                                                $    9,757       $ 4,355,025        $   18,993
                                                                                ==========       ===========        ==========
Units outstanding and net asset value per unit:
  Select Resource I and II, Charter and Reward Series:
    Units outstanding, December 31, 2000 ....................................            -         4,509,348                 -
    Net asset value per unit, December 31, 2000 .............................   $        -       $  0.965777        $        -
  Select Acclaim Series:
    Units outstanding, December 31, 2000 ....................................       10,107                 -            18,716
    Net asset value per unit, December 31, 2000 .............................   $ 0.965359       $         -        $ 1.014810

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                    DECEMBER 31, 2000

                                                                                                   FIDELITY VIP III
                                                                   FIDELITY VIP III                    GROWTH       FIDELITY VIP III
                                                                       GROWTH      FIDELITY VIP III   & INCOME          MID CAP
                                                                      & INCOME         MID CAP     SERVICE CLASS 2  SERVICE CLASS 2
                                                                     ----------      -----------     -----------      ------------
ASSETS:

Investments in shares of Allmerica Investment Trust ..............   $        -      $         -     $         -      $          -
Investments in shares of AIM Variable Insurance Funds ............            -                -               -                 -
Investments in shares of Alliance Variable Products Series
 Fund, Inc. ......................................................            -                -               -                 -
Investments in shares of Deutsche Asset Management VIT Funds
Investments in shares of Fidelity Variable Insurance Products
 Fund (VIP) ......................................................            -                -               -                 -
Investments in shares of Fidelity Variable Insurance Products
 Fund (VIP II) ...................................................            -                -               -                 -
Investments in shares of Fidelity Variable Insurance Products
 Fund (VIP III) ..................................................    1,449,188        3,046,632          13,990            12,441
Investments in shares of Franklin Templeton Variable Insurance
 Products Trust ..................................................            -                -               -                 -
Investments in shares of INVESCO Variable Investment
 Funds, Inc. (VIF) ...............................................            -                -               -                 -
Investments in shares of Janus Aspen Series ......................            -                -               -                 -
Investments in shares of Kemper Variable Series ..................            -                -               -                 -
Investment in shares of T. Rowe Price International Series, Inc. .            -                -               -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ......................................            -                -               -                 -
                                                                     ----------      -----------     -----------      ------------
    Total assets .................................................    1,449,188        3,046,632          13,990            12,441

LIABILITIES:

Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor)                                                   -                -               -                 -
    Net assets ...................................................   $1,449,188      $ 3,046,632     $    13,990      $     12,441
                                                                     ==========      ===========     ===========      ============
Net asset distribution by category:

  Select Resource I and II, Charter and Reward Series ............   $1,449,188      $ 3,046,632     $         -      $          -
  Select Acclaim Series:                                                      -                -          12,000            10,298
  Value of investment by Allmerica Financial Life Insurance
    and Annuity ..................................................            -                -           1,990             2,143
                                                                     ----------      -----------     -----------      ------------
     Company (Sponsor) ...........................................   $1,449,188      $ 3,046,632     $    13,990      $     12,441
                                                                     ==========      ===========     ===========      ============
Units outstanding and net asset value per unit:
  Select Resource I and II, Charter and Reward Series:
    Units outstanding, December 31, 2000 .........................    1,485,445        2,913,887               -                 -
    Net asset value per unit, December 31, 2000 ..................   $ 0.975592      $  1.045556     $         -      $          -
  Select Acclaim Series:
    Units outstanding, December 31, 2000 .........................            -                -          14,058            11,611
    Net asset value per unit, December 31, 2000 ..................   $        -      $         -     $  0.995190      $   1.071486

                                                                                                       MUTUAL           TEMPLETON
                                                                                     FRANKLIN          SHARES        PACIFIC GROWTH
                                                                                     SMALL CAP       SECURITIES        SECURITIES
                                                                                      CLASS 2          CLASS 2           CLASS 2
                                                                                    ----------       -----------        ----------
ASSETS:

Investments in shares of Allmerica Investment Trust ............................    $        -       $         -        $        -
Investments in shares of AIM Variable Insurance Funds ..........................             -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........             -                 -                 -
Investments in shares of Deutsche Asset Management VIT Funds
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......             -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP II) ....             -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP III) ...             -                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..       911,514         1,223,821           110,210
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........             -                 -                 -
Investments in shares of Janus Aspen Series ....................................             -                 -                 -
Investments in shares of Kemper Variable Series ................................             -                 -                 -
Investment in shares of T. Rowe Price International Series, Inc. ...............             -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................             -                 -                 -
                                                                                    ----------       -----------        ----------
    Total  assets ..............................................................       911,514         1,223,821           110,210

LIABILITIES:

Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor)                                                                  -                 -                 -
                                                                                    ----------       -----------        ----------
    Net assets .................................................................    $  911,514       $ 1,223,821        $  110,210
                                                                                    ==========       ===========        ==========
Net asset distribution by category:

  Select Resource I and II, Charter and Reward Series ..........................    $  909,570       $ 1,221,706        $  106,426
  Select Acclaim Series:                                                                     -                 -                 -
  Value of investment by Allmerica Financial Life Insurance and Annuity
     Company (Sponsor) .........................................................         1,944             2,115             3,784
                                                                                    ----------       -----------        ----------
                                                                                    $  911,514       $ 1,223,821        $  110,210
                                                                                    ==========       ===========        ==========
Units outstanding and net asset value per unit:
  Select Resource I and II, Charter and Reward Series:
    Units outstanding, December 31, 2000 .......................................     1,055,080         1,150,746           118,258
    Net asset value per unit, December 31, 2000 ................................    $ 0.862086        $ 1.061665        $ 0.915437
  Select Acclaim Series:
    Units outstanding, December 31, 2000 .......................................         2,000             2,000             2,000
    Net asset value per unit, December 31, 2000 ................................    $ 0.972232        $ 1.057254        $ 0.976509

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                    DECEMBER 31, 2000

                                                                                                        JANUS ASPEN
                                                                                        INVESCO VIF      AGGRESSIVE    JANUS ASPEN
                                                                          INVESCO VIF      HEALTH         GROWTH         GROWTH
                                                                           DYNAMICS       SCIENCES    SERVICE SHARES SERVICE SHARES
                                                                          ----------     ----------      ----------      ----------
ASSETS:

Investments in shares of Allmerica Investment Trust ...................   $        -     $        -      $        -      $        -
Investments in shares of AIM Variable Insurance Funds .................            -              -               -               -
Investments in shares of Alliance Variable Products
 Series Fund, Inc. ....................................................            -              -               -               -
Investments in shares of Deutsche Asset Management
 VIT Funds
Investments in shares of Fidelity Variable Insurance
 Products Fund (VIP) ..................................................            -              -               -               -
Investments in shares of Fidelity Variable Insurance
 Products Fund (VIP II) ...............................................            -              -               -               -
Investments in shares of Fidelity Variable Insurance
 Products Fund (VIP III) ..............................................            -              -               -               -
Investments in shares of Franklin Templeton Variable
 Insurance Products Trust .............................................            -              -               -               -
Investments in shares of INVESCO Variable Investment
 Funds, Inc. (VIF) ....................................................    1,397,141      2,126,041               -               -
Investments in shares of Janus Aspen Series ...........................            -              -       1,276,884       2,847,589
Investments in shares of Kemper Variable Series .......................            -              -               -               -
Investment in shares of T. Rowe Price International
 Series, Inc. .........................................................            -              -               -               -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...........................................            -              -               -               -
                                                                          ----------     ----------      ----------      ----------
    Total assets ......................................................    1,397,141     2,126,041        1,276,884       2,847,589

LIABILITIES:

Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...........................................            -              -               -               -
                                                                          ----------     ----------      ----------      ----------
    Net assets ........................................................   $1,397,141     $2,126,041      $ 1,276,884     $2,847,589
                                                                          ==========     ==========      ==========      ==========
Net asset distribution by category:

  Select Resource I and II, Charter and Reward Series .................   $1,395,179     $2,123,876      $ 1,270,556     $2,828,664
  Select Acclaim Series:                                                           -              -           4,458          17,048
  Value of investment by Allmerica Financial Life Insurance and Annuity
     Company (Sponsor) ................................................        1,962          2,165           1,870           1,877
                                                                          ----------     ----------      ----------      ----------
                                                                          $1,397,141     $2,126,041      $1,276,884      $2,847,589
                                                                          ==========     ==========      ==========      ==========
Units outstanding and net asset value per unit:
  Select Resource I and II, Charter and Reward Series:
    Units outstanding, December 31, 2000 ..............................    1,664,043      2,059,302       1,707,193       3,332,317
    Net asset value per unit, December 31, 2000 .......................   $ 0.838427     $ 1.031357      $ 0.744237      $ 0.848858
  Select Acclaim Series:
    Units outstanding, December 31, 2000 ..............................        2,000          2,000           6,770          20,170
    Net asset value per unit, December 31, 2000 .......................   $ 0.981184     $ 1.082494      $ 0.934772      $ 0.938304

                                                                                   JANUS ASPEN       JANUS ASPEN
                                                                                     GROWTH         INTERNATIONAL        KEMPER
                                                                                    AND INCOME         GROWTH          TECHNOLOGY
                                                                                 SERVICE SHARES     SERVICE SHARES       GROWTH
                                                                                   -----------       -----------       -----------
ASSETS:

Investments in shares of Allmerica Investment Trust ............................   $         -       $         -       $         -
Investments in shares of AIM Variable Insurance Funds ..........................             -                 -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........             -                 -                 -
Investments in shares of Deutsche Asset Management VIT Funds
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......             -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP II) ....             -                 -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP III) ...             -                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..             -                 -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........             -                 -                 -
Investments in shares of Janus Aspen Series ....................................     2,202,452         2,856,999                 -
Investments in shares of Kemper Variable Series ................................             -                 -         3,281,082
Investment in shares of T. Rowe Price International Series, Inc. ...............             -                 -                 -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................             -                 -                 -
                                                                                   -----------       -----------       -----------
    Total  assets ..............................................................     2,202,452         2,856,999         3,281,082

LIABILITIES:

Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................             -                 -                 -
                                                                                   -----------       -----------       -----------
    Net assets .................................................................   $ 2,202,452       $ 2,856,999       $ 3,281,082
                                                                                   ===========       ===========       ===========
Net asset distribution by category:

  Select Resource I and II, Charter and Reward Series ..........................   $ 2,200,483       $ 2,855,072       $ 3,275,057
  Select Acclaim Series:                                                                     -                 -             4,286
  Value of investment by Allmerica Financial Life Insurance and Annuity
     Company (Sponsor) .........................................................         1,969             1,927             1,739
                                                                                   -----------       -----------       -----------
                                                                                   $ 2,202,452       $ 2,856,999       $ 3,281,082
                                                                                   ===========       ===========       ===========
Units outstanding and net asset value per unit:
  Select Resource I and II, Charter and Reward Series:
    Units outstanding, December 31, 2000 .......................................     2,408,551         3,262,980         4,506,696
    Net asset value per unit, December 31, 2000 ................................   $  0.913613       $  0.874989       $  0.726709
  Select Acclaim Series:
    Units outstanding, December 31, 2000 .......................................         2,000             2,000             6,932
    Net asset value per unit, December 31, 2000 ................................   $  0.984288       $  0.963604       $  0.869307

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

The accompanying notes are an integral part of these financial statements.

                              ALLMERICA SELECT SEPARATE ACCOUNT

                                    DECEMBER 31, 2000

                                                                                      KVS
                                                                                     DREMAN         T. ROWE PRICE
                                                                                    FINANCIAL       INTERNATIONAL
                                                                                     SERVICES           STOCK
                                                                                   -----------       -----------
ASSETS:

Investments in shares of Allmerica Investment Trust ............................   $         -       $         -
Investments in shares of AIM Variable Insurance Funds ..........................             -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........             -                 -
Investments in shares of Deutsche Asset Management VIT Funds ...................                               -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......             -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP II) ....             -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP III) ...             -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..             -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........             -                 -
Investments in shares of Janus Aspen Series ....................................             -                 -
Investments in shares of Kemper Variable Series ................................       754,138                 -
Investment in shares of T. Rowe Price International Series, Inc. ...............             -        92,373,363
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................             -                 -
                                                                                   -----------       -----------
    Total  assets ..............................................................       754,138        92,373,363

LIABILITIES:

Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................             -                 -
                                                                                   -----------       -----------
    Net assets .................................................................   $   754,138       $92,373,363
                                                                                   ===========       ===========
Net asset distribution by category:

  Select Resource I and II, Charter and Reward Series ..........................   $   751,887       $92,362,864
  Select Acclaim Series:                                                                     -             8,474
  Value of investment by Allmerica Financial Life Insurance and Annuity
     Company (Sponsor) .........................................................         2,251             2,025
                                                                                   -----------       -----------
                                                                                   $   754,138       $92,373,363
                                                                                   ===========       ===========
Units outstanding and net asset value per unit:
  Select Resource I and II, Charter and Reward Series:
    Units outstanding, December 31, 2000 .......................................       679,006        62,054,719
    Net asset value per unit, December 31, 2000 ................................   $  1.107336       $  1.488410
  Select Acclaim Series:
    Units outstanding, December 31, 2000 .......................................         2,000            10,375
    Net asset value per unit, December 31, 2000 ................................   $  1.125438       $  1.012313

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                 STATEMENTS OF OPERATIONS

                           FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                     SELECT                                             SELECT
                                                                   AGGRESSIVE           SELECT       SELECT GROWTH    INVESTMENT
                                                                     GROWTH             GROWTH         AND INCOME    GRADE INCOME(a)
                                                                   -------------    -------------    -------------   ---------------
INVESTMENT INCOME:
  Dividends ....................................................   $         -      $         -      $   2,799,643    $  10,411,950
                                                                   -------------    -------------    -------------    -------------

EXPENSES:
  Mortality and expense risk fees ..............................       3,968,645        5,764,493        4,834,381        1,942,708
  Administrative expense fees ..................................         490,507          712,465          597,507          240,110
                                                                   -------------    -------------    -------------    -------------
    Total expenses .............................................       4,459,152        6,476,958        5,431,888        2,182,818
                                                                   -------------    -------------    -------------    -------------
    Net investment income (loss) ...............................      (4,459,152)      (6,476,958)      (2,632,245)       8,229,132
                                                                   -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........      59,212,871       54,837,940       65,472,273              -
  Net realized gain (loss) from sales of investments ...........      18,911,281       20,713,009        1,436,113         (688,267)
                                                                   -------------    -------------    -------------    -------------
    Net realized gain (loss) ...................................      78,124,152       75,550,949       66,908,386         (688,267)
  Net unrealized gain (loss) ...................................    (160,129,082)    (161,000,263)    (112,914,716)       5,900,383
                                                                   -------------    -------------    -------------    -------------
    Net realized and unrealized  gain (loss) ...................     (82,004,930)     (85,449,314)     (46,006,330)       5,212,116
                                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from operations ......   $ (86,464,082)   $ (91,926,272)   $ (48,638,575)   $  13,441,248
                                                                   =============    =============    =============    =============

                                                                                                        SELECT            SELECT
                                                                                MONEY               INTERNATIONAL        CAPITAL
                                                                               MARKET                   EQUITY         APPRECIATION
                                                                              ------------        ---------------      -------------
INVESTMENT INCOME:
  Dividends ..........................................................        $  9,767,348        $  1,118,717         $        -
                                                                              ------------        ------------         ------------

EXPENSES:
  Mortality and expense risk fees ....................................           1,973,158           2,984,026            2,119,133
  Administrative expense fees ........................................             243,873             368,812              261,916
                                                                              ------------        ------------         ------------
    Total expenses ...................................................           2,217,031           3,352,838            2,381,049
                                                                              ------------        ------------         ------------
    Net investment income (loss) .....................................           7,550,317          (2,234,121)          (2,381,049)
                                                                              ------------        ------------         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ................                 -             7,640,249            5,411,031
  Net realized gain (loss) from sales of investments .................                 -            25,406,876           10,059,786
                                                                              ------------        ------------         ------------
    Net realized gain (loss) .........................................                 -            33,047,125           15,470,817
  Net unrealized gain (loss) .........................................                 -           (51,404,667)          (5,464,280)
                                                                              ------------        ------------         ------------
    Net realized and unrealized  gain (loss) .........................                 -           (18,357,542)          10,006,537
                                                                              ------------        ------------         ------------
    Net increase (decrease) in net assets from operations ............        $  7,550,317        $(20,591,663)        $  7,625,488
                                                                              ============        ============         ============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.
* For the period 10/6/00 (date of initial investment) to 12/31/00.
** For the period 11/20/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                            FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                      SELECT          SELECT            SELECT           SELECT
                                                                     EMERGING          VALUE           STRATEGIC        STRATEGIC
                                                                      MARKETS        OPPORTUNITY        GROWTH           INCOME*
                                                                   -------------    -------------    -------------    -------------
INVESTMENT INCOME:
  Dividends ....................................................   $      36,463    $     209,549    $       1,312    $      11,111
                                                                   -------------    -------------    -------------    -------------

EXPENSES:
  Mortality and expense risk fees ..............................         307,961          789,756          322,396              808
  Administrative expense fees ..................................          38,063           97,610           39,847              100
                                                                   -------------    -------------    -------------    -------------
    Total expenses .............................................         346,024          887,366          362,243              908
                                                                   -------------    -------------    -------------    -------------
    Net investment income (loss) ...............................        (309,561)        (677,817)        (360,931)          10,203
                                                                   -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........         565,832          547,631          935,885              -
  Net realized gain (loss) from sales of investments ...........      (2,057,573)       2,058,940          (95,850)             383
                                                                   -------------    -------------    -------------    -------------
    Net realized gain (loss) ...................................      (1,491,741)       2,606,571          840,035              383
  Net unrealized gain (loss) ...................................      (9,800,228)      15,629,593      (13,611,759)           2,914
                                                                   -------------    -------------    -------------    -------------
    Net realized and unrealized  gain (loss) ...................     (11,291,969)      18,236,164      (12,771,724)           3,297
                                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from operations ......   $ (11,601,530)   $  17,558,347    $ (13,132,655)   $      13,500
                                                                   =============    =============    =============    =============

                                                                                                     AIM                   AIM
                                                                                 EQUITY         V.I. AGGRESSIVE          V.I. BLUE
                                                                                 INDEX*             GROWTH*                CHIP*
                                                                              ------------        ------------         ------------
INVESTMENT INCOME:
  Dividends ..........................................................        $      2,283        $        -           $        332
                                                                              ------------        ------------         ------------

EXPENSES:
  Mortality and expense risk fees ....................................               1,366               2,824                3,022
  Administrative expense fees ........................................                 169                 349                  373
                                                                              ------------        ------------         ------------
    Total expenses ...................................................               1,535               3,173                3,395
                                                                              ------------        ------------         ------------
    Net investment income (loss) .....................................                 748              (3,173)              (3,063)
                                                                              ------------        ------------         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ................                 -                   -                    -
  Net realized gain (loss) from sales of investments .................                  (3)            (13,295)                (764)
                                                                              ------------        ------------         ------------
    Net realized gain (loss) .........................................                  (3)            (13,295)                (764)
  Net unrealized gain (loss) .........................................             (27,474)            (69,294)             (87,016)
                                                                              ------------        ------------         ------------
    Net realized and unrealized  gain (loss) .........................             (27,477)            (82,589)             (87,780)
                                                                              ------------        ------------         ------------
    Net increase (decrease) in net assets from operations ............        $    (26,729)       $    (85,762)        $    (90,843)
                                                                              ============        ============         ============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.
* For the period 10/6/00 (date of initial investment) to 12/31/00.
** For the period 11/20/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                            FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                        ALLIANCE         ALLIANCE
                                                                                      ALLIANCE          PREMIER           GROWTH
                                                                       AIM            PREMIER           GROWTH          AND INCOME
                                                                    V.I. VALUE*        GROWTH          CLASS B**          CLASS B*
                                                                   -------------    -------------    -------------    -------------
INVESTMENT INCOME:
  Dividends ....................................................   $       2,002    $         -      $         -      $         -
                                                                   -------------    -------------    -------------    -------------

EXPENSES:
  Mortality and expense risk fees ..............................           2,544          435,181                9            3,851
  Administrative expense fees ..................................             315           53,786                1              475
                                                                   -------------    -------------    -------------    -------------
    Total expenses .............................................           2,859          488,967               10            4,326
                                                                   -------------    -------------    -------------    -------------
    Net investment income (loss) ...............................            (857)        (488,967)             (10)          (4,326)
                                                                   -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........          69,739        1,687,587              -                -
  Net realized gain (loss) from sales of investments ...........         (95,154)        (716,051)             -                 (7)
                                                                   -------------    -------------    -------------    -------------
    Net realized gain (loss) ...................................         (25,415)         971,536              -                 (7)
  Net unrealized gain (loss) ...................................          (7,046)     (10,234,075)            (678)         117,774
                                                                   -------------    -------------    -------------    -------------
    Net realized and unrealized  gain (loss) ...................         (32,461)      (9,262,539)            (678)         117,767
                                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from operations ......   $     (33,318)   $  (9,751,506)   $        (688)   $     113,441
                                                                   =============    =============    =============    =============

                                                                                DEUTSCHE           DEUTSCHE
                                                                                VIT EAFE           VIT SMALL           FIDELITY VIP
                                                                              EQUITY INDEX*        CAP INDEX*          HIGH INCOME
                                                                              ------------        ------------         ------------
INVESTMENT INCOME:
  Dividends ..........................................................        $       -          $        -           $  8,395,816
                                                                              ------------        ------------         ------------

EXPENSES:
  Mortality and expense risk fees ....................................               1,187                 487            1,523,923
  Administrative expense fees ........................................                 147                  60              188,350
                                                                              ------------        ------------         ------------
    Total expenses ...................................................               1,334                 547            1,712,273
                                                                              ------------        ------------         ------------
    Net investment income (loss) .....................................              (1,334)               (547)           6,683,543
                                                                              ------------        ------------         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ................               1,234                 381                 --
  Net realized gain (loss) from sales of investments .................             (10,154)            (11,570)          (3,654,859)
                                                                              ------------        ------------         ------------
    Net realized gain (loss) .........................................              (8,920)            (11,189)          (3,654,859)
  Net unrealized gain (loss) .........................................              23,119              (1,432)         (34,768,594)
                                                                              ------------        ------------         ------------
    Net realized and unrealized  gain (loss) .........................              14,199             (12,621)         (38,423,453)
                                                                              ------------        ------------         ------------
    Net increase (decrease) in net assets from operations ............        $     12,865        $    (13,168)        $(31,739,910)
                                                                              ============        ============         ============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.
* For the period 10/6/00 (date of initial investment) to 12/31/00.
** For the period 11/20/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                            FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                   FIDELITY VIP      FIDELITY VIP
                                                                   FIDELITY VIP     FIDELITY VIP    HIGH INCOME      EQUITY-INCOME
                                                                   EQUITY-INCOME       GROWTH    SERVICE CLASS 2** SERVICE CLASS 2**
                                                                   -------------    -------------   -------------    -------------
INVESTMENT INCOME:
  Dividends ....................................................   $   3,764,490    $     322,974   $         -      $         -
                                                                   -------------    -------------   -------------    -------------

EXPENSES:
  Mortality and expense risk fees ..............................       2,903,304        4,129,335              10                8
  Administrative expense fees ..................................         358,835          510,368               1                1
                                                                   -------------    -------------   -------------    -------------
    Total expenses .............................................       3,262,139        4,639,703              11                9
                                                                   -------------    -------------   -------------    -------------
    Net investment income (loss) ...............................         502,351       (4,316,729)            (11)              (9)
                                                                   -------------    -------------   -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........      14,182,496       32,135,869             -                -
  Net realized gain (loss) from sales of investments ...........         996,007        2,826,507             -                -
                                                                   -------------    -------------   -------------    -------------
    Net realized gain (loss) ...................................      15,178,503       34,962,376             -                -
  Net unrealized gain (loss) ...................................       1,171,838      (75,694,842)            200              173
                                                                   -------------    -------------   -------------    -------------
    Net realized and unrealized  gain (loss) ...................      16,350,341      (40,732,466)            200              173
                                                                   -------------    -------------   -------------    -------------
    Net increase (decrease) in net assets from operations ......   $  16,852,692    $ (45,049,195)  $         189    $         164
                                                                   =============    =============   =============    =============

                                                                             FIDELITY VIP                          FIDELITY VIP II
                                                                                GROWTH           FIDELITY VIP II     CONTRAFUND
                                                                            SERVICE CLASS 2**      CONTRAFUND*    SERVICE CLASS 2**
                                                                              ------------        ------------      ------------
INVESTMENT INCOME:
  Dividends ..........................................................        $        -          $        -        $        -
                                                                              ------------        ------------      ------------

EXPENSES:
  Mortality and expense risk fees ....................................                   8               3,598                 6
  Administrative expense fees ........................................                   1                 445                 1
                                                                              ------------        ------------      ------------
    Total expenses ...................................................                   9               4,043                 7
                                                                              ------------        ------------      ------------
    Net investment income (loss) .....................................                  (9)             (4,043)               (7)
                                                                              ------------        ------------      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ................                 -                   -                 -
  Net realized gain (loss) from sales of investments .................                 -               (18,779)              -
                                                                              ------------        ------------      ------------
    Net realized gain (loss) .........................................                 -               (18,779)              -
  Net unrealized gain (loss) .........................................                (454)            108,056                (1)
                                                                              ------------        ------------      ------------
    Net realized and unrealized  gain (loss) .........................                (454)             89,277                (1)
                                                                              ------------        ------------      ------------
    Net increase (decrease) in net assets from operations ............        $       (463)       $     85,234      $         (8)
                                                                              ============        ============      ============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.
* For the period 10/6/00 (date of initial investment) to 12/31/00.
** For the period 11/20/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                            FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                 FIDELITY VIP III
                                                                FIDELITY VIP III                      GROWTH       FIDELITY VIP III
                                                                   GROWTH        FIDELITY VIP III    & INCOME          MID CAP
                                                                  & INCOME*          MID CAP*    SERVICE CLASS 2** SERVICE CLASS 2**
                                                                 -------------    -------------    -------------    -------------
INVESTMENT INCOME:
  Dividends ..................................................   $         -      $      11,955    $         -      $          37
                                                                 -------------    -------------    -------------    -------------

EXPENSES:
  Mortality and expense risk fees ............................           1,208            3,619                3                9
  Administrative expense fees ................................             149              447              -                  1
                                                                 -------------    -------------    -------------    -------------
    Total expenses ...........................................           1,357            4,066                3               10
                                                                 -------------    -------------    -------------    -------------
    Net investment income (loss) .............................          (1,357)           7,889               (3)              27
                                                                 -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ........             -                -                -                -
  Net realized gain (loss) from sales of investments .........          35,760           82,327              -                -
                                                                 -------------    -------------    -------------    -------------
    Net realized gain (loss) .................................          35,760           82,327              -                -
  Net unrealized gain (loss) .................................          (7,890)          73,520               (7)             414
                                                                 -------------    -------------    -------------    -------------
    Net realized and unrealized  gain (loss) .................          27,870          155,847               (7)             414
                                                                 -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from operations ....   $      26,513    $     163,736    $         (10)   $         441
                                                                 =============    =============    =============    =============

                                                                                                    MUTUAL              TEMPLETON
                                                                               FRANKLIN             SHARES            PACIFIC GROWTH
                                                                               SMALL CAP           SECURITIES           SECURITIES
                                                                                CLASS 2*            CLASS 2*             CLASS 2*
                                                                              ------------        ------------         ------------
INVESTMENT INCOME:
  Dividends ..........................................................        $        -          $        -           $        -
                                                                              ------------        ------------         ------------

EXPENSES:
  Mortality and expense risk fees ....................................               1,473               2,181                  844
  Administrative expense fees ........................................                 182                 269                  104
                                                                              ------------        ------------         ------------
    Total expenses ...................................................               1,655               2,450                  948
                                                                              ------------        ------------         ------------
    Net investment income (loss) .....................................              (1,655)             (2,450)                (948)
                                                                              ------------        ------------         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ................                 -                   -                    -
  Net realized gain (loss) from sales of investments .................             (67,852)            (38,565)              57,715
                                                                              ------------        ------------         ------------
    Net realized gain (loss) .........................................             (67,852)            (38,565)              57,715
  Net unrealized gain (loss) .........................................             (20,621)             46,096                  394
                                                                              ------------        ------------         ------------
    Net realized and unrealized  gain (loss) .........................             (88,473)              7,531               58,109
                                                                              ------------        ------------         ------------
    Net increase (decrease) in net assets from operations ............        $    (90,128)       $      5,081         $     57,161
                                                                              ============        ============         ============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.
* For the period 10/6/00 (date of initial investment) to 12/31/00.
** For the period 11/20/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                            FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                     JANUS ASPEN
                                                                                     INVESCO VIF      AGGRESSIVE      JANUS ASPEN
                                                                    INVESCO VIF        HEALTH          GROWTH            GROWTH
                                                                     DYNAMICS*        SCIENCES*     SERVICE SHARES*  SERVICE SHARES*
                                                                   -------------    -------------    -------------    -------------
INVESTMENT INCOME:
  Dividends ....................................................   $         -      $         176    $         -      $         -
                                                                   -------------    -------------    -------------    -------------

EXPENSES:
  Mortality and expense risk fees ..............................           2,504            2,059            1,515            3,167
  Administrative expense fees ..................................             310              255              188              391
                                                                   -------------    -------------    -------------    -------------
    Total expenses .............................................           2,814            2,314            1,703            3,558
                                                                   -------------    -------------    -------------    -------------
    Net investment income (loss) ...............................          (2,814)          (2,138)          (1,703)          (3,558)
                                                                   -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..........             845            1,012              -                -
  Net realized gain (loss) from sales of investments ...........        (159,963)          13,229           (9,180)         (65,970)
                                                                   -------------    -------------    -------------    -------------
    Net realized gain (loss) ...................................        (159,118)          14,241           (9,180)         (65,970)
  Net unrealized gain (loss) ...................................         (39,437)          41,102         (136,869)        (135,281)
                                                                   -------------    -------------    -------------    -------------
    Net realized and unrealized  gain (loss) ...................        (198,555)          55,343         (146,049)        (201,251)
                                                                   -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from operations ......   $    (201,369)   $      53,205    $    (147,752)   $    (204,809)
                                                                   =============    =============    =============    =============

                                                                             JANUS ASPEN          JANUS ASPEN
                                                                                GROWTH           INTERNATIONAL           KEMPER
                                                                               AND INCOME           GROWTH              TECHNOLOGY
                                                                             SERVICE SHARES*     SERVICE SHARES*         GROWTH*
                                                                              ------------        ------------         ------------
INVESTMENT INCOME:
  Dividends ..........................................................        $      3,497        $      5,337         $        -
                                                                              ------------        ------------         ------------

EXPENSES:
  Mortality and expense risk fees ....................................               2,646               3,799                3,529
  Administrative expense fees ........................................                 327                 470                  436
                                                                              ------------        ------------         ------------
    Total expenses ...................................................               2,973               4,269                3,965
                                                                              ------------        ------------         ------------
    Net investment income (loss) .....................................                 524               1,068               (3,965)
                                                                              ------------        ------------         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ................                 -                   -                    -
  Net realized gain (loss) from sales of investments .................              (6,441)            (53,524)            (200,688)
                                                                              ------------        ------------         ------------
    Net realized gain (loss) .........................................              (6,441)            (53,524)            (200,688)
  Net unrealized gain (loss) .........................................             (63,194)            (70,837)            (205,115)
                                                                              ------------        ------------         ------------
    Net realized and unrealized  gain (loss) .........................             (69,635)           (124,361)            (405,803)
                                                                              ------------        ------------         ------------
    Net increase (decrease) in net assets from operations ............        $    (69,111)       $   (123,293)        $   (409,768)
                                                                              ============        ============         ============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.
* For the period 10/6/00 (date of initial investment) to 12/31/00.
** For the period 11/20/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                            FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                 KVS
                                                                                                DREMAN                 T. ROWE PRICE
                                                                                               FINANCIAL               INTERNATIONAL
                                                                                               SERVICES*                   STOCK
                                                                                              ------------             ------------
INVESTMENT INCOME:
  Dividends ......................................................................            $       -                $    594,700
                                                                                              ------------             ------------

EXPENSES:
  Mortality and expense risk fees ................................................                     709                1,253,313
  Administrative expense fees ....................................................                      88                  154,904
                                                                                              ------------             ------------
    Total expenses ...............................................................                     797                1,408,217
                                                                                              ------------             ------------
    Net investment income (loss) .................................................                    (797)                (813,517)
                                                                                              ------------             ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ............................                     -                  2,854,559
  Net realized gain (loss) from sales of investments .............................                  43,379                4,100,670
                                                                                              ------------             ------------
    Net realized gain (loss) .....................................................                  43,379                6,955,229
  Net unrealized gain (loss) .....................................................                  18,236              (23,157,547)
                                                                                              ------------             ------------
    Net realized and unrealized  gain (loss) .....................................                  61,615              (16,202,318)
                                                                                              ------------             ------------
    Net increase (decrease) in net assets from operations ........................            $     60,818             $(17,015,835)
                                                                                              ============             ============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.
* For the period 10/6/00 (date of initial investment) to 12/31/00.
** For the period 11/20/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                            STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SELECT
                                                                       AGGRESSIVE GROWTH                   SELECT GROWTH
                                                                    YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                                     2000            1999              2000              1999
                                                               -------------    -------------      -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .............................   $  (4,459,152)   $  (3,391,385)     $  (6,476,958)   $  (5,238,670)
  Net realized gain (loss) .................................      78,124,152       39,540,971         75,550,949       27,835,557
  Net unrealized gain (loss) ...............................    (160,129,082)      45,108,171       (161,000,263)      80,513,411
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease)  in net assets from operations ...     (86,464,082)      81,257,757        (91,926,272)     103,110,298
                                                               -------------    -------------      -------------    -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ....................................      50,710,109       24,255,918         33,315,912       56,468,347
  Withdrawals ..............................................     (28,563,756)     (21,732,026)       (38,521,559)     (28,886,868)
  Contract benefits ........................................      (2,517,960)      (3,115,459)        (5,573,255)      (6,001,518)
  Contract charges .........................................        (138,507)         (92,474)          (135,640)        (116,966)
  Transfers between sub-accounts (including fixed account),
   net .....................................................       8,227,636       (9,064,037)         5,956,343       (2,504,767)
  Other transfers from (to) the General Account ............       8,284,461        7,017,452          9,655,319       20,488,160
  Net increase (decrease) in investment by Sponsor .........           2,000                -              2,000                -
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease) in net assets from contract
   transactions ............................................      36,003,983       (2,730,626)         4,699,120       39,446,388
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease) in net assets ....................     (50,460,099)      78,527,131        (87,227,152)     142,556,686

NET ASSETS:
  Beginning of year ........................................     307,175,468      228,648,337        479,209,086      336,652,400
                                                               -------------    -------------      -------------    -------------
  End of year ..............................................   $ 256,715,369    $ 307,175,468      $ 391,981,934    $ 479,209,086
                                                               =============    =============      =============    =============

                                                                                                               SELECT
                                                                    SELECT GROWTH AND INCOME         INVESTMENT GRADE INCOME(a)
                                                                     YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                  2000              1999               2000              1999
                                                               -------------    -------------      -------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .............................   $  (2,632,245)   $    (941,862)     $   8,229,132    $   7,212,325
  Net realized gain (loss) .................................      66,908,386       29,012,452           (688,267)         741,998
  Net unrealized gain (loss) ...............................    (112,914,716)      23,575,138          5,900,383      (11,289,090)
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease)  in net assets from operations ...     (48,638,575)      51,645,728         13,441,248       (3,334,767)
                                                               -------------    -------------      -------------    -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ....................................      58,756,567       48,537,477         31,550,312       24,820,260
  Withdrawals ..............................................     (33,381,767)     (24,493,254)       (15,536,337)     (13,453,696)
  Contract benefits ........................................      (5,258,530)      (6,377,979)        (2,778,035)      (2,636,252)
  Contract charges .........................................        (144,082)         (99,080)           (64,780)         (43,282)
  Transfers between sub-accounts (including fixed account),
   net .....................................................         180,984       (8,982,046)        (9,967,216)     (11,621,085)
  Other transfers from (to) the General Account ............      14,774,477       20,470,398          2,038,406       14,208,620
  Net increase (decrease) in investment by Sponsor .........           2,000                -              2,000                -
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease) in net assets from contract
   transactions ............................................      34,929,649       29,055,516          5,244,350       11,274,565
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease) in net assets ....................     (13,708,926)      80,701,244         18,685,598        7,939,798

NET ASSETS:
  Beginning of year ........................................     376,627,550      295,926,306        147,974,271      140,034,473
                                                               -------------    -------------      -------------    -------------
  End of year ..............................................   $ 362,918,624    $ 376,627,550      $ 166,659,869    $ 147,974,271
                                                               =============    =============      =============    =============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                              SELECT
                                                                         MONEY MARKET                    INTERNATIONAL EQUITY
                                                                   YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                                   2000              1999               2000              1999
                                                            ----------------    ------------       -------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .............................   $   7,550,317    $   4,896,887      $  (2,234,121)   $  (2,599,338)
  Net realized gain (loss) .................................               -               -           33,047,125       35,216,024
  Net unrealized gain (loss) ...............................               -               -          (51,404,667)      20,440,939
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease)  in net assets from operations ...       7,550,317        4,896,887        (20,591,663)      53,057,625
                                                               -------------    -------------      -------------    -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ....................................      95,578,569       58,002,004         40,082,007       22,969,590
  Withdrawals ..............................................     (40,554,043)     (34,935,305)       (18,860,651)     (12,716,071)
  Contract benefits ........................................      (5,084,019)      (8,743,929)        (2,544,795)      (2,279,246)
  Contract charges .........................................         (60,264)         (32,442)           (92,961)         (60,729)
  Transfers between sub-accounts (including fixed account),
   net .....................................................     (14,206,017)      23,841,962         (2,704,798)      (7,267,716)
  Other transfers from (to) the General Account ............     (25,130,403)       4,765,007          6,809,432        9,337,645
  Net increase (decrease) in investment by Sponsor .........           2,000               -               2,000                -
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease) in net assets from contract
   transactions ............................................      10,545,823       42,897,297         22,690,234        9,983,473
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease) in net assets ....................      18,096,140       47,794,184          2,098,571       63,041,098

NET ASSETS:
  Beginning of year ........................................     161,609,273      113,815,089        228,744,694      165,703,596
                                                               -------------    -------------      -------------    -------------
  End of year ..............................................   $ 179,705,413    $ 161,609,273      $ 230,843,265    $ 228,744,694
                                                               =============    =============      =============    =============

                                                                         SELECT                               SELECT
                                                                   CAPITAL APPRECIATION                  EMERGING MARKETS
                                                                  YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                                   2000             1999               2000            1999
                                                            ----------------    -------------      -------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .............................   $  (2,381,049)   $  (1,620,324)     $    (309,561)   $     (64,162)
  Net realized gain (loss) .................................      15,470,817        4,054,656         (1,491,741)          62,828
  Net unrealized gain (loss) ...............................      (5,464,280)      24,372,518         (9,800,228)       4,991,227
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease)  in net assets from operations ...       7,625,488       26,806,850        (11,601,530)       4,989,893
                                                               -------------    -------------      -------------    -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ....................................      37,566,689       20,479,493         12,163,638        4,785,976
  Withdrawals ..............................................     (13,075,787)      (7,003,864)        (2,131,916)        (368,856)
  Contract benefits ........................................      (2,240,307)      (1,657,807)          (223,807)         (82,822)
  Contract charges .........................................         (73,143)         (37,408)           (16,087)          (2,679)
  Transfers between sub-accounts (including fixed account),
   net .....................................................         255,714       (2,237,250)         2,818,599        3,126,568
  Other transfers from (to) the General Account ............       6,790,723        6,878,405          2,010,397        1,899,441
  Net increase (decrease) in investment by Sponsor .........           2,000                -              2,000                -
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease) in net assets from contract
   transactions ............................................      29,225,889       16,421,569         14,622,824        9,357,628
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease) in net assets ....................      36,851,377       43,228,419          3,021,294       14,347,521

NET ASSETS:
  Beginning of year ........................................     146,099,084      102,870,665         18,390,101        4,042,580
                                                               -------------    -------------      -------------    -------------
  End of year ..............................................   $ 182,950,461    $ 146,099,084      $  21,411,395    $  18,390,101
                                                               =============    =============      =============    =============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                                                          SELECT                               SELECT
                                                                    VALUE OPPORTUNITY                     STRATEGIC GROWTH
                                                                 YEAR ENDED DECEMBER 31,              YEAR ENDED DECEMBER 31,
                                                                 2000              1999                2000             1999
                                                              --------------    -------------      -------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .............................   $    (677,817)   $    (414,498)     $    (360,931)   $    (126,670)
  Net realized gain (loss) .................................       2,606,571          189,785            840,035           39,567
  Net unrealized gain (loss) ...............................      15,629,593         (996,153)       (13,611,759)       2,085,609
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease)  in net assets from operations ...      17,558,347       (1,220,866)       (13,132,655)       1,998,506
                                                               -------------    -------------      -------------    -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ....................................      25,251,760       16,094,140         12,517,412        7,433,586
  Withdrawals ..............................................      (3,401,881)      (1,105,798)        (1,631,730)        (679,903)
  Contract benefits ........................................        (580,201)        (412,758)          (359,023)         (83,051)
  Contract charges .........................................         (34,171)          (6,920)           (17,432)          (3,223)
  Transfers between sub-accounts (including fixed account),
   net .....................................................       7,624,022        2,467,165          4,866,929          (49,588)
  Other transfers from (to) the General Account ............       6,997,486        6,882,082          2,962,728        2,524,904
  Net increase (decrease) in investment by Sponsor .........           2,000                -              2,000                -
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease) in net assets from contract
   transactions ............................................      35,859,015       23,917,911         18,340,884        9,142,725
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease) in net assets ....................      53,417,362       22,697,045          5,208,229       11,141,231

NET ASSETS:
  Beginning of year ........................................      40,731,553       18,034,508         19,533,276        8,392,045
                                                               -------------    -------------      -------------    -------------
  End of year ..............................................   $  94,148,915    $  40,731,553      $  24,741,505    $  19,533,276
                                                               =============    =============      =============    =============

                                                                SELECT                                     AIM V.I.
                                                            STRATEGIC INCOME       EQUITY INDEX         AGGRESSIVE GROWTH
                                                              PERIOD FROM           PERIOD FROM            PERIOD FROM
                                                          10/6/00* TO 12/31/00  10/6/00* TO 12/31/00   10/6/00* TO 12/31/00
                                                          --------------------  --------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .............................   $      10,203        $         748        $      (3,173)
  Net realized gain (loss) .................................             383                   (3)             (13,295)
  Net unrealized gain (loss) ...............................           2,914              (27,474)             (69,294)
                                                               -------------        -------------        -------------
  Net increase (decrease)  in net assets from operations ...          13,500              (26,729)             (85,762)
                                                               -------------        -------------        -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ....................................         584,870              860,467            1,672,882
  Withdrawals ..............................................          (4,235)              (5,254)              (7,560)
  Contract benefits ........................................               -                    -                    -
  Contract charges .........................................            (106)                (168)                (481)
  Transfers between sub-accounts (including fixed account),
   net .....................................................               -                    -                    -
  Other transfers from (to) the General Account ............         152,038              266,862            1,096,388
  Net increase (decrease) in investment by Sponsor .........           1,933                2,069                2,155
                                                               -------------        -------------        -------------
  Net increase (decrease) in net assets from contract
   transactions ............................................         734,500            1,123,976            2,763,384
                                                               -------------        -------------        -------------
  Net increase (decrease) in net assets ....................         748,000            1,097,247            2,677,622

NET ASSETS:
  Beginning of year ........................................               -                    -                    -
                                                               -------------        -------------        -------------
  End of year ..............................................   $     748,000        $   1,097,247        $   2,677,622
                                                               =============        =============        =============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                                                     AIM
                                                               V.I. BLUE CHIP         AIM V.I. VALUE
                                                                 PERIOD FROM           PERIOD FROM
                                                            10/6/00* TO 12/31/00   10/6/00* TO 12/31/00
                                                            --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) ............................    $      (3,063)          $        (857)
  Net realized gain (loss) ................................             (764)                (25,415)
  Net unrealized gain (loss) ..............................          (87,016)                 (7,046)
                                                               -------------           -------------
  Net increase (decrease)  in net assets from operations ..          (90,843)                (33,318)
                                                               -------------           -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................        1,758,859               2,087,831
  Withdrawals .............................................           (3,953)                 (9,942)
  Contract benefits .......................................                -                       -
  Contract charges ........................................             (374)                   (205)
  Transfers between sub-accounts (including fixed account),
   net ....................................................                -                       -
  Other transfers from (to) the General Account ...........          750,751                 213,414
  Net increase (decrease) in investment by Sponsor ........            2,099                   2,099
                                                               -------------           -------------
  Net increase (decrease) in net assets from contract
   transactions ...........................................        2,507,382               2,293,197
                                                               -------------           -------------
  Net increase (decrease) in net assets ...................        2,416,539               2,259,879

NET ASSETS:
  Beginning of year .......................................                -                       -
                                                               -------------           -------------
  End of year .............................................    $   2,416,539           $   2,259,879
                                                               =============           =============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                              ALLIANCE
                                                                           ALLIANCE                            PREMIER
                                                                        PREMIER GROWTH                      GROWTH CLASS B
                                                                 YEAR ENDED         PERIOD FROM               PERIOD FROM
                                                                 12/31/00       10/6/99* TO 12/31/99      11/20/00* TO 12/31/00
                                                               --------------   --------------------      ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) ............................    $    (488,967)     $      (5,356)          $         (10)
  Net realized gain (loss) ................................          971,536                367                       -
  Net unrealized gain (loss) ..............................      (10,234,075)           373,402                    (678)
                                                               -------------      -------------           -------------
  Net increase (decrease)  in net assets from operations ..       (9,751,506)           368,413                    (688)
                                                               -------------      -------------           -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................       49,789,132          6,222,365                  17,660
  Withdrawals .............................................       (1,788,137)          (196,510)                      -
  Contract benefits .......................................         (355,977)                 -                       -
  Contract charges ........................................          (88,206)              (670)                      -
  Transfers between sub-accounts (including fixed account),
   net ....................................................                -                  -                       -
  Other transfers from (to) the General Account ...........        3,924,691            172,591                       1
  Net increase (decrease) in investment by Sponsor ........                -                 (3)                  2,000
                                                               -------------      -------------           -------------
  Net increase (decrease) in net assets from contract
   transactions ...........................................       51,481,503          6,197,773                  19,661
                                                               -------------      -------------           -------------
  Net increase (decrease) in net assets ...................       41,729,997          6,566,186                  18,973

NET ASSETS:
  Beginning of year .......................................        6,566,186                  -                       -
                                                               -------------      -------------           -------------
  End of year .............................................    $  48,296,183      $   6,566,186           $      18,973
                                                               =============      =============           =============

                                                                ALLIANCE
                                                                  GROWTH                    DEUTSCHE               DEUTSCHE
                                                             AND INCOME CLASS B     VIT EAFE EQUITY INDEX     VIT SMALL CAP INDEX
                                                                PERIOD FROM               PERIOD FROM             PERIOD FROM
                                                            10/6/00* TO 12/31/00    10/6/00* TO 12/31/00      10/6/00* TO 12/31/00
                                                            --------------------    ---------------------     ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) ..............................$     (4,326)              $     (1,334)             $       (547)
  Net realized gain (loss) ..................................          (7)                    (8,920)                  (11,189)
  Net unrealized gain (loss) ................................     117,774                     23,119                    (1,432)
                                                             ------------               ------------              ------------
  Net increase (decrease)  in net assets from operations ....     113,441                     12,865                   (13,168)
                                                             ------------               ------------              ------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments .....................................   2,485,652                     81,139                    76,469
  Withdrawals ...............................................      (3,664)                    (2,861)                        -
  Contract benefits .........................................           -                          -                         -
  Contract charges ..........................................        (670)                       (26)                      (13)
  Transfers between sub-accounts (including fixed account),
   net ......................................................           -                          -                         -
  Other transfers from (to) the General Account .............   1,000,702                    802,845                    19,862
  Net increase (decrease) in investment by Sponsor ..........       1,978                      2,070                     4,000
                                                             ------------               ------------              ------------
  Net increase (decrease) in net assets from contract
   transactions .............................................   3,483,998                    883,167                   100,318
                                                             ------------               ------------              ------------
  Net increase (decrease) in net assets .....................   3,597,439                    896,032                    87,150

NET ASSETS:
  Beginning of year .........................................           -                          -                         -
                                                             ------------               ------------              ------------
  End of year ...............................................$  3,597,439               $    896,032              $     87,150
                                                             ============               ============              ============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                                                 FIDELITY VIP HIGH INCOME            FIDELITY VIP EQUITY-INCOME
                                                                  YEAR ENDED DECEMBER 31,              YEAR ENDED DECEMBER 31,
                                                                  2000              1999               2000                1999
                                                              --------------    -------------      -------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .............................   $   6,683,543    $   8,046,300      $     502,351    $    (211,806)
  Net realized gain (loss) .................................      (3,654,859)        (450,343)        15,178,503        7,613,065
  Net unrealized gain (loss) ..............................      (34,768,594)        (335,164)         1,171,838          910,958
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease)  in net assets from operations        (31,739,910)       7,260,793         16,852,692        8,312,217
                                                               -------------    -------------      -------------    -------------

FROM CONTRACT TRANSACTIONS:.
  Net purchase payments ....................................      25,861,832       21,260,358         42,318,526       38,502,384
  Withdrawals ..............................................      (9,515,829)      (8,950,671)       (17,635,182)     (13,886,488)
  Contract benefits ........................................      (2,780,482)      (2,314,938)        (4,178,769)      (3,567,803)
  Contract charges .........................................         (46,735)         (32,098)           (90,954)         (56,448)
  Transfers between sub-accounts (including fixed account),
   net .....................................................      (3,746,814)      (1,926,907)       (12,267,584)      (4,177,665)
  Other transfers from (to) the General Account ............       5,433,534        9,311,665          8,721,543       19,756,379
   Net increase (decrease) in investment by Sponsor .........              -                -                  -                -
  Net increase (decrease) in net assets from contract          -------------    -------------      -------------    -------------
   transactions ...........................................       15,205,506       17,347,409         16,867,580       36,570,359
                                                               -------------    -------------      -------------    -------------
  Net increase (decrease) in net assets....................      (16,534,404)      24,608,202         33,720,272       44,882,576

NET ASSETS:

  Beginning of year ........................................     125,811,418      101,203,216        223,212,798      178,330,222
                                                               -------------    -------------      -------------    -------------
  End of year................................................  $ 109,277,014    $ 125,811,418      $ 256,933,070    $ 223,212,798
                                                               =============    =============      =============    =============

                                                                                                      FIDELITY VIP
                                                                                                       HIGH INCOME
                                                                 FIDELITY VIP GROWTH                  SERVICE CLASS 2
                                                                YEAR ENDED DECEMBER 31,                PERIOD FROM
                                                               2000               1999            11/20/00* TO 12/31/00
                                                             --------------    -------------      ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) ............................. $  (4,316,729)    $  (2,589,140)      $         (11)
  Net realized gain (loss) .................................    34,962,376        18,927,513                   -
  Net unrealized gain (loss) ...............................   (75,694,842)       50,612,325                 200
                                                             -------------     -------------       -------------
  Net increase (decrease)  in net assets from operations ...   (45,049,195)       66,950,698                 189
                                                             -------------     -------------       -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ....................................    76,855,476        51,086,036              11,600
  Withdrawals ..............................................   (28,419,441)      (13,782,325)                  -
  Contract benefits ........................................    (4,558,251)       (3,164,854)                  -
  Contract charges .........................................      (155,917)          (58,541)                  -
  Transfers between sub-accounts (including fixed account),
   net .....................................................    13,397,110        19,475,643                   -
  Other transfers from (to) the General Account ............    13,815,152        17,547,185                   -
  Net increase (decrease) in investment by Sponsor .........             -                 -               2,000
                                                             -------------     -------------       -------------
  Net increase (decrease) in net assets from contract
   transactions ............................................    70,934,129        71,103,144              13,600
                                                             -------------     -------------       -------------
  Net increase (decrease) in net assets ....................    25,884,934       138,053,842              13,789

NET ASSETS:
  Beginning of year ........................................   285,585,375       147,531,533                   -
                                                             -------------     -------------       -------------
  End of year .............................................. $ 311,470,309     $ 285,585,375       $      13,789
                                                             =============     =============       =============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                                               FIDELITY VIP              FIDELITY VIP
                                                              EQUITY-INCOME               GROWTH               FIDELITY VIP II
                                                              SERVICE CLASS 2          SERVICE CLASS 2           CONTRAFUND
                                                               PERIOD FROM              PERIOD FROM              PERIOD FROM
                                                            11/20/00* TO 12/31/00   11/20/00* TO 12/31/00    10/6/00* TO 12/31/00
                                                            ---------------------   ---------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) ............................  $         (9)            $          (9)            $      (4,043)
  Net realized gain (loss) ................................             -                         -                   (18,779)
  Net unrealized gain (loss) ..............................           173                      (454)                  108,056
                                                             ------------             -------------             -------------
   Net increase (decrease)  in net assets from operations .           164                      (463)                   85,234
                                                             ------------             -------------             -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................        25,420                     8,220                   977,794
  Withdrawals .............................................             -                         -                   (15,876)
  Contract benefits .......................................             -                         -                         -
  Contract charges ........................................             -                         -                      (141)
  Transfers between sub-accounts (including fixed account),
   net ....................................................             -                         -                         -
  Other transfers from (to) the General Account ...........             -                         -                 3,307,941
  Net increase (decrease) in investment by Sponsor ........         2,000                     2,000                        73
                                                             ------------             -------------             -------------
  Net increase (decrease) in net assets from contract
   transactions ...........................................        27,420                    10,220                 4,269,791
                                                             ------------             -------------             -------------
  Net increase (decrease) in net assets ...................        27,584                     9,757                 4,355,025

NET ASSETS:
  Beginning of year .......................................             -                         -                         -
                                                             ------------             -------------             -------------
  End of year .............................................  $     27,584             $       9,757             $   4,355,025
                                                             ============             =============             =============

                                                                FIDELITY VIP II       FIDELITY VIP III
                                                                  CONTRAFUND             GROWTH               FIDELITY VIP III
                                                                SERVICE CLASS 2          & INCOME                 MID CAP
                                                                  PERIOD FROM           PERIOD FROM             PERIOD FROM
                                                              11/20/00* TO 12/31/00  10/6/00* TO 12/31/00     10/6/00* TO 12/31/00
                                                              ---------------------  --------------------     --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .............................     $          (7)         $      (1,357)           $       7,889
  Net realized gain (loss) .................................                 -                 35,760                   82,327
  Net unrealized gain (loss) ...............................                (1)                (7,890)                  73,520
                                                                 -------------          -------------            -------------
   Net increase (decrease)  in net assets from operations ..                (8)                26,513                  163,736
                                                                 -------------          -------------            -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ....................................            17,000              1,286,268                1,120,867
  Withdrawals ..............................................                 -                 (4,768)                 (11,863)
  Contract benefits ........................................                 -                      -                        -
  Contract charges .........................................                 -                   (113)                    (301)
  Transfers between sub-accounts (including fixed account),
   net .....................................................                 -                     -                         -
  Other transfers from (to) the General Account ............                 1                141,281                1,774,209
  Net increase (decrease) in investment by Sponsor .........             2,000                      7                      (16)
                                                                  -------------          -------------           -------------
  Net increase (decrease) in net assets from contract
   transactions ............................................            19,001              1,422,675                2,882,896
                                                                  -------------          -------------           -------------
  Net increase (decrease) in net assets ....................            18,993              1,449,188                3,046,632

NET ASSETS:
  Beginning of year ........................................                 -                      -                        -
                                                                  -------------          -------------           -------------
  End of year ..............................................     $      18,993          $   1,449,188            $   3,046,632
                                                                  =============          =============           =============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                                                 FIDELITY VIP III
                                                                    GROWTH             FIDELITY VIP III          FRANKLIN
                                                                   & INCOME                MID CAP               SMALL CAP
                                                                 SERVICE CLASS 2        SERVICE CLASS 2           CLASS 2
                                                                   PERIOD FROM            PERIOD FROM           PERIOD FROM
                                                              11/20/00* TO 12/31/00  11/20/00* TO 12/31/00   10/6/00* TO 12/31/00
                                                             ----------------------  ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) ............................      $          (3)         $          27          $      (1,655)
  Net realized gain (loss) ................................                  -                      -                (67,852)
  Net unrealized gain (loss) ..............................                 (7)                   414                (20,621)
                                                                 -------------          -------------          -------------
  Net increase (decrease)  in net assets from operations ..                (10)                   441                (90,128)
                                                                 -------------          -------------          -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................             12,000                 10,000                645,922
  Withdrawals .............................................                  -                      -                 (4,516)
  Contract benefits .......................................                  -                      -                      -
  Contract charges ........................................                  -                      -                   (115)
  Transfers between sub-accounts (including fixed account),
   net ....................................................                  -                      -                      -
  Other transfers from (to) the General Account ...........                  -                      -                358,134
  Net increase (decrease) in investment by Sponsor ........              2,000                  2,000                  2,217
                                                                 -------------          -------------          -------------
  Net increase (decrease) in net assets from contract
   transactions ...........................................             14,000                 12,000              1,001,642
                                                                 -------------          -------------          -------------
  Net increase (decrease) in net assets ...................             13,990                 12,441                911,514

NET ASSETS:
  Beginning of year .......................................                  -                      -                      -
                                                                 -------------          -------------          -------------
  End of year .............................................      $      13,990          $      12,441          $     911,514
                                                                 =============          =============          =============

                                                                  MUTUAL             TEMPLETON
                                                                  SHARES           PACIFIC GROWTH
                                                                SECURITIES           SECURITIES           INVESCO VIF
                                                                  CLASS 2             CLASS 2               DYNAMICS
                                                                PERIOD FROM         PERIOD FROM           PERIOD FROM
                                                           10/6/00* TO 12/31/00  10/6/00* TO 12/31/00  10/6/00* TO 12/31/00
                                                            -------------------  --------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) ............................. $      (2,450)      $        (948)         $      (2,814)
  Net realized gain (loss) .................................       (38,565)             57,715               (159,118)
  Net unrealized gain (loss) ...............................        46,096                 394                (39,437)
                                                             -------------       -------------          -------------
  Net increase (decrease)  in net assets from operations ...         5,081              57,161               (201,369)
                                                             -------------       -------------          -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ....................................       273,351             105,852                891,193
  Withdrawals ..............................................        (8,197)                (29)                (8,996)
  Contract benefits ........................................             -                   -                      -
  Contract charges .........................................          (215)                 (4)                  (330)
  Transfers between sub-accounts (including fixed account),
   net .....................................................             -                   -                      -
  Other transfers from (to) the General Account ............       951,872             (56,770)               714,416
  Net increase (decrease) in investment by Sponsor .........         1,929               4,000                  2,227
                                                             -------------       -------------          -------------
   Net increase (decrease) in net assets from contract
   transactions ............................................     1,218,740              53,049              1,598,510
                                                             -------------       -------------          -------------
  Net increase (decrease) in net assets ....................     1,223,821             110,210              1,397,141

NET ASSETS:
  Beginning of year ........................................             -                   -                      -
                                                             -------------       -------------          -------------

  End of year .............................................. $   1,223,821       $     110,210          $   1,397,141
                                                             =============       =============          =============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                      JANUS ASPEN
                                                                INVESCO VIF            AGGRESSIVE                 JANUS ASPEN
                                                                   HEALTH               GROWTH                      GROWTH
                                                                  SCIENCES           SERVICE SHARES              SERVICE SHARES
                                                                 PERIOD FROM          PERIOD FROM                PERIOD FROM
                                                             10/6/00* TO 12/31/00    10/6/00* TO 12/31/00     10/6/00* TO 12/31/00
                                                             --------------------   ----------------          --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) ............................   $      (2,138)           $      (1,703)            $      (3,558)
  Net realized gain (loss) ................................          14,241                   (9,180)                  (65,970)
  Net unrealized gain (loss) ..............................          41,102                 (136,869)                 (135,281)
                                                              -------------            -------------              -------------
  Net increase (decrease)  in net assets from operations ..          53,205                 (147,752)                 (204,809)
                                                              -------------            -------------              -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................       1,136,132                1,083,808                 2,553,218
  Withdrawals .............................................          (5,930)                  (6,738)                   (7,800)
  Contract benefits .......................................               -                        -                         -
  Contract charges ........................................            (497)                    (155)                     (308)
  Transfers between sub-accounts (including fixed account),
   net ....................................................               -                        -                         -
  Other transfers from (to) the General Account ...........         941,150                  345,347                   505,124
  Net increase (decrease) in investment by Sponsor ........           1,981                    2,374                     2,164
                                                              -------------            -------------             -------------
  Net increase (decrease) in net assets from contract
   transactions ...........................................       2,072,836                1,424,636                 3,052,398
                                                               -------------           -------------             -------------
  Net increase (decrease) in net assets ...................       2,126,041                1,276,884                 2,847,589

NET ASSETS:
  Beginning of year .......................................               -                        -                         -
                                                              -------------            -------------             -------------
  End of year .............................................   $   2,126,041            $   1,276,884             $   2,847,589
                                                              =============            =============             =============

                                                                JANUS ASPEN                JANUS ASPEN
                                                                   GROWTH                 INTERNATIONAL              KEMPER
                                                                AND INCOME                  GROWTH                 TECHNOLOGY
                                                               SERVICE SHARES            SERVICE SHARES              GROWTH
                                                               PERIOD FROM                PERIOD FROM              PERIOD FROM
                                                            10/6/00* TO 12/31/00      10/6/00* TO 12/31/00     10/6/00* TO 12/31/00
                                                            --------------------      -------------------      --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) ............................. $         524             $       1,068               $      (3,965)
  Net realized gain (loss) .................................        (6,441)                  (53,524)                   (200,688)
  Net unrealized gain (loss) ...............................       (63,194)                  (70,837)                   (205,115)
                                                             -------------             -------------               -------------
  Net increase (decrease)  in net assets from operations ...       (69,111)                 (123,293)                   (409,768)
                                                             -------------             -------------               -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ....................................     1,400,208                 1,569,408                   1,439,278
  Withdrawals ..............................................        (6,267)                  (11,213)                    (12,719)
  Contract benefits ........................................          --                        --                          --
  Contract charges .........................................          (557)                     (378)                       (304)
  Transfers between sub-accounts (including fixed account),
   net .....................................................          --                        --                          --
  Other transfers from (to) the General Account ............       876,090                 1,420,320                   2,262,226
  Net increase (decrease) in investment by Sponsor .........         2,089                     2,155                       2,369
                                                             -------------             -------------               -------------
  Net increase (decrease) in net assets from contract
   transactions ............................................     2,271,563                 2,980,292                   3,690,850
                                                             -------------             -------------               -------------
  Net increase (decrease) in net assets ....................     2,202,452                 2,856,999                   3,281,082

NET ASSETS:
  Beginning of year ........................................          --                        --                          --
                                                             -------------             -------------               -------------
  End of year .............................................. $   2,202,452             $   2,856,999               $   3,281,082
                                                             =============             =============               =============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             ALLMERICA SELECT SEPARATE ACCOUNT

                                                                     KVS
                                                                   DREMAN
                                                                 FINANCIAL                   T. ROWE PRICE
                                                                  SERVICES                INTERNATIONAL STOCK
                                                                PERIOD FROM             YEAR ENDED DECEMBER 31,
                                                             10/6/00* TO 12/31/00       2000                1999
                                                             --------------------     ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) ............................   $        (797)          $    (813,517)    $    (624,004)
  Net realized gain (loss) ................................          43,379               6,955,229        13,382,867
  Net unrealized gain (loss) ..............................          18,236             (23,157,547)        9,156,450
                                                              -------------           -------------     -------------
  Net increase (decrease)  in net assets from operations ..          60,818             (17,015,835)       21,915,313
                                                              -------------           -------------     -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...................................         304,670              24,866,253        12,519,911
  Withdrawals .............................................            (785)             (7,619,560)       (4,048,055)
  Contract benefits .......................................               -              (1,289,962)         (951,093)
  Contract charges ........................................            (206)                (48,121)          (21,525)
  Transfers between sub-accounts (including fixed account),
   net ....................................................               -                (438,433)         (894,900)
  Other transfers from (to) the General Account ...........         387,763               2,392,158         5,061,257
  Net increase (decrease) in investment by Sponsor ........           1,878                   2,000                 -
                                                              -------------           -------------     -------------
  Net increase (decrease) in net assets from contract
   transactions ...........................................         693,320              17,864,335        11,665,595
                                                              -------------           -------------     -------------
  Net increase (decrease) in net assets ...................         754,138                 848,500        33,580,908

NET ASSETS:
  Beginning of year .......................................               -              91,524,863        57,943,955
                                                              -------------           -------------     -------------
  End of year .............................................   $     754,138           $  92,373,363     $  91,524,863
                                                              =============           =============     =============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                        ALLMERICA SELECT SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 - ORGANIZATION

   Allmerica Select Separate Account (Allmerica Select) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on March 5, 1992 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Allmerica Select are clearly identified and distinguished from the other assets and liabilities of the Company. Allmerica Select cannot be charged with liabilities arising out of any other business of the Company.

   Allmerica Select is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Allmerica Select currently offers forty-four Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (AIT) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the AIM Variable Insurance Funds
(AVIF) managed by A I M Advisors, Inc.; or of the Alliance Variable Products Series Fund, Inc.(Alliance) managed by Alliance Capital Management L.P.; or of the Deutsche Asset Management VIT Funds (Deutsche) managed by Bankers Trust Company; or of the Fidelity Variable Insurance Products Fund (Fidelity VIP) or the Fidelity Variable Insurance Products Fund II (Fidelity VIP II) or the Fidelity Variable Insurance Products Fund III (Fidelity VIP III) all of which are managed by Fidelity Management & Research Company (FMR); or of the Franklin Templeton Variable Insurance Products Trust (FT VIP) managed by Templeton Global Advisors Limited or Templeton Investment Counsel, Inc.; or of the INVESCO Variable Investment Funds, Inc. (INVESCO VIF) managed by INVESCO Funds Group, Inc.; or of the Janus Aspen Series (Janus Aspen) managed by Janus Capital; or of the Kemper Variable Series (KVS) managed by Scudder Kemper Investments, Inc.; or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. AIT, AVIF, Alliance, Deutsche, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS and T. Rowe Price (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   The following is a summary of significant accounting policies followed by Allmerica Select Separate Account in the preparation of its financial statements.

   INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

   FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Allmerica Select. Therefore, no provision for income taxes has been charged against Allmerica Select.

                        ALLMERICA SELECT SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - INVESTMENTS

The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 2000 were as follows:

                                                                               PORTFOLIO INFORMATION
                                                     ----------------------------------------------------------
                                                                                                  NET ASSET
                                                           NUMBER OF           AGGREGATE            VALUE
INVESTMENT PORTFOLIO                                        SHARES                COST            PER SHARE
--------------------                                 ----------------------------------------------------------
Select Aggressive Growth . . . . . . . . . . . . . .     121,263,754        $  319,567,104      $   2.117
Select Growth . . . . . . . . . . . . . . . . . . . .    177,051,934           354,814,454          2.214
Select Growth and Income . . . . . . . . . . . . . .     254,147,019           387,360,703          1.428
Select Investment Grade Income(a) . . . . . . . . . .    153,473,722           169,625,264          1.086
Money Market . . . . . . . . . . . . . . . . . . . .     179,717,554           179,717,554          1.000
Select International Equity . . . . . . . . . . . . .    129,541,683           234,562,747          1.782
Select Capital Appreciation . . . . . . . . . . . . .     86,216,064           159,450,189          2.122
Select Emerging Markets . . . . . . . . . . . . . . .     27,137,382            26,530,254          0.789
Select Value Opportunity . . . . . . . . . . . . . .      48,084,245            79,355,278          1.958
Select Strategic Growth . . . . . . . . . . . . . . .     36,224,729            36,047,794          0.683
Select Strategic Income . . . . . . . . . . . . . . .        726,920               745,086          1.029
Equity Index . . . . . . . . . . . . . . . . . . . .         332,600             1,124,721          3.299
AIM V.I. Aggressive Growth . . . . . . . . . . . . .         183,148             2,746,916          14.620
AIM V.I. Blue Chip . . . . . . . . . . . . . . . . .         263,239             2,503,555          9.180
AIM V.I. Value . . . . . . . . . . . . . . . . . . .          82,749             2,266,925          27.310
Alliance Premier Growth . . . . . . . . . . . . . . .      1,506,881            58,156,206          32.050
Alliance Premier Growth Class B . . . . . . . . . . .            594                19,651          31.930
Alliance Growth and Income Class B . . . . . . . . .         156,003             3,479,665          23.060
Deutsche VIT EAFE Equity Index . . . . . . . . . . .          80,433               872,913          11.140
Deutsche VIT Small Cap Index . . . . . . . . . . . .           7,851                88,582          11.100
Fidelity VIP High Income . . . . . . . . . . . . . .      13,359,048           151,226,317          8.180
Fidelity VIP Equity-Income . . . . . . . . . . . . .      10,067,912           232,227,793          25.520
Fidelity VIP Growth . . . . . . . . . . . . . . . . .      7,135,632           300,590,090          43.650
Fidelity VIP High Income Service Class 2 . . . . . .           1,696                13,589          8.130
Fidelity VIP Equity-Income Service Class 2 . . . . .           1,086                27,411          25.410
Fidelity VIP Growth Service Class 2 . . . . . . . . .            225                10,211          43.430
Fidelity VIP II Contrafund . . . . . . . . . . . . .         183,447             4,246,969          23.740
Fidelity VIP II Contrafund Service Class 2 . . . . .             803                18,994          23.640
Fidelity VIP III Growth & Income . . . . . . . . . .          94,966             1,457,078          15.260
Fidelity VIP III Mid Cap . . . . . . . . . . . . . .         150,451             2,973,112          20.250
Fidelity VIP III Growth & Income Service Class 2 . .             922                13,997          15.170
Fidelity VIP III Mid Cap Service Class 2 . . . . . .             616                12,027          20.200
Franklin Small Cap Class 2 . . . . . . . . . . . . .          43,118               932,135          21.140
Mutual Shares Securities Class 2 . . . . . . . . . .          86,064             1,177,725          14.220
Templeton Pacific Growth Securities Class 2 . . . . .         14,578               109,816          7.560
INVESCO VIF Dynamics . . . . . . . . . . . . . . . .          76,724             1,436,578          18.210
INVESCO VIF Health Sciences . . . . . . . . . . . . .        101,774             2,084,939          20.890
Janus Aspen Aggressive Growth Service Shares . . . .          35,499             1,413,753          35.970
Janus Aspen Growth, Service Shares . . . . . . . . .         108,027             2,982,870          26.360
Janus Aspen Growth and Income Service Shares . . . .         126,942             2,265,646          17.350
Janus Aspen International Growth Service Shares . . .         93,244             2,927,836          30.640
Kemper Technology Growth . . . . . . . . . . . . . .       2,365,289             3,486,197          1.387
KVS Dreman Financial Services . . . . . . . . . . . .        654,208               735,902          1.153
T. Rowe Price International Stock . . . . . . . . . .      6,129,619           100,903,398          15.070

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

                        ALLMERICA SELECT SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - RELATED PARTY TRANSACTIONS

   The Company makes a charge of 1.25% per annum for Allmerica Select Resource I and II, Select Charter, and Select Reward, which totaled $35,300,507, and the company makes a charge of 1.20% per annum for Allmerica Select Acclaim, which totaled $204 based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

   For contracts issued on Form A3020-92 (Allmerica Select Resource I), a $30 contract fee is deducted on the contract anniversary and upon full surrender of the contract. For contracts issued on Form A3025-96 (Allmerica Select Resource
II), a $30 contract fee is deducted on the contract anniversary and upon full surrender if the accumulated value is less than $50,000. For contracts issued on Form A3027-98 (Allmerica Select Charter), Form A3028-99 (Allmerica Select Reward), and on Form A3031-99 (Allmerica Select Acclaim), a $35 contract fee is deducted on the contract anniversary and upon full surrender if the accumulated value is less than $75,000. The fee is currently waived for Allmerica Select Resource II, Select Reward, and Select Acclaim contracts issued to and maintained by the trustee of a 401(k) plan.

   Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Allmerica Select, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of certain independent broker-dealers. The Allmerica Select Resource I and II, Select Reward, and Select Acclaim contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

   Transactions from contractowners and sponsor were as follows:

                                                          SELECT RESOURCE I AND II, SELECT CHARTER AND SELECT REWARD
                                                                         YEAR ENDED DECEMBER 31,
                                                                   2000                                   1999
                                                   ------------------------------------   ------------------------------------
                                                         UNITS                AMOUNT            UNITS              AMOUNT
                                                   ---------------      ---------------   ---------------      ---------------
Select Aggressive Growth
  Issuance of Units  . . . . . . . . . . . . . . .     189,799,406      $   643,281,372        75,252,384      $  215,594,821
  Redemption of Units . . . . . . . . . . . . . . .   (179,297,507)        (607,288,149)      (76,759,554)       (218,325,447)
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .      10,501,899      $    35,993,223        (1,507,170)     $   (2,730,626)
                                                   ===============      ===============   ===============      ===============

Select Growth
  Issuance of Units  . . . . . . . . . . . . . . .      45,237,091      $   150,223,929        53,807,629      $  161,684,575
  Redemption of Units . . . . . . . . . . . . . . .    (44,007,055)        (145,526,809)      (40,286,966)       (122,238,187)
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .       1,230,036      $     4,697,120        13,520,663      $   39,446,388
                                                   ===============      ===============   ===============      ===============

Select Growth and Income
  Issuance of Units  . . . . . . . . . . . . . . .      42,472,707      $   110,691,251        41,734,130      $  102,259,914
  Redemption of Units . . . . . . . . . . . . . . .    (29,021,235)         (75,774,180)      (30,125,418)        (73,204,398)
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .      13,451,472      $    34,917,071        11,608,712      $   29,055,516
                                                   ===============      ===============   ===============      ===============

Select Investment Grade Income(a)

  Issuance of Units  . . . . . . . . . . . . . . .      36,438,587      $    45,529,358        48,275,738      $   63,597,852
  Redemption of Units . . . . . . . . . . . . . . .    (32,691,776)         (40,298,608)      (40,009,593)        (52,323,287)
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .       3,746,811      $     5,230,750         8,266,145      $   11,274,565
                                                   ===============      ===============   ===============      ===============

Money Market
  Issuance of Units  . . . . . . . . . . . . . . .   1,468,322,350      $ 1,911,495,179       628,585,498      $  835,137,989
  Redemption of Units . . . . . . . . . . . . . . . (1,460,710,372)      (1,900,953,956)     (594,333,800)       (792,240,692)
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .       7,611,978      $    10,541,223        34,251,698      $  42,897,297
                                                   ===============      ===============   ===============      ================

                        ALLMERICA SELECT SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                        SELECT RESOURCE I AND II, SELECT CHARTER AND SELECT REWARD (CONTINUED)
                                                                                 YEAR ENDED DECEMBER 31,

                                                                       2000                                 1999
                                                         --------------------------------    --------------------------------
                                                             UNITS             AMOUNT            UNITS             AMOUNT
                                                         -------------     --------------    -------------     --------------
Select International Equity
  Issuance of Units  . . . . . . . . . . . . . . . . .    343,268,620      $ 676,227,016      164,673,863      $ 284,544,051
  Redemption of Units . . . . . . . . . . . . . . .      (329,650,517)      (653,552,562)    (158,190,366)      (274,560,578)
                                                         -------------     --------------    -------------     --------------
    Net increase (decrease)  . . . . . . . . . . .         13,618,103      $  22,674,454        6,483,497      $   9,983,473
                                                         =============     =============     =============     ==============

Select Capital Appreciation
  Issuance of Units  . . . . . . . . . . . . . . . . .     49,858,361      $ 119,572,232       39,275,736      $  78,604,034
  Redemption of Units . . . . . . . . . . . . . . .       (37,962,329)       (90,357,103)     (31,115,549)       (62,182,465)
                                                         -------------     --------------    -------------     --------------
    Net increase (decrease)  . . . . . . . . . . .         11,896,032      $  29,215,129        8,160,187      $  16,421,569
                                                         =============     =============     =============     ==============

Select Emerging Markets
  Issuance of Units  . . . . . . . . . . . . . . . . .     36,633,119      $  39,183,205       12,741,433      $  12,693,100
  Redemption of Units . . . . . . . . . . . . . . .       (23,863,553)       (24,566,501)      (3,448,629)        (3,335,472)
                                                         -------------     --------------    -------------     --------------
    Net increase (decrease)  . . . . . . . . . . .         12,769,566      $  14,616,704        9,292,804      $   9,357,628
                                                         =============     =============     =============     ==============

Select Value Opportunity
  Issuance of Units  . . . . . . . . . . . . . . . . .     50,761,081      $  52,608,872       55,225,027      $  50,439,314
  Redemption of Units . . . . . . . . . . . . . . .       (15,796,321)       (16,762,037)     (29,625,233)       (26,521,403)
                                                         -------------     --------------    -------------     --------------
    Net increase (decrease)  . . . . . . . . . . .         34,964,760      $  35,846,835       25,599,794      $  23,917,911
                                                         =============     =============     =============     ==============

Select Strategic Growth
  Issuance of Units  . . . . . . . . . . . . . . . . .     25,146,543      $  24,365,957       13,362,189      $  13,598,310
  Redemption of Units . . . . . . . . . . . . . . .        (6,732,230)        (6,030,293)      (4,358,489)        (4,455,585)
                                                         -------------     --------------    -------------     --------------
    Net increase (decrease)  . . . . . . . . . . .         18,414,313      $  18,335,664        9,003,700      $   9,142,725
                                                         =============     =============     =============     ==============

Select Strategic Income
  Issuance of Units  . . . . . . . . . . . . . . . . .        719,923      $     736,931                -      $           -
  Redemption of Units . . . . . . . . . . . . . . .            (4,064)            (4,431)               -                  -
                                                         -------------     --------------    -------------     --------------
    Net increase (decrease)  . . . . . . . . . . .            715,859      $     732,500                -      $           -
                                                         =============     =============     =============     ==============

Equity Index
  Issuance of Units  . . . . . . . . . . . . . . . . .      1,162,087      $   1,115,469                -      $           -
  Redemption of Units . . . . . . . . . . . . . . .            (5,806)            (5,493)               -                  -
                                                         -------------     --------------    -------------     --------------
    Net increase (decrease)  . . . . . . . . . . .          1,156,281      $   1,109,976                -      $           -
                                                         =============     =============     =============     ==============

AIM V.I. Aggressive Growth
  Issuance of Units  . . . . . . . . . . . . . . . . .      2,987,024      $   2,760,797                -      $           -
  Redemption of Units . . . . . . . . . . . . . . .            (4,772)            (4,413)               -                  -
                                                         -------------     --------------    -------------     --------------
    Net increase (decrease)  . . . . . . . . . . .          2,982,252      $   2,756,384                -      $           -
                                                         =============     =============     =============     ==============

AIM V.I. Blue Chip
  Issuance of Units  . . . . . . . . . . . . . . . . .      2,629,023      $   2,496,887                -      $           -
  Redemption of Units . . . . . . . . . . . . . . .            (3,623)            (3,505)               -                  -
                                                         -------------     --------------    -------------     --------------
    Net increase (decrease)  . . . . . . . . . . .          2,625,400      $   2,493,382                -      $           -
                                                         =============     =============     =============     ==============

AIM V.I. Value
  Issuance of Units  . . . . . . . . . . . . . . . . .      2,415,283      $   2,296,216                -      $           -
  Redemption of Units . . . . . . . . . . . . . . .           (10,390)           (10,019)               -                  -
                                                         -------------     --------------    -------------     --------------
    Net increase (decrease)  . . . . . . . . . . .          2,404,893      $   2,286,197                -      $           -
                                                         =============     =============     =============     ==============

Alliance Premier Growth Class B
  Issuance of Units  . . . . . . . . . . . . . . . . .     44,324,135      $  53,655,829        5,570,878      $   6,498,202
  Redemption of Units . . . . . . . . . . . . . . .        (2,155,794)        (2,174,326)        (261,505)          (300,429)
                                                         -------------     --------------    -------------     --------------
    Net increase (decrease)  . . . . . . . . . . .         42,168,341      $  51,481,503        5,309,373      $   6,197,773
                                                         =============     =============     =============     ==============

                        ALLMERICA SELECT SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)


                                                           SELECT RESOURCE I AND II, SELECT CHARTER AND SELECT REWARD (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,

                                                                         2000                                  1999
                                                            --------------------------------    ----------------------------------
                                                               UNITS              AMOUNT            UNITS               AMOUNT
                                                            ------------     ---------------    -------------      ---------------
Alliance Growth and Income Class B
  Issuance of Units  . . . . . . . . . . . . . . . . .        3,481,594       $   3,486,285                -                  $ -
  Redemption of Units . . . . . . . . . . . . . . .              (4,210)             (4,287)               -                    -
                                                            ------------     ---------------    -------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .            3,477,384       $   3,481,998                -                  $ -
                                                            ============     ===============    =============      ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units  . . . . . . . . . . . . . . . . .          928,753       $     883,854                -                  $ -
  Redemption of Units . . . . . . . . . . . . . . .              (2,802)             (2,687)               -                    -
                                                            ------------     ---------------    -------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .              925,951       $     881,167                -                  $ -
                                                            ============     ===============    =============      ===============

Deutsche VIT Small Cap Index
  Issuance of Units  . . . . . . . . . . . . . . . . .           86,534       $      96,348                -                 $ -
  Redemption of Units . . . . . . . . . . . . . . .                 (14)              1,970                -                   -
                                                            ------------     ---------------    -------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .               86,520       $      98,318                -                 $ -
                                                            ============     ===============    =============      ===============

Fidelity VIP High Income
  Issuance of Units  . . . . . . . . . . . . . . . . .       36,672,957       $  46,642,215        38,346,359       $  53,501,177
  Redemption of Units . . . . . . . . . . . . . . .         (24,759,105)        (31,436,709)      (25,918,736)        (36,153,768)
                                                            ------------     ---------------    -------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .           11,913,852       $  15,205,506        12,427,623       $  17,347,409
                                                            ============     ===============    =============      ===============

Fidelity VIP Equity-Income
  Issuance of Units  . . . . . . . . . . . . . . . . .       35,394,678       $  70,803,082        46,507,097       $  91,172,489
  Redemption of Units . . . . . . . . . . . . . . .         (26,641,545)        (53,935,502)      (27,985,168)        (54,602,130)
                                                            ------------     ---------------    -------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .            8,753,133       $  16,867,580        18,521,929       $  36,570,359
                                                            ============     ===============    =============      ===============

Fidelity VIP Growth
  Issuance of Units  . . . . . . . . . . . . . . . . .       46,603,766       $ 144,623,308        47,634,153       $ 125,046,338
  Redemption of Units . . . . . . . . . . . . . . .         (24,755,060)        (73,689,179)      (20,618,401)        (53,943,194)
                                                            ------------     ---------------    -------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .           21,848,706       $  70,934,129        27,015,752       $  71,103,144
                                                            ============     ===============    =============      ===============

Fidelity VIP II Contrafund
  Issuance of Units  . . . . . . . . . . . . . . . . .        4,524,264       $   4,284,452                 -       $          -
  Redemption of Units . . . . . . . . . . . . . . .             (14,916)            (14,661)                -                  -
                                                            ------------     ---------------    -------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .            4,509,348       $   4,269,791                 -       $          -
                                                            ============     ===============    =============      ===============

Fidelity VIP III Growth & Income
  Issuance of Units  . . . . . . . . . . . . . . . . .        1,489,736       $   1,426,873                 -       $          -
  Redemption of Units . . . . . . . . . . . . . . .              (4,291)             (4,198)                -                  -
                                                            ------------     ---------------    -------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .            1,485,445       $   1,422,675                 -       $          -
                                                            ============     ===============    =============      ===============

Fidelity VIP III Mid Cap
  Issuance of Units  . . . . . . . . . . . . . . . . .        2,924,554       $   2,893,806                 -       $          -
  Redemption of Units . . . . . . . . . . . . . . .             (10,667)            (10,910)                -                  -
                                                            ------------     ---------------    -------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .            2,913,887       $   2,882,896                 -       $          -
                                                            ============     ===============    =============      ===============

Franklin Small Cap Class 2
  Issuance of Units  . . . . . . . . . . . . . . . . .        1,062,326       $   1,005,953                 -       $          -
  Redemption of Units . . . . . . . . . . . . . . .              (7,246)             (6,311)                -                  -
                                                            ------------     ---------------    -------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .            1,055,080       $     999,642                 -       $          -
                                                            ============     ===============    =============      ===============

Mutual Shares Securities Class 2
  Issuance of Units  . . . . . . . . . . . . . . . . .        1,158,880       $   1,224,856                 -       $ -
  Redemption of Units . . . . . . . . . . . . . . .              (8,134)             (8,116)                -                  -
                                                            ------------     ---------------    -------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .            1,150,746       $   1,216,740                 -       $          -
                                                            ============     ===============    =============      ===============

                        ALLMERICA SELECT SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS  (CONTINUED)


                                                              SELECT RESOURCE I AND II, SELECT CHARTER AND SELECT REWARD (CONTINUED)
                                                                                       YEAR ENDED DECEMBER 31,

                                                                          2000                                1999
                                                           -----------------------------------  ----------------------------------
                                                               UNITS                AMOUNT          UNITS               AMOUNT
                                                           --------------      ---------------  --------------     ---------------
Templeton Pacific Growth Securities Class 2
  Issuance of Units  . . . . . . . . . . . . . . . . .        11,176,081         $ 10,414,767               -       $           -
  Redemption of Units . . . . . . . . . . . . . . .          (11,057,823)         (10,363,618)              -                   -
                                                           --------------      ---------------  --------------     ---------------
    Net increase (decrease)  . . . . . . . . . . .               118,258             $ 51,149               -       $           -
                                                           ==============      ===============  ==============     ===============

INVESCO VIF Dynamics
  Issuance of Units  . . . . . . . . . . . . . . . . .         1,673,223          $ 1,604,804               -       $           -
  Redemption of Units . . . . . . . . . . . . . . .               (9,180)              (8,294)              -                   -
                                                           --------------      ---------------  --------------     ---------------
    Net increase (decrease)  . . . . . . . . . . .             1,664,043          $ 1,596,510               -       $           -
                                                           ==============      ===============  ==============     ===============

INVESCO VIF Health Sciences
  Issuance of Units  . . . . . . . . . . . . . . . . .         2,063,663          $ 2,075,266               -       $           -
  Redemption of Units . . . . . . . . . . . . . . .               (4,361)              (4,430)              -                   -
                                                           --------------      ---------------  --------------     ---------------
    Net increase (decrease)  . . . . . . . . . . .             2,059,302          $ 2,070,836               -       $           -
                                                           ==============      ===============  ==============     ===============

Janus Aspen Aggressive Growth Service Shares
  Issuance of Units  . . . . . . . . . . . . . . . . .         1,717,280          $ 1,425,143               -       $           -
  Redemption of Units . . . . . . . . . . . . . . .              (10,087)              (7,507)              -                   -
                                                           --------------      ---------------  --------------     ---------------
    Net increase (decrease)  . . . . . . . . . . .             1,707,193          $ 1,417,636               -       $           -
                                                           ==============      ===============  ==============     ===============

Janus Aspen Growth Service Shares
  Issuance of Units  . . . . . . . . . . . . . . . . .         3,340,007          $ 3,039,552               -       $           -
  Redemption of Units . . . . . . . . . . . . . . .               (7,690)              (7,154)              -                   -
                                                           --------------      ---------------  --------------     ---------------
    Net increase (decrease)  . . . . . . . . . . .             3,332,317          $ 3,032,398               -       $           -
                                                           ==============      ===============  ==============     ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units  . . . . . . . . . . . . . . . . .         2,415,695          $ 2,276,404               -       $           -
  Redemption of Units . . . . . . . . . . . . . . .               (7,144)              (6,841)              -                   -
                                                           --------------      ---------------  --------------     ---------------
    Net increase (decrease)  . . . . . . . . . . .             2,408,551          $ 2,269,563               -       $           -
                                                           ==============      ===============  ==============     ===============

Janus Aspen International Growth Service Shares
  Issuance of Units  . . . . . . . . . . . . . . . . .         3,275,304          $ 2,990,092               -       $           -
  Redemption of Units . . . . . . . . . . . . . . .              (12,324)             (11,800)              -                   -
                                                           --------------      ---------------  --------------     ---------------
    Net increase (decrease)  . . . . . . . . . . .             3,262,980          $ 2,978,292               -       $           -
                                                           ==============      ===============  ==============     ===============

Kemper Technology Growth
  Issuance of Units  . . . . . . . . . . . . . . . . .         4,516,975          $ 3,692,713               -       $           -
  Redemption of Units . . . . . . . . . . . . . . .              (10,279)              (8,863)              -                   -
                                                           --------------      ---------------  --------------     ---------------
    Net increase (decrease)  . . . . . . . . . . .             4,506,696          $ 3,683,850               -       $           -
                                                           ==============      ===============  ==============     ===============

KVS Dreman Financial Services
  Issuance of Units  . . . . . . . . . . . . . . . . .           679,420            $ 691,756               -       $           -
  Redemption of Units . . . . . . . . . . . . . . .                 (414)                (436)              -                   -
                                                           --------------      ---------------  --------------     ---------------
    Net increase (decrease)  . . . . . . . . . . .               679,006            $ 691,320               -       $           -
                                                           ==============      ===============  ==============     ===============

T. Rowe Price International Stock
  Issuance of Units  . . . . . . . . . . . . . . . . .       304,331,444        $ 503,076,236     115,271,622       $ 173,722,453
  Redemption of Units . . . . . . . . . . . . . . .         (292,091,109)        (485,222,401)   (106,914,833)       (162,056,858)
                                                           --------------      ---------------  --------------     ---------------
    Net increase (decrease)  . . . . . . . . . . .            12,240,335         $ 17,853,835       8,356,789       $  11,665,595
                                                           ==============      ===============  ==============     ===============

                        ALLMERICA SELECT SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS  (CONTINUED)

                                                                                SELECT ACCLAIM
                                                                            YEAR ENDED DECEMBER 31,
                                                                   2000                                   1999
                                                   ------------------------------------   ------------------------------------
                                                       UNITS              AMOUNT             UNITS              AMOUNT
                                                   ---------------      ---------------   ---------------      ---------------
Select Aggressive Growth
  Issuance of Units  . . . . . . . . . . . . .              10,446      $        10,760                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .              10,446      $        10,760                 -      $            -
                                                   ===============      ===============   ===============      ===============

Select Growth
  Issuance of Units  . . . . . . . . . . . . .               2,000      $         2,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .               2,000      $         2,000                 -      $            -
                                                   ===============      ===============   ===============      ===============

Select Growth and Income
  Issuance of Units  . . . . . . . . . . . . .              12,446      $        12,580                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .              12,446      $        12,580                 -      $            -
                                                   ===============      ===============   ===============      ===============

Select Investment Grade Income
  Issuance of Units  . . . . . . . . . . . . .              13,390      $        13,600                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .              13,390      $        13,600                 -      $            -
                                                   ===============      ===============   ===============      ===============


Money Market
  Issuance of Units  . . . . . . . . . . . . .               4,586      $         4,600                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .               4,586      $         4,600                 -      $            -
                                                   ===============      ===============   ===============      ===============
Select International Equity
  Issuance of Units  . . . . . . . . . . . . .              15,504      $        15,780                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .              15,504      $        15,780                 -      $            -
                                                   ===============      ===============   ===============      ===============

Select Capital Appreciation
  Issuance of Units  . . . . . . . . . . . . .              10,385      $        10,760                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .              10,385      $        10,760                 -      $            -
                                                   ===============      ===============   ===============      ===============

Select Emerging Markets
  Issuance of Units  . . . . . . . . . . . . .               6,176      $         6,120                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .               6,176      $         6,120                 -      $            -
                                                   ===============      ===============   ===============      ===============

Select Value Opportunity
  Issuance of Units  . . . . . . . . . . . . .              11,728      $        12,180                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .              11,728      $        12,180                 -      $            -
                                                   ===============      ===============   ===============      ===============

Select Strategic Growth
  Issuance of Units  . . . . . . . . . . . . .               5,133      $         5,220                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .               5,133      $         5,220                 -      $            -
                                                   ===============      ===============   ===============      ===============

Select Strategic Income
  Issuance of Units  . . . . . . . . . . . . .               2,000      $         2,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .               2,000      $         2,000                 -      $            -
                                                   ===============      ===============   ===============      ===============

Equity Index
  Issuance of Units  . . . . . . . . . . . . .              14,201      $        14,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .              14,201      $        14,000                 -      $            -
                                                   ===============      ===============   ===============      ===============

                        ALLMERICA SELECT SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS  (CONTINUED)

                                                                                SELECT ACCLAIM
                                                                            YEAR ENDED DECEMBER 31,
                                                                   2000                                  1999
                                                   ------------------------------------   ------------------------------------
                                                        UNITS                AMOUNT           UNITS               AMOUNT
                                                   ---------------      ---------------   ---------------      ---------------
AIM V.I. Aggressive Growth
  Issuance of Units  . . . . . . . . . . . . .               6,852      $         7,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .               6,852      $         7,000                 -      $            -
                                                   ===============      ===============   ===============      ===============

AIM V.I. Blue Chip
  Issuance of Units  . . . . . . . . . . . . .              14,265      $        14,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .              14,265      $        14,000                 -      $            -
                                                   ===============      ===============   ===============      ===============

AIM V.I. Value
  Issuance of Units  . . . . . . . . . . . . .               6,931      $         7,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .               6,931      $         7,000                 -      $            -
                                                   ===============      ===============   ===============      ===============

Alliance Premier Growth Class B
  Issuance of Units  . . . . . . . . . . . . .              19,525      $        19,661                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .              19,525      $        19,661                 -      $            -
                                                   ===============      ===============   ===============      ===============

Alliance Growth and Income Class B
  Issuance of Units  . . . . . . . . . . . . .               2,000      $         2,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .               2,000      $         2,000                 -      $            -
                                                   ===============      ===============   ===============      ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units  . . . . . . . . . . . . .               2,000      $         2,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .               2,000      $         2,000                 -      $            -
                                                   ===============      ===============   ===============      ===============

Deutsche VIT Small Cap Index
  Issuance of Units  . . . . . . . . . . . . .               2,000      $         2,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .               2,000      $         2,000                 -      $            -
                                                   ===============      ===============   ===============      ===============

Fidelity VIP High Income Service Class 2
  Issuance of Units  . . . . . . . . . . . . .              14,320      $        13,600                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .              14,320      $        13,600                 -      $            -
                                                   ===============      ===============   ===============      ===============

Fidelity VIP Equity-Income Service Class 2
  Issuance of Units  . . . . . . . . . . . . .              26,429      $        27,420                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .              26,429      $        27,420                 -      $            -
                                                   ===============      ===============   ===============      ===============

Fidelity VIP Growth Service Class 2
  Issuance of Units  . . . . . . . . . . . . .              10,107      $        10,220                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .              10,107      $        10,220                 -      $            -
                                                   ===============      ===============   ===============      ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units  . . . . . . . . . . . . .              18,716      $        19,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .              18,716      $        19,000                 -      $            -
                                                   ===============      ===============   ===============      ===============

Fidelity VIP III Growth & Income Service Class
  Issuance of Units  . . . . . . . . . . . . .              14,058      $        14,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . .                  -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . .              14,058      $        14,000                 -      $            -
                                                   ===============      ===============   ===============      ===============

                        ALLMERICA SELECT SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS  (CONTINUED)

                                                                         SELECT ACCLAIM (CONTINUED)
                                                                           YEAR ENDED DECEMBER 31,
                                                                   2000                                  1999
                                                   ------------------------------------   ------------------------------------
                                                         UNITS              AMOUNT             UNITS               AMOUNT
                                                   ---------------      ---------------   ---------------      ---------------
Fidelity VIP III Mid Cap Service Class 2
  Issuance of Units  . . . . . . . . . . . . . . .          11,611      $        12,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . . . .              -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .          11,611      $        12,000                 -      $            -
                                                   ===============      ===============   ===============      ===============
Franklin Small Cap Class 2
  Issuance of Units  . . . . . . . . . . . . . . .           2,000      $         2,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . . . .              -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .           2,000      $         2,000                 -      $            -
                                                   ===============      ===============   ===============      ===============
Mutual Shares Securities Class 2
  Issuance of Units  . . . . . . . . . . . . . . .           2,000      $         2,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . . . .              -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .           2,000      $         2,000                 -      $            -
                                                   ===============      ===============   ===============      ===============
Templeton Pacific Growth Securities Class 2
  Issuance of Units  . . . . . . . . . . . . . . .           2,000      $         2,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . . . .              -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .           2,000      $         2,000                 -      $            -
                                                   ===============      ===============   ===============      ===============
INVESCO VIF Dynamics
  Issuance of Units  . . . . . . . . . . . . . . .           2,000      $         2,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . . . .              -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .           2,000      $         2,000                 -      $            -
                                                   ===============      ===============   ===============      ===============
INVESCO VIF Health Sciences
  Issuance of Units  . . . . . . . . . . . . . . .           2,000      $         2,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . . . .              -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .           2,000      $         2,000                 -      $            -
                                                   ===============      ===============   ===============      ===============
Janus Aspen Aggressive Growth Service Shares
  Issuance of Units  . . . . . . . . . . . . . . .           6,770      $         7,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . . . .              -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .           6,770      $         7,000                 -      $            -
                                                   ===============      ===============   ===============      ===============
Janus Aspen Growth Service Shares
  Issuance of Units  . . . . . . . . . . . . . . .          20,170      $        20,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . . . .              -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .          20,170      $        20,000                 -      $            -
                                                   ===============      ===============   ===============      ===============
Janus Aspen Growth and Income Service Shares
  Issuance of Units  . . . . . . . . . . . . . . .           2,000      $         2,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . . . .              -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . . .           2,000      $         2,000                 -      $            -
                                                   ===============      ===============   ===============      ===============
Janus Aspen International Growth Service Shares
  Issuance of Units  . . . . . . . . . . . . . . .           2,000      $         2,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . . .                -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . .             2,000      $         2,000                 -      $            -
                                                   ===============      ===============   ===============      ===============
Kemper Technology Growth
  Issuance of Units  . . . . . . . . . . . . . .             6,932      $         7,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . . .                -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . .             6,932      $         7,000                 -      $            -
                                                   ===============      ===============   ===============      ===============
KVS Dreman Financial Services
  Issuance of Units  . . . . . . . . . . . . . .             2,000      $         2,000                 -      $            -
  Redemption of Units . . . . . . . . . . . . . .                -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . .             2,000      $         2,000                 -      $            -
                                                   ===============      ===============   ===============      ===============
T. Rowe Price International Stock
  Issuance of Units  . . . . . . . . . . . . . .            10,375      $        10,500                 -      $            -
  Redemption of Units . . . . . . . . . . . . . .                -                    -                 -                   -
                                                   ---------------      ---------------   ---------------      ---------------
    Net increase (decrease)  . . . . . . . . . .            10,375      $        10,500                 -      $            -
                                                   ===============      ===============   ===============      ===============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

                        ALLMERICA SELECT SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Allmerica Select satisfies the current requirements of the regulations, and it intends that Allmerica Select will continue to meet such requirements.


NOTE 7 - PURCHASES AND SALES OF SECURITIES

   Cost of purchases and proceeds from sales of shares of the Funds by Allmerica Select during the year ended December 31, 2000 were as follows:

INVESTMENT PORTFOLIO                                   PURCHASES               SALES
--------------------                               ---------------      ---------------
Select Aggressive Growth . . . . . . . . . . . . .   $ 563,608,439       $  472,866,434
Select Growth . . . . . . . . . . . . . . . . . . .    132,703,505           79,679,167
Select Growth and Income . . . . . . . . . . . . .     118,110,189           20,465,670
Select Investment Grade Income(a) . . . . . . . . .     28,361,643           14,886,885
Money Market . . . . . . . . . . . . . . . . . . .   1,861,322,397        1,843,112,536
Select International Equity . . . . . . . . . . . .    682,223,111          654,147,719
Select Capital Appreciation . . . . . . . . . . . .     88,858,851           56,618,840
Select Emerging Markets . . . . . . . . . . . . . .     63,330,081           48,467,393
Select Value Opportunity . . . . . . . . . . . . .      60,781,291           25,073,513
Select Strategic Growth . . . . . . . . . . . . . .     23,782,781            4,872,275
Select Strategic Income . . . . . . . . . . . . . .        765,928               21,225
Equity Index . . . . . . . . . . . . . . . . . . .       1,125,729                1,005
AIM V.I. Aggressive Growth . . . . . . . . . . . .       4,798,425            2,038,214
AIM V.I. Blue Chip . . . . . . . . . . . . . . . .       3,117,770              613,451
AIM V.I. Value . . . . . . . . . . . . . . . . . .       5,825,285            3,463,206
Alliance Premier Growth . . . . . . . . . . . . . .     61,860,655            9,196,978
Alliance Premier Growth Class B . . . . . . . . . .         19,652                    1
Alliance Growth and Income Class B . . . . . . . .       3,479,916                  244
Deutsche VIT EAFE Equity Index . . . . . . . . . .       5,507,666            4,624,599
Deutsche VIT Small Cap Index . . . . . . . . . . .       3,403,699            3,303,547
Fidelity VIP High Income . . . . . . . . . . . . .      42,477,058           20,614,145
Fidelity VIP Equity-Income . . . . . . . . . . . .      59,831,956           28,319,883
Fidelity VIP Growth . . . . . . . . . . . . . . . .    116,869,615           18,132,263
Fidelity VIP High Income Service Class 2 . . . . .          13,600                   11
Fidelity VIP Equity-Income Service Class 2 . . . .          27,412                    1
Fidelity VIP Growth Service Class 2 . . . . . . . .         10,220                    9
Fidelity VIP II Contrafund . . . . . . . . . . . .      11,942,012            7,676,264
Fidelity VIP II Contrafund Service Class 2 . . . .          18,995                    1
Fidelity VIP III Growth & Income . . . . . . . . .       3,556,813            2,135,495
Fidelity VIP III Mid Cap . . . . . . . . . . . . .      11,415,616            8,524,831
Fidelity VIP III Growth & Income Service Class 2 .          13,998                    1
Fidelity VIP III Mid Cap Service Class 2 . . . . .          12,037                   10
Franklin Small Cap Class 2 . . . . . . . . . . . .       7,531,693            6,531,706
Mutual Shares Securities Class 2 . . . . . . . . .       7,644,700            6,428,410
Templeton Pacific Growth Securities Class 2 . . . .     10,408,190           10,356,089
INVESCO VIF Dynamics . . . . . . . . . . . . . . .       6,453,339            4,856,798
INVESCO VIF Health Sciences . . . . . . . . . . . .      2,544,414              472,704
Janus Aspen Aggressive Growth Service Shares . . .       1,535,869              112,936
Janus Aspen Growth, Service Shares . . . . . . . .       4,451,161            1,402,321
Janus Aspen Growth and Income Service Shares . . .       2,426,066              153,979
Janus Aspen International Growth Service Shares . .      9,137,550            6,156,190
Kemper Technology Growth . . . . . . . . . . . . .       7,057,035            3,370,150
KVS Dreman Financial Services . . . . . . . . . . .      1,842,675            1,150,152
T. Rowe Price  International Stock . . . . . . . . .   521,043,185          501,151,009
                                                   ---------------      ---------------
  Totals . . . . . . . . . . . . . . . . . . . .    $4,541,252,222       $3,870,998,260
                                                   ===============      ===============

(a) All shares of Select Income were replaced with shares of Select Investment Grade Income Fund effective 7/1/00. See Note 8.

                        ALLMERICA SELECT SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - SUBSTITUTION FOR PORTFOLIO OF THE TRUST

   Pursuant to a Substitution Order approved by the Security and Exchange Commission, shares of Select Investment Grade Income Fund (SIGIF) were substituted for all the shares of Select Income Fund (SIF). The SIF Sub-Account was renamed the SIGIF Sub-Account in connection with the substitution. Effective July 1, 2000, 162,690,145 shares of Select Income Fund (valued at $154,687,417) were substituted for 147,563,053 shares of the Select Investment Grade Income Fund (valued at $154,687,417), at the ratio of .907019, representing the ratio of the net asset values of each share on the date of exchange. Immediately after the substitution, a contractholder of Allmerica Select held the same total dollar value of units in his or her account; only the investment option of the Sub-Account was changed.

NOTE 9 - ACCOUNTING PRONOUNCEMENTS

   In November of 2000, a revised American Institute of Certified Public Accountants (AICPA), Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The impact of this guide is not considered to be significant.

NOTE 10 - SUBSEQUENT EVENTS

   Effective February 27, 2001, Templeton Pacific Growth Securities, Class 2 will no longer be offered.

                            PART C. OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company
          Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

              EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and is
                              incorporated by reference herein.

              EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

              EXHIBIT 3   (a) Underwriting and Administrative Services
                              Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and is
                              incorporated by reference herein.

                          (b) Form of Revised Commission schedule was
                              previously filed on September 9, 1998 in Registrant's Initial Registration Statement No. 333-63093/811-6632, and is incorporated by reference herein. Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No.16 of Registration Statement No. 33-47216/811-6632, and are incorporated by reference herein.

                          (c) General Agent's Agreement was previously filed
                              on April 24, 1998 in Post-Effective Amendment No. 16 of Registration Statement No.
                              33-47216/811-6632, and is incorporated by reference herein.

                          (d) Career Agent Agreement was previously filed on
                              April 24, 1998 in Post-Effective Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

                          (e) Registered Representative's Agreement was
                              previously filed on April 24, 1998 in
                              Post-Effective Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and is
                              incorporated by reference herein.

              EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 1 of Registration Statement No. 333-63093/811-6632, and is
                              incorporated by reference herein. Contract Form 3027-98 was previously filed on December 8, 1998 in Registrant's Pre-Effective Amendment No. 1 of Registration Statement No. 333-63093/811-6632, and is incorporated by reference herein.

              EXHIBIT 5 Draft Application Form AS-495 was previously filed on December 8, 1998 in Registrant's Pre-Effective Amendment No. 1 of Registration Statement No. 333-63093/811-6632, and is incorporated by reference herein.

              EXHIBIT 6 The Depositor's Articles of Incorporation, and Bylaws, as amended to reflect its name change, were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 of Registration Statement No. 33-47216/811-6632, and are
                              incorporated by reference herein.

              EXHIBIT 7       Not Applicable.

              EXHIBIT 8   (a) Fidelity Service Agreement was previously
                              filed on April 30, 1996 in Post-Effective No. 8 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

                          (b) An amendment to the Fidelity Service
                              Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 of Registration Statement No. 33-47216/811-6632, and is
                              incorporated by reference herein.

                          (c) Fidelity Service Contract, effective as of
                              January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

                          (d) T. Rowe Price Service Agreement was previously
                              filed on April 24, 1998 in Post-Effective
                              Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

                          (e) BFDS Agreements for lockbox and mailroom
                              services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and are
                              incorporated by reference herein.

                          (f) Directors' Power of Attorney is filed herewith.

              EXHIBIT 9       Opinion of Counsel is filed herewith.

              EXHIBIT 10 Consent of Independent Accountants is filed herewith.

              EXHIBIT 11      None.

              EXHIBIT 12      None.

              EXHIBIT 13 Schedule for Computation of Performance Calculations was previously filed on April 21, 2000 in Post-Effective Amendment No. 3 of Registration Statement No.333-63093/811-6632, and is incorporated by reference herein.

              EXHIBIT 14      Not Applicable.

              EXHIBIT 15 (a) Amendment dated March 15, 2001 was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein.

                          (b) Amendment dated October 1, 2000 to the
                              Variable Insurance Products Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are
                              incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                          (c) Amendment to Schedule A dated December 14,
                              2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                          (d) Form of Amendment dated May 1, 2001 to the
                              Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and are
                              incorporated by reference herein. Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632) and is
                              incorporated by reference herein.

                          (e) Form of Amendment #6 to the AIM Participation
                              Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment to AIM Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                          (f) Participation Agreement with Deutsche Asset
                              Management VIT Funds (formerly Bankers Trust) was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                          (g) Form of Amendment dated May 1, 2001 to the
                              Variable Insurance Products Fund II Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                          (h) Form of Amendment to the Participation
                              Agreement with Variable Insurance Products III was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                          (i) Form of Amendment dated May 1, 2001 and the
                              Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                              incorporated by reference herein.

                          (j) Form of Amendment dated May 1, 2001 to the
                              Participation Agreement with INVESCO was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                          (k) Participation Agreement with Janus was
                              previously filed on April 21, 2000 in
                              Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                          (l) Amendment to the Participation Agreement
                              dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is
                              incorporated by reference herein.

                          (m) Form of Participation Agreement with Eaton
                              Vance was previously filed on February 13, 2001 in Post-Effective Amendment No. 4 (File Nos. 333-782456/811-6632), and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary  and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and Chief      President (since 1991) of First Allmerica; Director (since 1996)
    Investment Officer                      and President (since 1995) of Allmerica Asset Management, Inc.


Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First
    Director, President and Chief           Allmerica; Director (since 1990), President and Chief
    Executive Officer                       Executive Officer (since 1995) of Allmerica Financial Life
                                            Insurance and Annuity Company; Director and President
                                            (since 1998) of Allmerica Financial Investment Management
                                            Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of
    Director and Vice President             First Allmerica

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                NAME                                   ADDRESS                         TYPE OF BUSINESS
                ----                                   -------                         ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident
and health and Annuity Company (formerly known    Worcester MA 01653              insurance,annuities, variable
as SMA Life Assurance Company)                                                    annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653


Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46240

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843


Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA  92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Parkway            Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 NationsBank Tower               Multi-line property and casualty
                                                  15301 Dallas Parkway            insurance
                                                  Dallas TX 75248

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653


ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2001, there were 14,562 Contact holders of qualified Contracts and 22,296 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

     NAME                        POSITION OR OFFICE WITH UNDERWRITER
     ----                        -----------------------------------

Margaret L. Abbott               Vice President

Emil J. Aberizk, Jr.             Vice President

Edward T. Berger                 Vice President and Chief Compliance Officer

Michael J. Brodeur               Vice President Operations

Mark R. Colborn                  Vice President

Charles F. Cronin                Secretary/Clerk

Claudia J. Eckels                Vice President

Philip L. Heffernan              Vice President

J. Kendall Huber                 Director

Mark C. McGivney                 Treasurer

William F. Monroe, Jr.           President, Director and Chief Executive Officer

K. David Nunley                  Vice President

Stephen Parker                   Vice President and Director

Richard M. Reilly                Director and Chairman of the Board

Eric A. Simonsen                 Director


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by
     Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by

          Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (i) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of April, 2001.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                               By:  /s/ Charles F. Cronin
                                    ----------------------
                                    Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                                TITLE                                                         DATE
----------                                -----                                                         ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                       April 2, 2001
------------------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                        Director, President and Chief Executive Officer
------------------------------------

John F. O'Brien*                          Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                        Director and Vice President
------------------------------------

Mark R. Colborn*                          Director and Vice President
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
------------------------------------

Robert P. Restrepo, Jr.*                  Director
------------------------------------

Eric A. Simonsen*                         Director and Vice President
------------------------------------

Gregory D. Tranter*                       Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-63093)

                                  EXHIBIT TABLE


Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants